UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.8%)
Activision Blizzard, Inc.	90,129	7,497,831
Alphabet, Inc. Cl A*	35,336	42,653,379
Alphabet, Inc. Cl C*	36,396	43,437,534
AT&T, Inc.	859,489	28,861,641
CBS Corp. Cl B	39,999	2,297,942
CenturyLink, Inc.	112,493	2,384,852
Charter Communications, Inc. Cl A*	21,137	6,888,125
Comcast Corp. Cl A	541,483	19,173,913
Discovery, Inc. Cl A*	18,555	593,760
Discovery, Inc. Cl C*	42,633	1,261,084
DISH Network Corp. Cl A*	27,096	968,953
Electronic Arts, Inc.*	36,062	4,345,110
Facebook, Inc. Cl A*	285,387	46,934,746
Interpublic Group of Cos., Inc.	45,386	1,037,978
Netflix, Inc.*	51,609	19,308,475
News Corp. Cl A	45,335	597,969
News Corp. Cl B	14,663	199,417
Omnicom Group, Inc.	26,536	1,804,979
Take-Two Interactive Software, Inc.*	13,479	1,859,967
TripAdvisor, Inc.*	12,078	616,823
Twenty-First Century Fox, Inc. Cl A	124,814	5,782,633
Twenty-First Century Fox, Inc. Cl B	57,661	2,642,027
Twitter, Inc.*	85,146	2,423,255
Verizon Communications, Inc.	488,531	26,082,670
Viacom, Inc. Cl B	41,856	1,413,059
Walt Disney Co.	175,972	20,578,166

		291,646,288

CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.	8,773	1,476,759
Amazon.com, Inc.*	48,481	97,107,443
Aptiv PLC	31,224	2,619,694
AutoZone, Inc.*	3,129	2,427,165
Best Buy Co., Inc.	28,750	2,281,600
Booking Hldgs., Inc.*	5,622	11,154,048
BorgWarner, Inc.	24,662	1,055,040
CarMax, Inc.*	20,901	1,560,678
Carnival Corp.	47,744	3,044,635
Chipotle Mexican Grill, Inc. Cl A*	2,902	1,319,017
Darden Restaurants, Inc.	14,673	1,631,491
Dollar General Corp.	31,426	3,434,862
Dollar Tree, Inc.*	28,149	2,295,551
DR Horton, Inc.	40,608	1,712,845
eBay, Inc.*	109,867	3,627,808
Expedia Group, Inc.	14,101	1,839,899
Foot Locker, Inc.	13,876	707,398
Ford Motor Co.	463,339	4,285,886
Gap, Inc.	25,719	741,993
Garmin Ltd.	14,265	999,263
General Motors Co.	155,332	5,230,028
Genuine Parts Co.	17,375	1,727,075
Goodyear Tire & Rubber Co.	28,016	655,294
H&R Block, Inc.	24,338	626,704
Hanesbrands, Inc.	42,617	785,431

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Harley-Davidson, Inc.	19,686	891,776
Hasbro, Inc.	13,813	1,452,023
Hilton Worldwide Hldgs., Inc.	35,311	2,852,423
Home Depot, Inc.	135,296	28,026,566
Kohl’s Corp.	19,723	1,470,350
L Brands, Inc.	27,014	818,524
Leggett & Platt, Inc.	15,414	674,979
Lennar Corp. Cl A	34,581	1,614,587
LKQ Corp.*	37,530	1,188,575
Lowe’s Cos., Inc.	96,005	11,023,294
Macy’s, Inc.	36,365	1,262,956
Marriott International, Inc. Cl A	34,111	4,503,675
Mattel, Inc.*	40,670	638,519
McDonald’s Corp.	91,869	15,368,765
MGM Resorts International	60,475	1,687,857
Michael Kors Hldgs. Ltd.*	17,684	1,212,415
Mohawk Industries, Inc.*	7,504	1,315,826
Newell Brands, Inc.	51,641	1,048,312
NIKE, Inc. Cl B	151,651	12,847,873
Nordstrom, Inc.	13,560	811,024
Norwegian Cruise Line Hldgs. Ltd.*	24,100	1,384,063
O’Reilly Automotive, Inc.*	9,533	3,311,002
PulteGroup, Inc.	30,924	765,987
PVH Corp.	9,066	1,309,130
Ralph Lauren Corp. Cl A	6,542	899,852
Ross Stores, Inc.	44,609	4,420,752
Royal Caribbean Cruises Ltd.	20,262	2,632,844
Starbucks Corp.	159,426	9,061,774
Tapestry, Inc.	34,095	1,713,956
Target Corp.	62,320	5,497,247
Tiffany & Co.	12,896	1,663,197
TJX Cos., Inc.	74,333	8,326,783
Tractor Supply Co.	14,412	1,309,763
Ulta Beauty, Inc.*	6,724	1,896,975
Under Armour, Inc. Cl A*	21,939	465,546
Under Armour, Inc. Cl C*	22,517	438,181
VF Corp.	38,466	3,594,648
Whirlpool Corp.	7,618	904,638
Wynn Resorts Ltd.	11,563	1,469,195
Yum! Brands, Inc.	37,586	3,416,943

		299,540,402

CONSUMER STAPLES (6.5%)
Altria Group, Inc.	223,534	13,481,336
Archer-Daniels-Midland Co.	66,149	3,325,310
Brown-Forman Corp. Cl B	19,920	1,006,956
Campbell Soup Co.	22,752	833,406
Church & Dwight Co., Inc.	29,048	1,724,580
Clorox Co.	15,165	2,280,968
Coca-Cola Co.	453,186	20,932,661
Colgate-Palmolive Co.	102,661	6,873,154
Conagra Brands, Inc.	46,441	1,577,601
Constellation Brands, Inc. Cl A	19,877	4,285,879
Costco Wholesale Corp.	51,874	12,184,165
Coty, Inc. Cl A	53,305	669,511
Estee Lauder Cos., Inc. Cl A	26,534	3,855,921
General Mills, Inc.	70,623	3,031,139
Hershey Co.	16,544	1,687,488
Hormel Foods Corp.	32,179	1,267,853
JM Smucker Co.	13,456	1,380,720
Kellogg Co.	29,963	2,098,009
Kimberly-Clark Corp.	41,138	4,674,922
Kraft Heinz Co.	73,679	4,060,450

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Kroger Co.	94,211	2,742,482
McCormick & Co., Inc.	14,363	1,892,325
Molson Coors Brewing Co. Cl B	22,166	1,363,209
Mondelez International, Inc. Cl A	173,451	7,451,455
Monster Beverage Corp.*	47,099	2,744,930
PepsiCo, Inc.	167,433	18,719,009
Philip Morris International, Inc.	184,047	15,007,192
Procter & Gamble Co.	294,500	24,511,235
Sysco Corp.	56,582	4,144,631
Tyson Foods, Inc. Cl A	35,028	2,085,217
Walgreens Boots Alliance, Inc.	99,894	7,282,273
Walmart, Inc.	169,820	15,947,796

		195,123,783

ENERGY (5.8%)
Anadarko Petroleum Corp.	60,579	4,083,630
Apache Corp.	45,370	2,162,788
Baker Hughes, a GE Co.	49,325	1,668,665
Cabot Oil & Gas Corp.	52,419	1,180,476
Chevron Corp.	226,875	27,742,275
Cimarex Energy Co.	11,246	1,045,203
Concho Resources, Inc.*	23,673	3,616,051
ConocoPhillips	137,573	10,648,150
Devon Energy Corp.	60,219	2,405,147
EOG Resources, Inc.	68,558	8,745,944
EQT Corp.	31,233	1,381,436
Exxon Mobil Corp.	501,036	42,598,081
Halliburton Co.	104,187	4,222,699
Helmerich & Payne, Inc.	12,876	885,482
Hess Corp.	29,868	2,137,951
HollyFrontier Corp.	19,148	1,338,445
Kinder Morgan, Inc.	224,686	3,983,683
Marathon Oil Corp.	101,040	2,352,211
Marathon Petroleum Corp.	79,546	6,361,294
National Oilwell Varco, Inc.	45,233	1,948,638
Newfield Exploration Co.*	23,671	682,435
Noble Energy, Inc.	57,195	1,783,912
Occidental Petroleum Corp.	90,500	7,436,385
ONEOK, Inc.	48,645	3,297,645
Phillips 66	50,539	5,696,756
Pioneer Natural Resources Co.	20,160	3,511,670
Schlumberger Ltd.	163,845	9,981,437
TechnipFMC PLC	50,520	1,578,750
Valero Energy Corp.	50,623	5,758,366
Williams Cos., Inc.	143,309	3,896,572

		174,132,177

FINANCIALS (12.9%)
Affiliated Managers Group, Inc.	6,315	863,387
Aflac, Inc.	90,831	4,275,415
Allstate Corp.	40,953	4,042,061
American Express Co.	83,541	8,896,281
American International Group, Inc.	105,066	5,593,714
Ameriprise Financial, Inc.	16,787	2,478,768
Aon PLC	28,713	4,415,485
Arthur J Gallagher & Co.	21,613	1,608,872
Assurant, Inc.	6,253	675,011
Bank of America Corp.	1,098,792	32,370,412
Bank of New York Mellon Corp.	108,760	5,545,672
BB&T Corp.	91,601	4,446,313
Berkshire Hathaway, Inc. Cl B*	230,761	49,408,238
BlackRock, Inc. Cl A	14,537	6,851,724
Brighthouse Financial, Inc.*	14,149	625,952
Capital One Financial Corp.	56,573	5,370,475

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

CBOE Global Markets, Inc.	13,680	1,312,733
Charles Schwab Corp.	142,055	6,982,003
Chubb Ltd.	54,827	7,327,080
Cincinnati Financial Corp.	17,929	1,377,126
Citigroup, Inc.	297,976	21,376,798
Citizens Financial Group, Inc.	56,325	2,172,455
CME Group, Inc. Cl A	40,278	6,855,718
Comerica, Inc.	20,251	1,826,640
Discover Financial Svcs.	40,525	3,098,136
E*TRADE Financial Corp.*	30,615	1,603,920
Everest Re Group Ltd.	4,838	1,105,338
Fifth Third Bancorp	78,866	2,201,939
Franklin Resources, Inc.	36,173	1,100,021
Goldman Sachs Group, Inc.	41,549	9,316,948
Hartford Financial Svcs. Group, Inc.	42,394	2,118,004
Huntington Bancshares, Inc.	130,506	1,947,149
Intercontinental Exchange, Inc.	67,702	5,070,203
Invesco Ltd.	48,726	1,114,851
Jefferies Financial Group, Inc.	34,379	754,963
JPMorgan Chase & Co.	397,812	44,889,106
KeyCorp	124,365	2,473,620
Lincoln National Corp.	25,607	1,732,570
Loews Corp.	32,918	1,653,471
M&T Bank Corp.	17,005	2,798,003
Marsh & McLennan Cos., Inc.	59,687	4,937,309
MetLife, Inc.	117,594	5,493,992
Moody’s Corp.	19,764	3,304,541
Morgan Stanley	156,838	7,303,946
MSCI, Inc. Cl A	10,494	1,861,741
Nasdaq, Inc.	13,630	1,169,454
Northern Trust Corp.	26,401	2,696,334
People’s United Financial, Inc.	41,141	704,334
PNC Financial Svcs. Group Inc	54,953	7,484,049
Principal Financial Group, Inc.	31,352	1,836,914
Progressive Corp.	69,012	4,902,612
Prudential Financial, Inc.	49,321	4,997,204
Raymond James Financial, Inc.	15,511	1,427,788
Regions Financial Corp.	130,417	2,393,152
S&P Global, Inc.	29,746	5,812,071
State Street Corp.	44,869	3,759,125
SunTrust Banks, Inc.	54,494	3,639,654
SVB Financial Group*	6,290	1,955,121
Synchrony Financial	80,769	2,510,300
T. Rowe Price Group, Inc.	28,767	3,140,781
Torchmark Corp.	12,263	1,063,079
Travelers Cos., Inc.	31,677	4,108,824
U.S. Bancorp	181,032	9,560,300
Unum Group	25,904	1,012,069
Wells Fargo & Co.	512,377	26,930,535
Willis Towers Watson PLC	15,470	2,180,342
Zions Bancorporation	22,958	1,151,344

		387,013,490

HEALTH CARE (14.6%)
Abbott Laboratories	207,408	15,215,451
AbbVie, Inc.	179,085	16,937,859
ABIOMED, Inc.*	5,309	2,387,723
Aetna, Inc.	38,681	7,846,441
Agilent Technologies, Inc.	37,675	2,657,594
Alexion Pharmaceuticals, Inc.*	26,390	3,668,474
Align Technology, Inc.*	8,628	3,375,446
Allergan PLC	37,769	7,194,239
AmerisourceBergen Corp. Cl A	18,916	1,744,434

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Amgen, Inc.	76,557	15,869,501
Anthem, Inc.	30,800	8,440,740
Baxter International, Inc.	58,793	4,532,352
Becton Dickinson & Co.	31,650	8,260,650
Biogen, Inc.*	23,855	8,428,210
Boston Scientific Corp.*	163,645	6,300,332
Bristol-Myers Squibb Co.	192,945	11,978,026
Cardinal Health, Inc.	36,551	1,973,754
Celgene Corp.*	83,189	7,444,584
Centene Corp.*	24,272	3,514,100
Cerner Corp.*	38,929	2,507,417
Cigna Corp.	28,793	5,996,142
Cooper Cos., Inc.	5,810	1,610,241
CVS Health Corp.	120,426	9,479,935
Danaher Corp.	72,856	7,916,533
DaVita, Inc.*	15,026	1,076,312
DENTSPLY SIRONA, Inc.	26,382	995,657
Edwards Lifesciences Corp.*	24,648	4,291,217
Eli Lilly & Co.	113,066	12,133,112
Envision Healthcare Corp.*	14,310	654,396
Express Scripts Hldg. Co.*	66,508	6,318,925
Gilead Sciences, Inc.	153,250	11,832,433
HCA Healthcare, Inc.	31,952	4,445,162
Henry Schein, Inc.*	18,157	1,543,890
Hologic, Inc.*	32,248	1,321,523
Humana, Inc.	16,299	5,517,537
IDEXX Laboratories, Inc.*	10,240	2,556,518
Illumina, Inc.*	17,404	6,388,312
Incyte Corp.*	20,883	1,442,598
Intuitive Surgical, Inc.*	13,459	7,725,466
IQVIA Hldgs., Inc.*	19,146	2,484,002
Johnson & Johnson	317,332	43,845,762
Laboratory Corp. of America Hldgs.*	12,057	2,094,060
McKesson Corp.	23,621	3,133,326
Medtronic PLC	159,680	15,707,722
Merck & Co., Inc.	314,689	22,324,038
Mettler-Toledo International, Inc.*	2,982	1,815,978
Mylan NV*	61,083	2,235,638
Nektar Therapeutics Cl A*	20,357	1,240,963
PerkinElmer, Inc.	13,099	1,274,140
Perrigo Co. PLC	14,902	1,055,062
Pfizer, Inc.	693,655	30,569,376
Quest Diagnostics, Inc.	16,188	1,746,847
Regeneron Pharmaceuticals, Inc.*	9,123	3,686,057
ResMed, Inc.	16,895	1,948,669
Stryker Corp.	36,740	6,527,963
Thermo Fisher Scientific, Inc.	47,666	11,634,317
UnitedHealth Group, Inc.	113,915	30,305,947
Universal Health Svcs., Inc. Cl B	10,209	1,305,119
Varian Medical Systems, Inc.*	10,838	1,213,097
Vertex Pharmaceuticals, Inc.*	30,231	5,826,723
Waters Corp.*	9,121	1,775,676
WellCare Health Plans, Inc.*	5,901	1,891,211
Zimmer Biomet Hldgs., Inc.	24,068	3,164,220
Zoetis, Inc. Cl A	56,989	5,217,913

		437,547,062

INDUSTRIALS (9.5%)
3M Co.	69,438	14,631,281
Alaska Air Group, Inc.	14,562	1,002,739
Allegion PLC	11,240	1,018,007
American Airlines Group, Inc.	48,607	2,008,927
AMETEK, Inc.	27,422	2,169,629

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

AO Smith Corp.	17,098	912,520
Arconic, Inc.	50,847	1,119,143
Boeing Co.	63,098	23,466,146
Caterpillar, Inc.	70,284	10,717,607
CH Robinson Worldwide, Inc.	16,406	1,606,476
Cintas Corp.	10,190	2,015,684
Copart, Inc.*	24,128	1,243,316
CSX Corp.	96,636	7,155,896
Cummins, Inc.	17,788	2,598,293
Deere & Co.	38,116	5,729,978
Delta Air Lines, Inc.	74,527	4,309,896
Dover Corp.	17,505	1,549,718
Eaton Corp. PLC	51,327	4,451,591
Emerson Electric Co.	74,448	5,701,228
Equifax, Inc.	14,263	1,862,320
Expeditors International of Washington, Inc.	20,659	1,519,056
Fastenal Co.	33,978	1,971,404
FedEx Corp.	28,881	6,954,256
Flowserve Corp.	15,474	846,273
Fluor Corp.	16,642	966,900
Fortive Corp.	36,527	3,075,573
Fortune Brands Home & Security, Inc.	16,904	885,094
General Dynamics Corp.	32,927	6,740,815
General Electric Co.	1,028,732	11,614,384
Harris Corp.	13,910	2,353,711
Honeywell International, Inc.	87,852	14,618,573
Huntington Ingalls Industries, Inc.	5,123	1,311,898
IHS Markit Ltd.*	42,233	2,278,893
Illinois Tool Works, Inc.	36,526	5,154,549
Ingersoll-Rand PLC	29,056	2,972,429
Jacobs Engineering Group, Inc.	14,113	1,079,645
JB Hunt Transport Svcs., Inc.	10,354	1,231,505
Johnson Controls International PLC	109,472	3,831,520
Kansas City Southern	12,083	1,368,762
L-3 Technologies, Inc.	9,281	1,973,326
Lockheed Martin Corp.	29,308	10,139,396
Masco Corp.	36,402	1,332,313
Nielsen Hldgs. PLC	42,170	1,166,422
Norfolk Southern Corp.	33,142	5,982,131
Northrop Grumman Corp.	20,628	6,546,708
PACCAR, Inc.	41,481	2,828,589
Parker-Hannifin Corp.	15,673	2,882,735
Pentair PLC	19,084	827,291
Quanta Svcs., Inc.*	17,650	589,157
Raytheon Co.	33,758	6,976,428
Republic Svcs., Inc. Cl A	25,754	1,871,286
Robert Half International, Inc.	14,480	1,019,102
Rockwell Automation, Inc.	14,597	2,737,229
Rockwell Collins, Inc.	19,441	2,730,877
Rollins, Inc.	11,614	704,854
Roper Technologies, Inc.	12,239	3,625,314
Snap-on, Inc.	6,688	1,227,917
Southwest Airlines Co.	61,082	3,814,571
Stanley Black & Decker, Inc.	18,113	2,652,468
Stericycle, Inc.*	10,154	595,837
Textron, Inc.	29,375	2,099,431
TransDigm Group, Inc.*	5,731	2,133,651
Union Pacific Corp.	87,609	14,265,374
United Continental Hldgs., Inc.*	27,133	2,416,465
United Parcel Svcs., Inc. Cl B	82,106	9,585,876
United Rentals, Inc.*	9,796	1,602,626
United Technologies Corp.	88,988	12,441,412

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Verisk Analytics, Inc. Cl A*	19,498	2,350,484
Waste Management, Inc.	46,662	4,216,378
WW Grainger, Inc.	5,383	1,923,938
Xylem, Inc.	21,251	1,697,317

		283,002,538

INFORMATION TECHNOLOGY (20.4%)
Accenture PLC Cl A	75,807	12,902,351
Adobe Systems, Inc.*	57,898	15,629,565
Advanced Micro Devices, Inc.*	101,797	3,144,509
Akamai Technologies, Inc.*	20,027	1,464,975
Alliance Data Systems Corp.	5,601	1,322,732
Amphenol Corp. Cl A	35,534	3,340,907
Analog Devices, Inc.	43,964	4,064,911
ANSYS, Inc.*	9,984	1,863,813
Apple, Inc.	542,690	122,506,841
Applied Materials, Inc.	116,291	4,494,647
Arista Networks, Inc.*	6,109	1,624,139
Autodesk, Inc.*	25,851	4,035,600
Automatic Data Processing, Inc.	51,874	7,815,337
Broadcom, Inc.	51,086	12,604,449
Broadridge Financial Solutions, Inc.	13,775	1,817,611
CA, Inc.	37,105	1,638,186
Cadence Design Systems, Inc.*	33,474	1,517,042
Cisco Systems, Inc.	540,801	26,309,969
Citrix Systems, Inc.*	15,231	1,693,078
Cognizant Technology Solutions Corp. Cl A	68,654	5,296,656
Corning, Inc.	95,787	3,381,281
DXC Technology Co.	33,235	3,108,137
F5 Networks, Inc.*	7,195	1,434,827
Fidelity National Information Svcs., Inc.	38,907	4,243,587
Fiserv, Inc.*	47,910	3,946,826
FleetCor Technologies, Inc.*	10,462	2,383,662
FLIR Systems, Inc.	16,302	1,002,084
Gartner, Inc.*	10,777	1,708,155
Global Payments, Inc.	18,694	2,381,616
Hewlett Packard Enterprise Co.	174,103	2,839,620
HP, Inc.	187,166	4,823,268
Intel Corp.	545,714	25,806,815
International Business Machines Corp.	108,137	16,351,396
Intuit, Inc.	30,646	6,968,900
IPG Photonics Corp.*	4,260	664,858
Juniper Networks, Inc.	40,804	1,222,896
KLA-Tencor Corp.	18,457	1,877,262
Lam Research Corp.	18,648	2,828,902
Mastercard, Inc. Cl A	107,936	24,027,633
Microchip Technology, Inc.	27,868	2,199,064
Micron Technology, Inc.*	137,355	6,212,567
Microsoft Corp.	906,196	103,641,637
Motorola Solutions, Inc.	19,210	2,499,989
NetApp, Inc.	30,635	2,631,240
NVIDIA Corp.	72,017	20,238,217
Oracle Corp.	334,609	17,252,440
Paychex, Inc.	37,903	2,791,556
PayPal Hldgs. Inc.*	140,098	12,306,208
Qorvo, Inc.*	14,843	1,141,278
QUALCOMM, Inc.	166,448	11,989,249
Red Hat, Inc.*	20,947	2,854,657
Salesforce.com, Inc.*	89,405	14,218,077
Seagate Technology PLC	30,957	1,465,814
Skyworks Solutions, Inc.	21,106	1,914,525
Symantec Corp.	73,441	1,562,825
Synopsys, Inc.*	17,598	1,735,339

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

TE Connectivity Ltd.	41,221	3,624,563
Texas Instruments, Inc.	114,929	12,330,732
Total System Svcs., Inc.	19,845	1,959,495
VeriSign, Inc.*	12,695	2,032,723
Visa, Inc. Cl A	210,192	31,547,717
Western Digital Corp.	34,473	2,018,049
Western Union Co.	52,955	1,009,322
Xerox Corp.	26,327	710,302
Xilinx, Inc.	29,918	2,398,526

		610,375,154

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	25,954	4,335,616
Albemarle Corp.	12,799	1,277,084
Avery Dennison Corp.	10,315	1,117,630
Ball Corp.	40,689	1,789,909
CF Industries Hldgs., Inc.	27,646	1,505,048
DowDuPont, Inc.	273,143	17,565,826
Eastman Chemical Co.	16,742	1,602,544
Ecolab, Inc.	30,088	4,717,197
FMC Corp.	15,894	1,385,639
Freeport-McMoRan, Inc.	171,485	2,387,071
International Flavors & Fragrances, Inc.	10,857	1,510,426
International Paper Co.	48,371	2,377,435
LyondellBasell Industries NV Cl A	37,800	3,874,878
Martin Marietta Materials, Inc.	7,466	1,358,439
Mosaic Co.	42,036	1,365,329
Newmont Mining Corp.	63,095	1,905,469
Nucor Corp.	37,409	2,373,601
Packaging Corp. of America	11,165	1,224,689
PPG Industries, Inc.	28,654	3,127,011
Praxair, Inc.	34,020	5,468,035
Sealed Air Corp.	18,804	754,981
Sherwin-Williams Co.	9,725	4,426,917
Vulcan Materials Co.	15,629	1,737,945
WestRock Co.	30,169	1,612,231

		70,800,950

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	12,496	1,571,872
American Tower Corp.	52,091	7,568,822
Apartment Investment & Management Co. Cl A	18,617	821,568
AvalonBay Communities, Inc.	16,355	2,962,708
Boston Properties, Inc.	18,267	2,248,485
CBRE Group, Inc. Cl A*	37,423	1,650,354
Crown Castle International Corp.	49,086	5,464,744
Digital Realty Trust, Inc.	24,403	2,744,849
Duke Realty Corp.	42,266	1,199,086
Equinix, Inc.	9,412	4,074,361
Equity Residential	43,595	2,888,605
Essex Property Trust, Inc.	7,826	1,930,753
Extra Space Storage, Inc.	14,973	1,297,261
Federal Realty Investment Trust	8,691	1,099,151
HCP, Inc.	55,661	1,464,998
Host Hotels & Resorts, Inc.	87,885	1,854,374
Iron Mountain, Inc.	33,906	1,170,435
Kimco Realty Corp.	49,998	836,967
Macerich Co.	12,520	692,231
Mid-America Apartment Communities, Inc.	13,447	1,347,120
Prologis, Inc.	74,422	5,045,067
Public Storage	17,759	3,580,747
Realty Income Corp.	34,374	1,955,537
Regency Centers Corp.	20,048	1,296,504
SBA Communications Corp. Cl A*	13,583	2,181,837

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Simon Property Group, Inc.	36,642	6,476,474
SL Green Realty Corp.	10,244	999,097
UDR, Inc.	31,666	1,280,256
Ventas, Inc.	42,202	2,294,945
Vornado Realty Trust	20,494	1,496,062
Welltower, Inc.	44,055	2,833,618
Weyerhaeuser Co.	89,709	2,894,909

		77,223,797

UTILITIES (2.8%)
AES Corp.	78,338	1,096,732
Alliant Energy Corp.	27,636	1,176,465
Ameren Corp.	28,883	1,825,983
American Electric Power Co., Inc.	58,364	4,136,840
American Water Works Co., Inc.	21,377	1,880,535
CenterPoint Energy, Inc.	58,177	1,608,594
CMS Energy Corp.	33,552	1,644,048
Consolidated Edison, Inc.	36,824	2,805,621
Dominion Energy, Inc.	77,388	5,438,829
DTE Energy Co.	21,506	2,346,950
Duke Energy Corp.	84,225	6,739,685
Edison International	38,577	2,610,891
Entergy Corp.	21,409	1,736,912
Evergy, Inc.	32,233	1,770,236
Eversource Energy	37,488	2,303,263
Exelon Corp.	114,301	4,990,382
FirstEnergy Corp.	57,587	2,140,509
NextEra Energy, Inc.	55,794	9,351,074
NiSource, Inc.	43,027	1,072,233
NRG Energy, Inc.	35,945	1,344,343
PG&E Corp.*	61,432	2,826,486
Pinnacle West Capital Corp.	13,245	1,048,739
PPL Corp.	82,918	2,426,181
Public Svcs. Enterprise Group, Inc.	59,805	3,157,106
SCANA Corp.	16,887	656,735
Sempra Energy	32,317	3,676,059
Southern Co.	119,944	5,229,558
WEC Energy Group, Inc.	37,348	2,493,352
Xcel Energy, Inc.	60,235	2,843,694

		82,378,035

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,583,515,818) 97.3%		2,908,783,676

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	1.93	10/11/18	8,200,000	8,195,568
U.S. Treasury Bill	A-1+	1.94	10/04/18	10,600,000	10,598,291
U.S. Treasury Bill	A-1+	1.97	10/11/18	12,700,000	12,693,136
U.S. Treasury Bill	A-1+	2.03	11/08/18	11,500,000	11,475,511
U.S. Treasury Bill (1)	A-1+	2.06	11/29/18	5,000,000	4,982,607

					47,945,113

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	1.90	10/01/18	5,200,000	5,200,000

COMMERCIAL PAPER (0.8%)
Cargill Global Funding PLC†	A-1	2.16	10/01/18	25,000,000	25,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $78,145,697) 2.6%					78,145,113

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $1,661,661,515) 99.9%	2,986,928,789

OTHER NET ASSETS 0.1%	3,242,153

NET ASSETS 100.0%	$2,990,170,942

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.5%)
Activision Blizzard, Inc.	5,517	458,959
Alphabet, Inc. Cl A*	2,162	2,609,707
Alphabet, Inc. Cl C*	2,228	2,659,051
AT&T, Inc.	52,610	1,766,644
CBS Corp. Cl B	2,448	140,638
CenturyLink, Inc.	6,886	145,983
Charter Communications, Inc. Cl A*	1,294	421,689
Comcast Corp. Cl A	33,144	1,173,629
Discovery, Inc. Cl A*	1,136	36,352
Discovery, Inc. Cl C*	2,609	77,174
DISH Network Corp. Cl A*	1,658	59,290
Electronic Arts, Inc.*	2,208	266,042
Facebook, Inc. Cl A*	17,468	2,872,787
Interpublic Group of Cos., Inc.	2,777	63,510
Netflix, Inc.*	3,159	1,181,877
News Corp. Cl A	2,774	36,589
News Corp. Cl B	897	12,199
Omnicom Group, Inc.	1,625	110,533
Take-Two Interactive Software, Inc.*	824	113,704
TripAdvisor, Inc.*	740	37,792
Twenty-First Century Fox, Inc. Cl A	7,639	353,915
Twenty-First Century Fox, Inc. Cl B	3,529	161,699
Twitter, Inc.*	5,211	148,305
Verizon Communications, Inc.	29,903	1,596,521
Viacom, Inc. Cl B	2,561	86,459
Walt Disney Co.	10,771	1,259,561

		17,850,609

CONSUMER DISCRETIONARY (5.7%)
Advance Auto Parts, Inc.	536	90,225
Amazon.com, Inc.*	2,967	5,942,901
Aptiv PLC	1,910	160,249
AutoZone, Inc.*	192	148,934
Best Buy Co., Inc.	1,760	139,674
Booking Hldgs., Inc.*	344	682,496
BorgWarner, Inc.	1,509	64,555
CarMax, Inc.*	1,280	95,578
Carnival Corp.	2,922	186,336
Chipotle Mexican Grill, Inc. Cl A*	177	80,450
Darden Restaurants, Inc.	897	99,737
Dollar General Corp.	1,923	210,184
Dollar Tree, Inc.*	1,722	140,429
DR Horton, Inc.	2,485	104,817
eBay, Inc.*	6,724	222,026
Expedia Group, Inc.	863	112,604
Foot Locker, Inc.	850	43,333
Ford Motor Co.	28,361	262,339
Gap, Inc.	1,574	45,410
Garmin Ltd.	873	61,154
General Motors Co.	9,508	320,134
Genuine Parts Co.	1,063	105,662
Goodyear Tire & Rubber Co.	1,716	40,137
H&R Block, Inc.	1,490	38,368
Hanesbrands, Inc.	2,608	48,065
Harley-Davidson, Inc.	1,205	54,587
Hasbro, Inc.	845	88,826
Hilton Worldwide Hldgs., Inc.	2,161	174,566
Home Depot, Inc.	8,282	1,715,616

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Kohl’s Corp.	1,208	90,056
L Brands, Inc.	1,654	50,116
Leggett & Platt, Inc.	944	41,338
Lennar Corp. Cl A	2,117	98,843
LKQ Corp.*	2,297	72,746
Lowe’s Cos., Inc.	5,877	674,797
Macy’s, Inc.	2,226	77,309
Marriott International, Inc. Cl A	2,088	275,679
Mattel, Inc.*	2,489	39,077
McDonald’s Corp.	5,624	940,839
MGM Resorts International	3,701	103,295
Michael Kors Hldgs. Ltd.*	1,082	74,182
Mohawk Industries, Inc.*	459	80,486
Newell Brands, Inc.	3,162	64,189
NIKE, Inc. Cl B	9,282	786,371
Nordstrom, Inc.	830	49,642
Norwegian Cruise Line Hldgs. Ltd.*	1,475	84,709
O’Reilly Automotive, Inc.*	584	202,835
PulteGroup, Inc.	1,893	46,890
PVH Corp.	556	80,286
Ralph Lauren Corp. Cl A	401	55,158
Ross Stores, Inc.	2,730	270,543
Royal Caribbean Cruises Ltd.	1,240	161,126
Starbucks Corp.	9,759	554,702
Tapestry, Inc.	2,086	104,863
Target Corp.	3,815	336,521
Tiffany & Co.	789	101,757
TJX Cos., Inc.	4,549	509,579
Tractor Supply Co.	882	80,156
Ulta Beauty, Inc.*	412	116,233
Under Armour, Inc. Cl A*	1,343	28,498
Under Armour, Inc. Cl C*	1,378	26,816
VF Corp.	2,355	220,075
Whirlpool Corp.	466	55,338
Wynn Resorts Ltd.	707	89,831
Yum! Brands, Inc.	2,302	209,275

		18,333,548

CONSUMER STAPLES (3.7%)
Altria Group, Inc.	13,683	825,222
Archer-Daniels-Midland Co.	4,048	203,493
Brown-Forman Corp. Cl B	1,219	61,620
Campbell Soup Co.	1,394	51,062
Church & Dwight Co., Inc.	1,778	105,560
Clorox Co.	928	139,580
Coca-Cola Co.	27,740	1,281,311
Colgate-Palmolive Co.	6,284	420,714
Conagra Brands, Inc.	2,843	96,577
Constellation Brands, Inc. Cl A	1,216	262,194
Costco Wholesale Corp.	3,174	745,509
Coty, Inc. Cl A	3,263	40,983
Estee Lauder Cos., Inc. Cl A	1,624	236,000
General Mills, Inc.	4,323	185,543
Hershey Co.	1,012	103,224
Hormel Foods Corp.	1,970	77,618
JM Smucker Co.	823	84,448
Kellogg Co.	1,833	128,347
Kimberly-Clark Corp.	2,518	286,146
Kraft Heinz Co.	4,510	248,546
Kroger Co.	5,767	167,877
McCormick & Co., Inc.	879	115,808
Molson Coors Brewing Co. Cl B	1,357	83,456
Mondelez International, Inc. Cl A	10,617	456,106

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Monster Beverage Corp.*	2,883	168,021
PepsiCo, Inc.	10,248	1,145,726
Philip Morris International, Inc.	11,265	918,548
Procter & Gamble Co.	18,027	1,500,387
Sysco Corp.	3,462	253,591
Tyson Foods, Inc. Cl A	2,145	127,692
Walgreens Boots Alliance, Inc.	6,115	445,784
Walmart, Inc.	10,395	976,194

		11,942,887

ENERGY (3.3%)
Anadarko Petroleum Corp.	3,708	249,956
Apache Corp.	2,776	132,332
Baker Hughes, a GE Co.	3,019	102,133
Cabot Oil & Gas Corp.	3,209	72,267
Chevron Corp.	13,887	1,698,102
Cimarex Energy Co.	688	63,943
Concho Resources, Inc.*	1,449	221,335
ConocoPhillips	8,422	651,863
Devon Energy Corp.	3,686	147,219
EOG Resources, Inc.	4,196	535,284
EQT Corp.	1,911	84,523
Exxon Mobil Corp.	30,668	2,607,393
Halliburton Co.	6,377	258,460
Helmerich & Payne, Inc.	787	54,122
Hess Corp.	1,829	130,920
HollyFrontier Corp.	1,173	81,993
Kinder Morgan, Inc.	13,753	243,841
Marathon Oil Corp.	6,184	143,963
Marathon Petroleum Corp.	4,868	389,294
National Oilwell Varco, Inc.	2,769	119,288
Newfield Exploration Co.*	1,448	41,746
Noble Energy, Inc.	3,500	109,165
Occidental Petroleum Corp.	5,539	455,140
ONEOK, Inc.	2,977	201,811
Phillips 66	3,093	348,643
Pioneer Natural Resources Co.	1,234	214,950
Schlumberger Ltd.	10,028	610,906
TechnipFMC PLC	3,093	96,656
Valero Energy Corp.	3,099	352,511
Williams Cos., Inc.	8,772	238,511

		10,658,270

FINANCIALS (7.3%)
Affiliated Managers Group, Inc.	387	52,911
Aflac, Inc.	5,561	261,756
Allstate Corp.	2,507	247,441
American Express Co.	5,114	544,590
American International Group, Inc.	6,432	342,440
Ameriprise Financial, Inc.	1,028	151,794
Aon PLC	1,758	270,345
Arthur J Gallagher & Co.	1,323	98,484
Assurant, Inc.	382	41,237
Bank of America Corp.	67,259	1,981,450
Bank of New York Mellon Corp.	6,657	339,440
BB&T Corp.	5,607	272,164
Berkshire Hathaway, Inc. Cl B*	14,124	3,024,090
BlackRock, Inc. Cl A	890	419,484
Brighthouse Financial, Inc.*	866	38,312
Capital One Financial Corp.	3,463	328,743
CBOE Global Markets, Inc.	837	80,319
Charles Schwab Corp.	8,695	427,359
Chubb Ltd.	3,356	448,496
Cincinnati Financial Corp.	1,097	84,261

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Citigroup, Inc.	18,240	1,308,538
Citizens Financial Group, Inc.	3,448	132,989
CME Group, Inc. Cl A	2,465	419,568
Comerica, Inc.	1,239	111,758
Discover Financial Svcs.	2,481	189,672
E*TRADE Financial Corp.*	1,874	98,179
Everest Re Group Ltd.	296	67,627
Fifth Third Bancorp	4,828	134,798
Franklin Resources, Inc.	2,215	67,358
Goldman Sachs Group, Inc.	2,543	570,242
Hartford Financial Svcs. Group, Inc.	2,594	129,596
Huntington Bancshares, Inc.	7,988	119,181
Intercontinental Exchange, Inc.	4,145	310,419
Invesco Ltd.	2,982	68,228
Jefferies Financial Group, Inc.	2,105	46,226
JPMorgan Chase & Co.	24,351	2,747,767
KeyCorp	7,613	151,423
Lincoln National Corp.	1,568	106,091
Loews Corp.	2,014	101,163
M&T Bank Corp.	1,041	171,286
Marsh & McLennan Cos., Inc.	3,654	302,259
MetLife, Inc.	7,198	336,291
Moody’s Corp.	1,210	202,312
Morgan Stanley	9,600	447,072
MSCI, Inc. Cl A	642	113,897
Nasdaq, Inc.	835	71,643
Northern Trust Corp.	1,615	164,940
People’s United Financial, Inc.	2,518	43,108
PNC Financial Svcs. Grp., Inc.	3,364	458,143
Principal Financial Group, Inc.	1,920	112,493
Progressive Corp.	4,223	300,002
Prudential Financial, Inc.	3,020	305,986
Raymond James Financial, Inc.	949	87,355
Regions Financial Corp.	7,984	146,506
S&P Global, Inc.	1,821	355,805
State Street Corp.	2,746	230,060
SunTrust Banks, Inc.	3,336	222,811
SVB Financial Group*	384	119,359
Synchrony Financial	4,945	153,691
T. Rowe Price Group, Inc.	1,760	192,157
Torchmark Corp.	751	65,104
Travelers Cos., Inc.	1,939	251,508
U.S. Bancorp	11,081	585,188
Unum Group	1,586	61,965
Wells Fargo & Co.	31,364	1,648,492
Willis Towers Watson PLC	948	133,611
Zions Bancorporation	1,406	70,511

		23,689,494

HEALTH CARE (8.3%)
Abbott Laboratories	12,695	931,305
AbbVie, Inc.	10,962	1,036,786
ABIOMED, Inc.*	324	145,719
Aetna, Inc.	2,368	480,349
Agilent Technologies, Inc.	2,305	162,595
Alexion Pharmaceuticals, Inc.*	1,614	224,362
Align Technology, Inc.*	527	206,173
Allergan PLC	2,312	440,390
AmerisourceBergen Corp. Cl A	1,158	106,791
Amgen, Inc.	4,687	971,568
Anthem, Inc.	1,885	516,584
Baxter International, Inc.	3,599	277,447
Becton Dickinson & Co.	1,937	505,557

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Biogen, Inc.*	1,461	516,186
Boston Scientific Corp.*	10,017	385,655
Bristol-Myers Squibb Co.	11,810	733,165
Cardinal Health, Inc.	2,237	120,798
Celgene Corp.*	5,093	455,773
Centene Corp.*	1,485	214,998
Cerner Corp.*	2,382	153,425
Cigna Corp.	1,762	366,937
Cooper Cos., Inc.	355	98,388
CVS Health Corp.	7,371	580,245
Danaher Corp.	4,459	484,515
DaVita, Inc.*	921	65,971
DENTSPLY SIRONA, Inc.	1,615	60,950
Edwards Lifesciences Corp.*	1,509	262,717
Eli Lilly & Co.	6,920	742,585
Envision Healthcare Corp.*	876	40,059
Express Scripts Hldg. Co.*	4,071	386,786
Gilead Sciences, Inc.	9,380	724,230
HCA Healthcare, Inc.	1,956	272,119
Henry Schein, Inc.*	1,111	94,468
Hologic, Inc.*	1,974	80,895
Humana, Inc.	997	337,504
IDEXX Laboratories, Inc.*	627	156,537
Illumina, Inc.*	1,066	391,286
Incyte Corp.*	1,278	88,284
Intuitive Surgical, Inc.*	823	472,402
IQVIA Hldgs., Inc.*	1,172	152,055
Johnson & Johnson	19,423	2,683,676
Laboratory Corp. of America Hldgs.*	738	128,176
McKesson Corp.	1,446	191,812
Medtronic PLC	9,773	961,370
Merck & Co., Inc.	19,263	1,366,517
Mettler-Toledo International, Inc.*	183	111,443
Mylan NV*	3,739	136,847
Nektar Therapeutics Cl A*	1,246	75,956
PerkinElmer, Inc.	801	77,913
Perrigo Co. PLC	913	64,640
Pfizer, Inc.	42,459	1,871,168
Quest Diagnostics, Inc.	991	106,939
Regeneron Pharmaceuticals, Inc.*	558	225,454
ResMed, Inc.	1,033	119,146
Stryker Corp.	2,249	399,602
Thermo Fisher Scientific, Inc.	2,918	712,225
UnitedHealth Group, Inc.	6,973	1,855,097
Universal Health Svcs., Inc. Cl B	626	80,028
Varian Medical Systems, Inc.*	663	74,210
Vertex Pharmaceuticals, Inc.*	1,850	356,569
Waters Corp.*	559	108,826
WellCare Health Plans, Inc.*	361	115,697
Zimmer Biomet Hldgs., Inc.	1,472	193,524
Zoetis, Inc. Cl A	3,489	319,453

		26,780,847

INDUSTRIALS (5.3%)
3M Co.	4,251	895,728
Alaska Air Group, Inc.	890	61,285
Allegion PLC	688	62,312
American Airlines Group, Inc.	2,976	122,998
AMETEK, Inc.	1,678	132,763
AO Smith Corp.	1,047	55,878
Arconic, Inc.	3,112	68,495
Boeing Co.	3,862	1,436,278
Caterpillar, Inc.	4,302	656,012

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

CH Robinson Worldwide, Inc.	1,003	98,214
Cintas Corp.	623	123,236
Copart, Inc.*	1,476	76,058
CSX Corp.	5,916	438,080
Cummins, Inc.	1,089	159,070
Deere & Co.	2,334	350,870
Delta Air Lines, Inc.	4,562	263,821
Dover Corp.	1,072	94,904
Eaton Corp. PLC	3,142	272,506
Emerson Electric Co.	4,556	348,899
Equifax, Inc.	873	113,988
Expeditors International of Washington, Inc.	1,264	92,942
Fastenal Co.	2,080	120,682
FedEx Corp.	1,768	425,717
Flowserve Corp.	947	51,791
Fluor Corp.	1,018	59,146
Fortive Corp.	2,235	188,187
Fortune Brands Home & Security, Inc.	1,035	54,193
General Dynamics Corp.	2,015	412,511
General Electric Co.	62,969	710,920
Harris Corp.	852	144,167
Honeywell International, Inc.	5,378	894,899
Huntington Ingalls Industries, Inc.	314	80,409
IHS Markit Ltd.*	2,585	139,487
Illinois Tool Works, Inc.	2,235	315,403
Ingersoll-Rand PLC	1,779	181,992
Jacobs Engineering Group, Inc.	864	66,096
JB Hunt Transport Svcs., Inc.	634	75,408
Johnson Controls International PLC	6,701	234,535
Kansas City Southern	740	83,827
L-3 Technologies, Inc.	567	120,556
Lockheed Martin Corp.	1,794	620,652
Masco Corp.	2,229	81,581
Nielsen Hldgs. PLC	2,581	71,391
Norfolk Southern Corp.	2,029	366,235
Northrop Grumman Corp.	1,262	400,521
PACCAR, Inc.	2,540	173,203
Parker-Hannifin Corp.	959	176,389
Pentair PLC	1,169	50,676
Quanta Svcs., Inc.*	1,080	36,050
Raytheon Co.	2,067	427,166
Republic Svcs., Inc. Cl A	1,577	114,585
Robert Half International, Inc.	887	62,427
Rockwell Automation, Inc.	894	167,643
Rockwell Collins, Inc.	1,189	167,019
Rollins, Inc.	710	43,090
Roper Technologies, Inc.	748	221,565
Snap-on, Inc.	409	75,092
Southwest Airlines Co.	3,739	233,501
Stanley Black & Decker, Inc.	1,109	162,402
Stericycle, Inc.*	621	36,440
Textron, Inc.	1,798	128,503
TransDigm Group, Inc.*	351	130,677
Union Pacific Corp.	5,363	873,257
United Continental Hldgs., Inc.*	1,661	147,929
United Parcel Svcs., Inc. Cl B	5,025	586,669
United Rentals, Inc.*	600	98,160
United Technologies Corp.	5,447	761,545
Verisk Analytics, Inc. Cl A*	1,193	143,816
Waste Management, Inc.	2,856	258,068
WW Grainger, Inc.	330	117,945
Xylem, Inc.	1,300	103,831

		17,322,291

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

INFORMATION TECHNOLOGY (11.5%)
Accenture PLC Cl A	4,640	789,728
Adobe Systems, Inc.*	3,544	956,703
Advanced Micro Devices, Inc.*	6,230	192,445
Akamai Technologies, Inc.*	1,226	89,682
Alliance Data Systems Corp.	344	81,239
Amphenol Corp. Cl A	2,175	204,494
Analog Devices, Inc.	2,691	248,810
ANSYS, Inc.*	611	114,061
Apple, Inc.	33,219	7,498,857
Applied Materials, Inc.	7,119	275,149
Arista Networks, Inc.*	374	99,432
Autodesk, Inc.*	1,582	246,966
Automatic Data Processing, Inc.	3,174	478,195
Broadcom, Inc.	3,127	771,525
Broadridge Financial Solutions, Inc.	844	111,366
CA, Inc.	2,270	100,220
Cadence Design Systems, Inc.*	2,048	92,815
Cisco Systems, Inc.	33,103	1,610,461
Citrix Systems, Inc.*	932	103,601
Cognizant Technology Solutions Corp. Cl A	4,203	324,261
Corning, Inc.	5,863	206,964
DXC Technology Co.	2,035	190,313
F5 Networks, Inc.*	440	87,745
Fidelity National Information Svcs., Inc.	2,382	259,805
Fiserv, Inc.*	2,933	241,621
FleetCor Technologies, Inc.*	641	146,045
FLIR Systems, Inc.	997	61,286
Gartner, Inc.*	659	104,451
Global Payments, Inc.	1,144	145,746
Hewlett Packard Enterprise Co.	10,657	173,816
HP, Inc.	11,457	295,247
Intel Corp.	33,404	1,579,675
International Business Machines Corp.	6,618	1,000,708
Intuit, Inc.	1,875	426,375
IPG Photonics Corp.*	261	40,734
Juniper Networks, Inc.	2,498	74,865
KLA-Tencor Corp.	1,129	114,831
Lam Research Corp.	1,142	173,241
Mastercard, Inc. Cl A	6,607	1,470,784
Microchip Technology, Inc.	1,705	134,542
Micron Technology, Inc.*	8,407	380,249
Microsoft Corp.	55,469	6,343,990
Motorola Solutions, Inc.	1,176	153,045
NetApp, Inc.	1,875	161,044
NVIDIA Corp.	4,407	1,238,455
Oracle Corp.	20,482	1,056,052
Paychex, Inc.	2,320	170,868
PayPal Hldgs., Inc.*	8,575	753,228
Qorvo, Inc.*	909	69,893
QUALCOMM, Inc.	10,188	733,842
Red Hat, Inc.*	1,282	174,711
Salesforce.com, Inc.*	5,472	870,212
Seagate Technology PLC	1,896	89,776
Skyworks Solutions, Inc.	1,292	117,197
Symantec Corp.	4,495	95,654
Synopsys, Inc.*	1,076	106,104
TE Connectivity Ltd.	2,522	221,759
Texas Instruments, Inc.	7,035	754,785
Total System Svcs., Inc.	1,214	119,870
VeriSign, Inc.*	777	124,413

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Visa, Inc. Cl A	12,866	1,931,058
Western Digital Corp.	2,111	123,578
Western Union Co.	3,242	61,792
Xerox Corp.	1,611	43,465
Xilinx, Inc.	1,831	146,791

		37,360,635

MATERIALS (1.3%)
Air Products & Chemicals, Inc.	1,588	265,275
Albemarle Corp.	784	78,228
Avery Dennison Corp.	632	68,477
Ball Corp.	2,491	109,579
CF Industries Hldgs., Inc.	1,691	92,058
DowDuPont, Inc.	16,720	1,075,263
Eastman Chemical Co.	1,026	98,209
Ecolab, Inc.	1,842	288,789
FMC Corp.	972	84,739
Freeport-McMoRan, Inc.	10,496	146,104
International Flavors & Fragrances, Inc.	664	92,376
International Paper Co.	2,961	145,533
LyondellBasell Industries NV Cl A	2,314	237,208
Martin Marietta Materials, Inc.	456	82,969
Mosaic Co.	2,573	83,571
Newmont Mining Corp.	3,861	116,602
Nucor Corp.	2,291	145,364
Packaging Corp. of America	683	74,918
PPG Industries, Inc.	1,755	191,523
Praxair, Inc.	2,082	334,640
Sealed Air Corp.	1,151	46,213
Sherwin-Williams Co.	595	270,850
Vulcan Materials Co.	957	106,418
WestRock Co.	1,847	98,704

		4,333,610

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	765	96,229
American Tower Corp.	3,188	463,216
Apartment Investment & Management Co. Cl A	1,140	50,308
AvalonBay Communities, Inc.	1,000	181,150
Boston Properties, Inc.	1,118	137,615
CBRE Group, Inc. Cl A*	2,290	100,989
Crown Castle International Corp.	3,004	334,435
Digital Realty Trust, Inc.	1,493	167,933
Duke Realty Corp.	2,587	73,393
Equinix, Inc.	576	249,345
Equity Residential	2,668	176,782
Essex Property Trust, Inc.	479	118,174
Extra Space Storage, Inc.	916	79,362
Federal Realty Investment Trust	531	67,156
HCP, Inc.	3,407	89,672
Host Hotels & Resorts, Inc.	5,379	113,497
Iron Mountain, Inc.	2,075	71,629
Kimco Realty Corp.	3,060	51,224
Macerich Co.	767	42,407
Mid-America Apartment Communities, Inc.	822	82,348
Prologis, Inc.	4,555	308,783
Public Storage	1,087	219,172
Realty Income Corp.	2,104	119,697
Regency Centers Corp.	1,227	79,350
SBA Communications Corp. Cl A*	831	133,484
Simon Property Group, Inc.	2,242	396,273
SL Green Realty Corp.	628	61,249
UDR, Inc.	1,938	78,353
Ventas, Inc.	2,583	140,463

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Vornado Realty Trust	1,254	91,542
Welltower, Inc.	2,697	173,471
Weyerhaeuser Co.	5,491	177,195

		4,725,896

UTILITIES (1.6%)
AES Corp.	4,795	67,130
Alliant Energy Corp.	1,691	71,986
Ameren Corp.	1,767	111,710
American Electric Power Co., Inc.	3,572	253,183
American Water Works Co., Inc.	1,308	115,065
CenterPoint Energy, Inc.	3,659	101,171
CMS Energy Corp.	2,053	100,597
Consolidated Edison, Inc.	2,254	171,732
Dominion Energy, Inc.	4,736	332,846
DTE Energy Co.	1,316	143,615
Duke Energy Corp.	5,155	412,503
Edison International	2,361	159,792
Entergy Corp.	1,310	106,280
Evergy, Inc.	1,973	108,357
Eversource Energy	2,295	141,005
Exelon Corp.	6,996	305,445
FirstEnergy Corp.	3,525	131,024
NextEra Energy, Inc.	3,415	572,354
NiSource, Inc.	2,633	65,614
NRG Energy, Inc.	2,199	82,243
PG&E Corp.*	3,760	172,998
Pinnacle West Capital Corp.	811	64,215
PPL Corp.	5,075	148,495
Public Svc. Enterprise Group, Inc.	3,660	193,211
SCANA Corp.	1,033	40,173
Sempra Energy	1,977	224,884
Southern Co.	7,341	320,068
WEC Energy Group, Inc.	2,286	152,613
Xcel Energy, Inc.	3,686	174,016

		5,044,325

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $98,788,160) 55.0%		178,042,412

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	2.02	11/29/18	100,000	99,652
U.S. Treasury Bill (1)	A-1+	2.11	11/29/18	200,000	199,304

					298,956

U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	A-1+	1.85	10/01/18	4,900,000	4,900,000

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,198,982) 1.6%					5,198,956

TOTAL INDEXED ASSETS (Cost: $103,987,142) 56.6%					183,241,368

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.2%)
CenturyLink, Inc.	5,951	126,161
Discovery, Inc. Cl A*	4,150	132,800

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Discovery, Inc. Cl C*	19,479	576,189
Lions Gate Entertainment Corp. Cl A	18,437	449,678
Lions Gate Entertainment Corp. Cl B	17,243	401,762
MSG Networks, Inc. Cl A*	14,764	380,911
Nexstar Media Group, Inc. Cl A	1,360	110,704
ORBCOMM, Inc.*	46,632	506,424
Shenandoah Telecommunications Co.	11,737	454,809
Take-Two Interactive Software, Inc.*	3,445	475,375
World Wrestling Entertainment, Inc. Cl A	2,173	210,194
Zayo Group Hldgs., Inc.*	4,484	155,685

		3,980,692

CONSUMER DISCRETIONARY (3.5%)
American Axle & Manufacturing Hldgs., Inc.*	11,658	203,316
AutoZone, Inc.*	906	702,785
Belmond Ltd. Cl A*	22,786	415,845
Bloomin’ Brands, Inc.	27,768	549,529
BorgWarner, Inc.	8,356	357,470
Bright Horizons Family Solutions, Inc.*	1,968	231,909
Dave & Buster’s Entertainment, Inc.	10,541	698,025
Etsy, Inc.*	3,974	204,184
Expedia Group, Inc.	1,151	150,183
Five Below, Inc.*	8,625	1,121,767
Haverty Furniture Cos., Inc.	14,513	320,737
Houghton Mifflin Harcourt Co.*	36,049	252,343
Lithia Motors, Inc. Cl A	11,092	905,773
Marriott International, Inc. Cl A	2,882	380,510
Marriott Vacations Worldwide Corp.	1,410	157,567
NVR, Inc.*	107	264,376
Playa Hotels & Resorts NV*	34,774	334,874
Qurate Retail, Inc.*	11,268	250,262
Ralph Lauren Corp. Cl A	4,636	637,681
Red Rock Resorts, Inc. Cl A	18,893	503,498
Shutterfly, Inc.*	2,035	134,086
Sleep Number Corp.*	30,555	1,123,813
Stamps.com, Inc.*	616	139,339
Steven Madden Ltd.	5,315	281,163
Taylor Morrison Home Corp. Cl A*	3,067	55,329
Texas Roadhouse, Inc. Cl A	1,885	130,612
Tractor Supply Co.	6,451	586,267
Unifi, Inc.*	7,143	202,361
Weight Watchers International, Inc.*	2,697	194,157

		11,489,761

CONSUMER STAPLES (0.9%)
Cal-Maine Foods, Inc.	7,056	340,805
Church & Dwight Co., Inc.	9,665	573,811
Constellation Brands, Inc. Cl A	2,282	492,045
Crimson Wine Group Ltd.*	40,852	365,625
Ingredion, Inc.	1,805	189,453
JM Smucker Co.	2,519	258,475
Orchids Paper Products Co.*	18,068	59,625
Vector Group Ltd.	28,019	386,102
WD-40 Co.	1,292	222,353

		2,888,294

ENERGY (2.4%)
Abraxas Petroleum Corp.*	45,160	105,223
Baker Hughes, a GE Co.	4,199	142,052
C&J Energy Svcs., Inc.*	14,575	303,160
Callon Petroleum Co.*	20,268	243,013
Carrizo Oil & Gas, Inc.*	11,662	293,882
Centennial Resource Development, Inc. Cl A*	13,084	285,885
Cheniere Energy, Inc.*	3,558	247,245
Continental Resources, Inc.*	7,874	537,637

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

CrossAmerica Partners LP	9,081	164,366
Devon Energy Corp.	8,258	329,824
Hess Corp.	1,838	131,564
Kosmos Energy Ltd.*	15,131	141,475
Matador Resources Co.*	3,311	109,429
Matrix Svc. Co.*	5,894	145,287
MPLX LP	3,872	134,281
Newfield Exploration Co.*	7,541	217,407
Noble Energy, Inc.	6,083	189,729
PBF Energy, Inc. Cl A	25,018	1,248,648
PDC Energy, Inc.*	5,186	253,907
ProPetro Hldgs. Corp.*	12,912	212,919
Range Resources Corp.	28,181	478,795
Ring Energy, Inc.*	12,305	121,943
RPC, Inc.	24,634	381,334
U.S. Silica Hldgs., Inc.	4,814	90,648
Weatherford International PLC*	11,730	31,788
Whiting Petroleum Corp.*	14,120	748,925
Williams Cos., Inc.	16,638	452,387

		7,742,753

FINANCIALS (8.0%)
American Equity Investment Life Hldgs. Co.	11,740	415,126
American Financial Group, Inc.	2,947	327,029
AMERISAFE, Inc.	3,175	196,691
Ameriprise Financial, Inc.	4,249	627,408
Aspen Insurance Hldgs. Ltd.	8,166	341,339
Associated Banc-Corp.	11,438	297,388
BancFirst Corp.	8,935	535,653
Bank of Marin Bancorp	3,671	307,997
BankUnited, Inc.	5,506	194,912
Banner Corp.	7,217	448,681
Bridgewater Bancshares, Inc.*	1,272	16,561
Brookline Bancorp, Inc.	27,702	462,623
Brown & Brown, Inc.	10,450	309,007
Bryn Mawr Bank Corp.	7,895	370,276
Cadence BanCorporation Cl A	8,814	230,222
CBOE Global Markets, Inc.	3,128	300,162
CenterState Bank Corp.	11,206	314,328
Citizens Financial Group, Inc.	3,040	117,253
Columbia Banking System, Inc.	4,111	159,383
Dime Community Bancshares, Inc.	12,396	221,269
Discover Financial Svcs.	6,095	465,963
East West Bancorp, Inc.	6,593	398,019
Ellington Financial LLC*	24,301	389,059
Enterprise Financial Svcs. Corp.	8,869	470,500
Everest Re Group Ltd.	1,782	407,134
Fifth Third Bancorp	22,093	616,836
First Connecticut Bancorp, Inc.	6,289	185,840
First Interstate BancSystem, Inc. Cl A	9,690	434,112
First Merchants Corp.	7,027	316,145
First Republic Bank	3,514	337,344
Flushing Financial Corp.	9,569	233,484
Glacier Bancorp, Inc.	8,279	356,742
Great Southern Bancorp, Inc.	3,459	191,456
Hartford Financial Svcs. Group, Inc.	12,634	631,195
Heritage Financial Corp.	10,020	352,203
IBERIABANK Corp.	1,535	124,872
Investors Bancorp, Inc.	12,663	155,375
iShares Micro-Cap ETF	2,171	230,788
iShares Russell Mid-Cap ETF	1,510	332,955
iShares Russell Mid-Cap Value ETF	4,820	435,053
KeyCorp	31,385	624,247

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Lincoln National Corp.	3,761	254,469
Marlin Business Svcs. Corp.	14,708	424,326
MB Financial, Inc.	6,586	303,680
Moelis & Co. Cl A	6,222	340,966
NMI Hldgs., Inc. Cl A*	31,927	723,147
Northfield Bancorp, Inc.	20,428	325,214
Pinnacle Financial Partners, Inc.	11,568	695,815
Primerica, Inc.	1,575	189,866
Principal Financial Group, Inc.	4,617	270,510
Progressive Corp.	12,978	921,957
Raymond James Financial, Inc.	4,479	412,292
Reinsurance Group of America, Inc. Cl A	5,304	766,746
S&T Bancorp, Inc.	7,019	304,344
SEI Investments Co.	5,750	351,325
Selective Insurance Group, Inc.	8,900	565,150
Starwood Property Trust, Inc.	35,595	766,004
State Bank Financial Corp.	6,974	210,475
Sterling Bancorp	6,444	141,768
Stock Yards Bancorp, Inc.	16,282	591,037
SVB Financial Group*	4,144	1,288,079
Synchrony Financial	3,708	115,244
TriCo Bancshares	5,406	208,780
TriState Capital Hldgs., Inc.*	8,614	237,746
UMB Financial Corp.	3,011	213,480
United Financial Bancorp, Inc.	5,232	88,055
United Insurance Hldgs., Corp.	9,523	213,125
Voya Financial, Inc.	6,253	310,587
Webster Financial Corp.	3,778	222,751
Wintrust Financial Corp.	1,942	164,953
Zions Bancorporation	4,945	247,992

		25,752,513

HEALTH CARE (5.6%)
Acadia Healthcare Co., Inc.*	10,745	378,224
ABIOMED, Inc.*	252	113,337
ACADIA Pharmaceuticals, Inc.*	8,703	180,674
Acceleron Pharma, Inc.*	3,172	181,534
Agios Pharmaceuticals, Inc.*	2,256	173,983
Agilent Technologies, Inc.	5,377	379,293
Akebia Therapeutics, Inc.*	5,893	52,035
Alder Biopharmaceuticals, Inc.*	5,955	99,151
Align Technology, Inc.*	618	241,774
Alnylam Pharmaceuticals, Inc.*	1,220	106,774
Amicus Therapeutics, Inc.*	11,116	134,392
AMN Healthcare Svcs., Inc.*	2,099	114,815
Aptinyx, Inc.*	2,155	62,409
Array BioPharma, Inc.*	7,943	120,734
Avanos Medical, Inc.*	2,761	189,129
AxoGen, Inc.*	3,829	141,099
BioMarin Pharmaceutical, Inc.*	1,204	116,752
Blueprint Medicines Corp.*	1,230	96,014
Boston Scientific Corp.*	11,618	447,293
Cambrex Corp.*	1,362	93,161
Centene Corp.*	4,362	631,531
Chemed Corp.	567	181,202
Editas Medicine, Inc.*	3,635	115,666
Edwards Lifesciences Corp.*	4,138	720,426
Emergent BioSolutions, Inc.*	7,848	516,634
Envision Healthcare Corp.*	7,134	326,238
Evolent Health, Inc. Cl A*	10,185	289,254
Exact Sciences Corp.*	9,042	713,595
FibroGen, Inc.*	1,971	119,738
Flexion Therapeutics, Inc.*	4,930	92,240

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Globus Medical, Inc. Cl A*	3,629	205,982
Haemonetics Corp.*	770	88,227
Hill-Rom Hldgs., Inc.	4,079	385,058
Horizon Pharma PLC*	8,624	168,858
Humana, Inc.	776	262,692
ICU Medical, Inc.*	686	193,966
ImmunoGen, Inc.*	4,490	42,520
Incyte Corp.*	1,001	69,149
Insulet Corp.*	2,276	241,142
Intersect ENT, Inc.*	4,384	126,040
iRhythm Technologies, Inc.*	2,258	213,742
Karyopharm Therapeutics, Inc.*	7,361	125,358
LivaNova PLC*	1,855	229,964
Loxo Oncology, Inc.*	1,265	216,100
Madrigal Pharmaceuticals, Inc.*	240	51,391
Masimo Corp.*	1,060	132,012
Medicines Co.*	4,784	143,089
Medidata Solutions, Inc.*	2,405	176,311
Mettler-Toledo International, Inc.*	555	337,984
MyoKardia, Inc.*	1,737	113,252
Neogen Corp.*	2,729	195,205
Neurocrine Biosciences, Inc.*	6,689	822,413
Nevro Corp.*	3,292	187,644
Omnicell, Inc.*	2,845	204,555
Pacific Biosciences of California, Inc.*	24,747	133,881
Pacira Pharmaceuticals, Inc.*	7,758	381,306
Penumbra, Inc.*	765	114,520
Portola Pharmaceuticals, Inc.*	4,364	116,213
PRA Health Sciences, Inc.*	1,475	162,530
Repligen Corp.*	4,521	250,735
Sage Therapeutics, Inc.*	844	119,215
Sientra, Inc.*	3,480	83,102
Spark Therapeutics, Inc.*	1,873	102,172
STAAR Surgical Co.*	3,545	170,160
Supernus Pharmaceuticals, Inc.*	19,069	960,124
Tabula Rasa HealthCare, Inc.*	2,205	179,024
Tactile Systems Technology, Inc.*	2,113	150,129
Ultragenyx Pharmaceutical, Inc.*	1,983	151,382
United Therapeutics Corp.*	608	77,751
Veeva Systems, Inc. Cl A*	2,110	229,716
Vericel Corp.*	21,584	305,414
WellCare Health Plans, Inc.*	2,430	778,791
Wright Medical Group NV*	15,060	437,041
Xencor, Inc.*	4,911	191,382
Zimmer Biomet Hldgs., Inc.	3,421	449,759
Zoetis, Inc. Cl A	3,745	342,892
Zogenix, Inc.*	2,791	138,434

		18,087,428

INDUSTRIALS (6.4%)
Aerovironment, Inc.*	2,436	273,246
Alaska Air Group, Inc.	8,360	575,670
AMERCO	494	176,185
ASGN, Inc.*	3,168	250,050
BG Staffing, Inc.	4,756	129,363
BMC Stock Hldgs., Inc.*	23,123	431,244
Brink’s Co.	5,762	401,899
Builders FirstSource, Inc.*	13,726	201,498
Carlisle Cos., Inc.	5,822	709,120
CH Robinson Worldwide, Inc.	2,330	228,153
Copart, Inc.*	3,001	154,642
Daseke, Inc.*	30,873	247,601
Deluxe Corp.	1,535	87,403

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Dover Corp.	3,676	325,436
Echo Global Logistics, Inc.*	9,769	302,351
EMCOR Group, Inc.	4,911	368,865
Encore Wire Corp.	7,982	399,898
EnPro Industries, Inc.	3,199	233,303
Exponent, Inc.	3,441	184,438
Fortive Corp.	2,210	186,082
Generac Hldgs., Inc.*	2,606	147,004
GMS, Inc.*	7,643	177,318
Gorman-Rupp Co.	6,970	254,405
Granite Construction, Inc.	13,552	619,326
H&E Equipment Svcs., Inc.	9,568	361,479
Harris Corp.	3,081	521,336
HD Supply Hldgs., Inc.*	5,005	214,164
Healthcare Svcs. Group, Inc.	5,919	240,430
Heidrick & Struggles International, Inc.	2,860	96,811
Hyster-Yale Materials Handling, Inc.	3,216	197,880
ICF International, Inc.	3,004	226,652
John Bean Technologies Corp.	1,876	223,807
Kirby Corp.*	8,102	666,389
Knoll, Inc.	8,253	193,533
L-3 Technologies, Inc.	4,440	944,032
Landstar System, Inc.	6,313	770,186
Lennox International, Inc.	2,094	457,330
Lincoln Electric Hldgs., Inc.	3,242	302,932
LSC Communications, Inc.	28,177	311,638
Miller Industries, Inc.	19,592	527,025
Mueller Industries, Inc.	42,506	1,231,824
Old Dominion Freight Line, Inc.	6,060	977,236
Oshkosh Corp.	2,533	180,451
Republic Svcs., Inc. Cl A	1,040	75,566
Robert Half International, Inc.	6,156	433,259
Rockwell Automation, Inc.	2,874	538,932
Roper Technologies, Inc.	789	233,710
Simpson Manufacturing Co., Inc.	2,211	160,209
Stanley Black & Decker, Inc.	3,885	568,919
Sun Hydraulics Corp.	4,946	270,942
Teledyne Technologies, Inc.*	1,329	327,838
Trex Co., Inc.*	4,583	352,799
United Rentals, Inc.*	4,427	724,257
Universal Forest Products, Inc.	16,184	571,781
VSE Corp.	7,484	247,945
Wabtec Corp.	3,243	340,126
Woodward, Inc.	1,563	126,384
XPO Logistics, Inc.*	1,430	163,263

		20,845,565

INFORMATION TECHNOLOGY (6.3%)
Aerohive Networks, Inc.*	20,348	83,834
Altair Engineering, Inc. Cl A*	3,934	170,932
Amphenol Corp. Cl A	4,815	452,706
Analog Devices, Inc.	4,454	411,817
Anixter International, Inc.*	2,666	187,420
Apptio, Inc. Cl A*	9,770	361,099
ARRIS International PLC*	4,586	119,190
Avnet, Inc.	8,500	380,545
Coherent, Inc.*	1,144	196,985
Comtech Telecommunications Corp.	3,778	137,028
Conduent, Inc.*	10,665	240,176
Cornerstone OnDemand, Inc.*	2,867	162,702
Coupa Software, Inc.*	1,957	154,799
Cray, Inc.*	13,554	291,411
Cypress Semiconductor Corp.	24,125	349,571

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

DXC Technology Co.	6,500	607,880
Entegris, Inc.	7,429	215,070
EPAM Systems, Inc.*	3,676	506,185
Euronet Worldwide, Inc.*	3,000	300,660
Everspin Technologies, Inc.*	22,197	170,473
F5 Networks, Inc.*	408	81,363
Fidelity National Information Svcs., Inc.	2,009	219,121
Five9, Inc.*	14,053	613,976
Global Payments, Inc.	3,877	493,929
Globant S.A.*	3,140	185,229
Guidewire Software, Inc.*	2,767	279,495
II-VI, Inc.*	8,710	411,983
Integrated Device Technology, Inc.*	4,981	234,157
Itron, Inc.*	2,284	146,633
KLA-Tencor Corp.	3,576	363,715
LogMeIn, Inc.	7,400	659,340
Lumentum Hldgs., Inc.*	5,454	326,967
MaxLinear, Inc. Cl A*	14,973	297,663
Microchip Technology, Inc.	2,637	208,085
MINDBODY, Inc. Cl A*	2,144	87,154
MKS Instruments, Inc.	5,624	450,764
Motorola Solutions, Inc.	1,385	180,244
New Relic, Inc.*	4,725	445,237
nLight, Inc.*	2,195	48,751
Nutanix, Inc. Cl A*	6,775	289,428
Palo Alto Networks, Inc.*	963	216,925
Perficient, Inc.*	11,039	294,189
Perspecta, Inc.	9,634	247,786
Plexus Corp.*	2,371	138,727
Proofpoint, Inc.*	7,013	745,692
PTC, Inc.*	5,995	636,609
Q2 Hldgs., Inc.*	3,980	240,989
Rapid7, Inc.*	15,218	561,849
RealPage, Inc.*	2,900	191,110
Red Hat, Inc.*	3,054	416,199
Richardson Electronics Ltd.*	41,267	361,912
Rogers Corp.*	2,122	312,613
Science Applications International Corp.	1,285	103,571
Sequans Communications S.A. ADR*	94,975	134,864
Skyworks Solutions, Inc.	3,202	290,454
Splunk, Inc.*	3,944	476,869
Synaptics, Inc.*	2,625	119,752
SYNNEX Corp.	4,691	397,328
Synopsys, Inc.*	2,284	225,226
ViaSat, Inc.*	9,725	621,914
Western Digital Corp.	1,622	94,952
Worldpay, Inc. Cl A*	6,208	628,684
Xilinx, Inc.	2,853	228,725
Xperi Corp.	16,807	249,584
Xura, Inc.*	11,415	285,375	††
Zendesk, Inc.*	6,726	477,546
Zscaler, Inc.*	3,495	142,526

		20,365,687

MATERIALS (2.2%)
Ashland Global Hldgs., Inc.	4,212	353,218
Berry Global Group, Inc.*	5,325	257,677
Boise Cascade Co.	6,040	222,272
Century Aluminum Co.*	8,141	97,448
Crown Hldgs., Inc.*	14,906	715,488
Eastman Chemical Co.	1,173	112,279
Ferro Corp.*	29,623	687,846
Ferroglobe PLC	10,886	88,939

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,460	127,283
Freeport-McMoRan, Inc.	9,653	134,370
International Paper Co.	4,253	209,035
Kaiser Aluminum Corp.	2,491	271,668
Kraton Corp.*	4,002	188,694
Minerals Technologies, Inc.	2,724	184,142
Mosaic Co.	1,732	56,255
Nucor Corp.	2,273	144,222
Olin Corp.	23,893	613,572
Orion Engineered Carbons S.A.	4,230	135,783
Packaging Corp. of America	7,711	845,821
Steel Dynamics, Inc.	17,787	803,795
TimkenSteel Corp.*	10,156	151,020
U.S. Concrete, Inc.*	7,672	351,761
Vulcan Materials Co.	3,436	382,084

		7,134,672

REAL ESTATE (3.4%)
Alexander’s, Inc.	656	225,205
Apartment Investment & Management Co. Cl A	3,748	165,399
AvalonBay Communities, Inc.	1,211	219,373
Brandywine Realty Trust	37,177	584,422
Brookfield Property Partners LP	2,584	53,980
Camden Property Trust	3,212	300,547
Chatham Lodging Trust	8,125	169,731
Chesapeake Lodging Trust	10,886	349,114
Cousins Properties, Inc.	30,085	267,456
Duke Realty Corp.	29,642	840,944
Easterly Government Properties, Inc.	23,189	449,171
Equity LifeStyle Properties, Inc.	967	93,267
Essex Property Trust, Inc.	563	138,898
Extra Space Storage, Inc.	2,138	185,237
Forest City Realty Trust, Inc. Cl A	25,792	647,121
GEO Group, Inc.	22,978	578,127
Highwoods Properties, Inc.	6,759	319,430
Host Hotels & Resorts, Inc.	22,072	465,719
JBG SMITH Properties	4,567	168,203
Kilroy Realty Corp.	8,996	644,923
Macerich Co.	2,180	120,533
Medical Properties Trust, Inc.	19,832	295,695
Pebblebrook Hotel Trust	7,458	271,247
Pennsylvania REIT	12,018	113,690
Prologis, Inc.	5,734	388,708
QTS Realty Trust, Inc. Cl A	3,093	131,978
Regency Centers Corp.	1,771	114,531
RLJ Lodging Trust	7,068	155,708
Sabra Health Care REIT, Inc.	7,489	173,146
SBA Communications Corp. Cl A*	2,793	448,639
Summit Hotel Properties, Inc.	5,692	77,013
Sun Communities, Inc.	3,290	334,067
Terreno Realty Corp.	19,243	725,461
Urstadt Biddle Properties, Inc. Cl A	4,411	93,910
Vornado Realty Trust	1,838	134,174
Welltower, Inc.	3,231	207,818
Weyerhaeuser Co.	8,826	284,815

		10,937,400

UTILITIES (2.0%)
AES Corp.	10,071	140,994
Ameren Corp.	4,310	272,478
Avista Corp.	6,427	324,949
Consolidated Edison, Inc.	3,341	254,551
Chesapeake Utilities Corp.	2,582	216,630

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Edison International	6,850	463,608
Entergy Corp.	2,661	215,887
Evergy, Inc.	11,051	606,921
Eversource Energy	2,504	153,846
FirstEnergy Corp.	5,754	213,876
IDACORP, Inc.	3,168	314,361
NiSource, Inc.	15,878	395,680
Northwest Natural Gas Co.	3,022	202,172
NorthWestern Corp.	3,819	224,022
PG&E Corp.*	2,170	99,841
PNM Resources, Inc.	6,677	263,408
Portland General Electric Co.	5,287	241,140
PPL Corp.	6,748	197,446
Public Svc. Enterprise Group, Inc.	6,132	323,709
Sempra Energy	5,863	666,916
UGI Corp.	10,422	578,212

		6,370,647

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $109,707,375) 41.9%		135,595,412

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	2.08	11/29/18	750,000	747,391
U.S. Treasury Bill	A-1+	2.09	11/23/18	1,000,000	996,929

					1,744,320

U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	1.90	10/01/18	2,500,000	2,500,000

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,244,382) 1.3%					4,244,320

TOTAL ACTIVE ASSETS (Cost: $113,951,757) 43.2%					139,839,732

TOTAL INVESTMENTS (Cost: $217,938,899) 99.8%					323,081,100

OTHER NET ASSETS 0.2%					711,920

NET ASSETS 100.0%					$323,793,020

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
MSG Networks, Inc. Cl A*	144,347	3,724,153
ORBCOMM, Inc.*	385,675	4,188,430
Shenandoah Telecommunications Co.	79,863	3,094,691

		11,007,274

CONSUMER DISCRETIONARY (5.9%)
Belmond Ltd. Cl A*	155,080	2,830,210
Dave & Buster’s Entertainment, Inc.	23,483	1,555,044
Houghton Mifflin Harcourt Co.*	524,552	3,671,864
Lithia Motors, Inc. Cl A	62,748	5,124,002
Marriott Vacations Worldwide Corp.	15,848	1,771,014
Playa Hotels & Resorts NV*	507,975	4,891,799
Red Rock Resorts, Inc. Cl A	43,220	1,151,813
Sleep Number Corp.*	170,048	6,254,365
Unifi, Inc.*	100,993	2,861,132

		30,111,243

CONSUMER STAPLES (1.6%)
Crimson Wine Group Ltd.*	517,228	4,629,190
Orchids Paper Products Co.*	265,069	874,728
Vector Group Ltd.	190,551	2,625,793

		8,129,711

ENERGY (7.6%)
Abraxas Petroleum Corp.*	662,808	1,544,343
C&J Energy Svcs., Inc.*	76,108	1,583,046
Callon Petroleum Co.*	292,216	3,503,670
Carrizo Oil and Gas, Inc.*	173,989	4,384,523
CrossAmerica Partners LP	129,778	2,348,982
Matrix Service Co.*	85,362	2,104,173
PBF Energy, Inc. Cl A	208,863	10,424,352
PDC Energy, Inc.*	74,644	3,654,570
ProPetro Hldgs. Corp.*	185,869	3,064,980
Range Resources Corp.	132,569	2,252,347
Whiting Petroleum Corp.*	66,974	3,552,301

		38,417,287

FINANCIALS (30.6%)
American Equity Investment Life Hldg. Co.	169,916	6,008,230
Aspen Insurance Hldgs. Ltd.	121,028	5,058,971
BancFirst Corp.	129,837	7,783,728
Bank of Marin Bancorp	53,366	4,477,407
Banner Corp.	100,938	6,275,316
Bridgewater Bancshares, Inc.*	18,797	244,737
Brookline Bancorp, Inc.	425,093	7,099,053
Bryn Mawr Bank Corp.	119,232	5,591,981
Cadence Bancorporation Cl A	126,429	3,302,326
CenterState Bank Corp.	158,563	4,447,692
Columbia Banking System, Inc.	58,967	2,286,150
Dime Community Bancshares	171,897	3,068,361
Ellington Financial LLC*	348,115	5,573,321
Enterprise Financial Svcs. Corp.	127,003	6,737,509
First Connecticut Bancorp, Inc.	92,636	2,737,394
First Interstate BancSystem, Inc. Cl A	149,808	6,711,398
Flushing Financial Corp.	141,534	3,453,430
Glacier Bancorp, Inc.	119,346	5,142,619
Great Southern Bancorp, Inc.	51,785	2,866,300
IBERIABANK Corp.	22,027	1,791,896
Investors Bancorp, Inc.	183,813	2,255,386
Marlin Business Svcs. Corp.	213,838	6,169,226
MB Financial, Inc.	96,462	4,447,863
NMI Hldgs., Inc. Cl A*	464,479	10,520,450

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Northfield Bancorp, Inc.	293,253	4,668,588
Selective Insurance Group, Inc.	130,679	8,298,117
Sterling Bancorp	92,479	2,034,538
Stock Yards Bancorp, Inc.	236,848	8,597,582
SVB Financial Group*	25,446	7,909,380
TriCo Bancshares	81,598	3,151,315
UMB Financial Corp.	43,537	3,086,773
United Financial Bancorp, Inc.	76,611	1,289,363
Wintrust Financial Corp.	29,201	2,480,333

		155,566,733

HEALTH CARE (5.9%)
Avanos Medical, Inc.*	40,046	2,743,151
Emergent BioSolutions, Inc.*	38,605	2,541,367
Envision Healthcare Corp.*	28,531	1,304,723
Exact Sciences Corp.*	36,808	2,904,887
Neurocrine Biosciences, Inc.*	11,083	1,362,655
Nevro Corp.*	17,793	1,014,201
Pacific Biosciences of CA, Inc.*	355,157	1,921,400
Pacira Pharmaceuticals, Inc.*	40,326	1,982,023
Sientra, Inc.*	12,292	293,533
Supernus Pharmaceuticals, Inc.*	163,531	8,233,786
Vericel Corp.*	169,168	2,393,727
Wright Medical Group NV*	114,263	3,315,912

		30,011,365

INDUSTRIALS (13.8%)
BMC Stock Hldgs., Inc.*	157,482	2,937,039
Builders FirstSource, Inc.*	148,238	2,176,134
Daseke, Inc.*	447,024	3,585,133
Deluxe Corp.	22,228	1,265,663
EMCOR Group, Inc.	37,819	2,840,585
Encore Wire Corp.	117,077	5,865,558
GMS, Inc.*	111,455	2,585,756
Hyster-Yale Materials Handling, Inc.	49,472	3,044,012
ICF International, Inc.	43,287	3,266,004
Kirby Corp.*	59,533	4,896,589
Landstar System, Inc.	38,121	4,650,762
LSC Communications, Inc.	257,978	2,853,237
Miller Industries, Inc.	285,727	7,686,056
Mueller Industries, Inc.	479,757	13,903,358
Universal Forest Products, Inc.	128,452	4,538,209
VSE Corp.	111,756	3,702,476

		69,796,571

INFORMATION TECHNOLOGY (9.7%)
Aerohive Networks, Inc.*	291,167	1,199,608
Anixter International, Inc.*	38,200	2,685,460
Apptio, Inc. Cl A*	46,110	1,704,225
Comtech Telecommunications Corp.	54,803	1,987,705
Cray, Inc.*	98,968	2,127,812
Everspin Technologies, Inc.*	122,444	940,370
Five9, Inc.*	46,070	2,012,798
II-VI, Inc.*	44,237	2,092,410
Lumentum Hldgs., Inc.*	33,768	2,024,392
MaxLinear, Inc. Cl A*	116,924	2,324,449
MKS Instruments, Inc.	17,955	1,439,093
Perficient, Inc.*	72,763	1,939,134
Perspecta, Inc.	92,392	2,376,322
Plexus Corp.*	34,078	1,993,904
Proofpoint, Inc.*	17,316	1,841,210
Rapid7, Inc.*	58,250	2,150,590
Richardson Electronics Ltd.*	556,918	4,884,171
Rogers Corp.*	7,540	1,110,793

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Sequans Communications S.A. ADR*	923,354	1,311,163
SYNNEX Corp.	40,152	3,400,874
ViaSat, Inc.*	37,381	2,390,515
Xperi Corp.	154,614	2,296,018
Xura, Inc.*	128,245	3,206,125	††

		49,439,141

MATERIALS (3.9%)
Berry Global Group, Inc.*	27,652	1,338,080
Boise Cascade Co.	91,281	3,359,141
Ferro Corp.*	113,855	2,643,713
Ferroglobe PLC	160,016	1,307,331
Kaiser Aluminum Corp.	35,848	3,909,583
Kraton Corporation Inc.*	57,659	2,718,622
TimkenSteel Corp.*	148,313	2,205,414
U.S. Concrete, Inc.*	50,242	2,303,596

		19,785,480

REAL ESTATE (10.9%)
Alexander’s, Inc.	5,735	1,968,825
Chatham Lodging Trust	118,537	2,476,238
Chesapeake Lodging Trust	157,525	5,051,827
Cousins Properties, Inc.	448,906	3,990,774
Easterly Government Properties, Inc.	247,322	4,790,627
Forest City Realty Trust, Inc. Cl A	254,862	6,394,488
GEO Group, Inc.	240,170	6,042,677
Highwoods Properties, Inc.	99,070	4,682,048
JBG SMITH Properties	65,577	2,415,201
Medical Properties Trust, Inc.	288,149	4,296,302
Pennsylvania REIT	177,818	1,682,158
RLJ Lodging Trust	103,048	2,270,147
Sabra Health Care REIT, Inc.	107,971	2,496,290
Summit Hotel Properties, Inc.	86,488	1,170,183
Terreno Realty Corp.	119,475	4,504,208
Urstadt Biddle Properties, Inc. Cl A	64,310	1,369,160

		55,601,153

UTILITIES (4.5%)
Avista Corp.	90,500	4,575,680
IDACORP, Inc.	45,899	4,554,558
Northwest Natural Gas Co.	43,711	2,924,266
NorthWestern Corp.	53,320	3,127,751
PNM Resources, Inc.	95,951	3,785,267
Portland General Electric Co.	76,599	3,493,680

		22,461,202

TOTAL COMMON STOCKS (Cost: $395,517,076) 96.6%		490,327,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	1.97	10/11/18	10,100,000	10,094,500

COMMERCIAL PAPER (3.5%)
Cargill Global Funding PLC†	A-1	2.16	10/01/18	5,000,000	5,000,000
Cargill, Inc.†	A-1	2.15	10/01/18	12,800,000	12,800,000

					17,800,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $27,894,500) 5.5%					27,894,500

TOTAL INVESTMENTS (Cost: $423,411,576) 102.1%					518,221,660

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

OTHER NET ASSETS -2.1%	(10,571,877)

NET ASSETS 100.0%	$507,649,783

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.8%)
Lions Gate Entertainment Corp. Cl A	112,275	2,738,387
Lions Gate Entertainment Corp. Cl B	124,228	2,894,512
Nexstar Media Group, Inc. Cl A	22,244	1,810,662
ORBCOMM, Inc.*	350,835	3,810,068
Shenandoah Telecommunications Co.	109,466	4,241,808
Take-Two Interactive Software, Inc.*	25,544	3,524,817
World Wrestling Entertainment, Inc. Cl A	37,018	3,580,751

		22,601,005

CONSUMER DISCRETIONARY (13.1%)
American Axle & Manufacturing Hldgs., Inc.*	201,235	3,509,538
Belmond Ltd. Cl A*	188,274	3,436,001
Bloomin’ Brands, Inc.	474,798	9,396,253
Dave & Buster’s Entertainment, Inc.	81,975	5,428,384
Etsy, Inc.*	68,258	3,507,096
Five Below, Inc.*	90,054	11,712,424
Haverty Furniture Cos., Inc.	247,026	5,459,275
Lithia Motors, Inc. Cl A	48,987	4,000,278
Red Rock Resorts, Inc. Cl A	269,549	7,183,481
Shutterfly, Inc.*	33,175	2,185,901
Sleep Number Corp.*	261,550	9,619,810
Stamps.com, Inc.*	10,488	2,372,386
Steven Madden Ltd.	90,830	4,804,907
Texas Roadhouse, Inc. Cl A	30,766	2,131,776
Weight Watchers International, Inc.*	45,649	3,286,272

		78,033,782

CONSUMER STAPLES (1.4%)
Cal-Maine Foods, Inc.	61,982	2,993,731
Vector Group Ltd.	134,009	1,846,644
WD-40 Co.	20,981	3,610,830

		8,451,205

ENERGY (2.4%)
C&J Energy Svcs., Inc.*	148,821	3,095,477
Kosmos Energy Ltd.*	257,888	2,411,253
Matador Resources Co.*	56,934	1,881,669
Ring Energy, Inc.*	210,206	2,083,141
U.S. Silica Hldgs., Inc.	80,782	1,521,125
Whiting Petroleum Corp.*	61,390	3,256,126

		14,248,791

FINANCIALS (8.4%)
AMERISAFE, Inc.	54,331	3,365,805
First Merchants Corp.	119,974	5,397,630
Heritage Financial Corp.	163,360	5,742,104
iShares Micro-Cap ETF	37,209	3,955,503
Moelis & Co. Cl A	106,880	5,857,024
Pinnacle Financial Partners, Inc.	69,451	4,177,478
Primerica, Inc.	20,922	2,522,147
S&T Bancorp, Inc.	114,321	4,956,958
Starwood Property Trust, Inc.	144,182	3,102,797
State Bank Financial Corp.	113,848	3,435,933
TriState Capital Hldgs., Inc.*	147,875	4,081,350
United Insurance Hldgs. Corp.	162,427	3,635,116

		50,229,845

HEALTH CARE (26.3%)
Acadia Healthcare Co., Inc.*	79,567	2,800,759
ACADIA Pharmaceuticals, Inc.*	148,865	3,090,437
Acceleron Pharma, Inc.*	54,069	3,094,369
Agios Pharmaceuticals, Inc.*	21,142	1,630,471
Akebia Therapeutics, Inc.*	121,566	1,073,428
Alder Biopharmaceuticals, Inc.*	100,645	1,675,739
Amicus Therapeutics, Inc.*	191,893	2,319,986
AMN Healthcare Svcs., Inc.*	35,681	1,951,751

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Aptinyx, Inc.*	35,602	1,031,034
Array BioPharma, Inc.*	135,550	2,060,360
AxoGen, Inc.*	63,334	2,333,858
Blueprint Medicines Corp.*	20,804	1,623,960
Cambrex Corp.*	23,522	1,608,905
Chemed Corp.	9,695	3,098,328
Editas Medicine, Inc.*	61,504	1,957,057
Emergent BioSolutions, Inc.*	87,236	5,742,746
Evolent Health, Inc. Cl A*	165,855	4,710,282
Exact Sciences Corp.*	52,934	4,177,551
FibroGen, Inc.*	33,749	2,050,252
Flexion Therapeutics, Inc.*	81,860	1,531,601
Globus Medical, Inc. Cl A*	59,251	3,363,087
Haemonetics Corp.*	13,180	1,510,164
Horizon Pharma PLC*	145,765	2,854,079
ICU Medical, Inc.*	11,605	3,281,314
ImmunoGen, Inc.*	73,225	693,441
Insulet Corp.*	38,982	4,130,143
Intersect ENT, Inc.*	76,185	2,190,319
iRhythm Technologies, Inc.*	39,033	3,694,864
Karyopharm Therapeutics, Inc.*	125,614	2,139,206
LivaNova PLC*	31,521	3,907,658
Loxo Oncology, Inc.*	20,617	3,522,002
Madrigal Pharmaceuticals, Inc.*	3,890	832,966
Masimo Corp.*	18,032	2,245,705
Medicines Co.*	81,257	2,430,397
Medidata Solutions, Inc.*	40,930	3,000,578
MyoKardia, Inc.*	29,410	1,917,532
Neogen Corp.*	46,782	3,346,316
Neurocrine Biosciences, Inc.*	34,988	4,301,775
Nevro Corp.*	34,613	1,972,941
Omnicell, Inc.*	48,321	3,474,280
Pacira Pharmaceuticals, Inc.*	87,810	4,315,861
Portola Pharmaceuticals, Inc.*	74,398	1,981,219
Repligen Corp.*	77,924	4,321,665
Sage Therapeutics, Inc.*	14,432	2,038,520
Sientra, Inc.*	42,338	1,011,031
Spark Therapeutics, Inc.*	35,647	1,944,544
STAAR Surgical Co.*	57,905	2,779,440
Supernus Pharmaceuticals, Inc.*	132,030	6,647,710
Tabula Rasa HealthCare, Inc.*	37,325	3,030,417
Tactile Systems Technology, Inc.*	35,957	2,554,745
Ultragenyx Pharmaceutical, Inc.*	33,784	2,579,071
Vericel Corp.*	169,101	2,392,779
WellCare Health Plans, Inc.*	23,867	7,649,136
Wright Medical Group NV*	127,409	3,697,409
Xencor, Inc.*	87,021	3,391,208
Zogenix, Inc.*	45,817	2,272,523

		156,978,919

INDUSTRIALS (16.7%)
Aerovironment, Inc.*	41,161	4,617,029
ASGN, Inc.*	54,422	4,295,528
BG Staffing, Inc.	77,561	2,109,659
BMC Stock Hldgs., Inc.*	209,936	3,915,306
Brink’s Co.	97,425	6,795,394
Echo Global Logistics, Inc.*	164,128	5,079,762
EMCOR Group, Inc.	41,420	3,111,056
EnPro Industries, Inc.	54,714	3,990,292
Exponent, Inc.	58,616	3,141,818
Generac Hldgs., Inc.*	42,668	2,406,902
Gorman-Rupp Co.	118,515	4,325,798
Granite Construction, Inc.	132,123	6,038,021
H&E Equipment Svcs., Inc.	161,364	6,096,332
Healthcare Svcs. Group, Inc.	100,923	4,099,492

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Heidrick & Struggles International, Inc.	48,275	1,634,109
John Bean Technologies Corp.	31,888	3,804,238
Knoll, Inc.	140,042	3,283,985
Landstar System, Inc.	44,501	5,429,122
Simpson Manufacturing Co., Inc.	37,992	2,752,900
Sun Hydraulics Corp.	84,339	4,620,090
Teledyne Technologies, Inc.*	22,957	5,663,033
Trex Co., Inc.*	78,808	6,066,640
Universal Forest Products, Inc.	123,987	4,380,461
Woodward, Inc.	26,747	2,162,762

		99,819,729

INFORMATION TECHNOLOGY (19.1%)
Altair Engineering, Inc. Cl A*	66,855	2,904,850
Apptio, Inc. Cl A*	113,434	4,192,521
Cornerstone OnDemand, Inc.*	48,889	2,774,451
Coupa Software, Inc.*	31,954	2,527,561
Cray, Inc.*	114,834	2,468,931
Cypress Semiconductor Corp.	183,689	2,661,654
Entegris, Inc.	125,455	3,631,922
EPAM Systems, Inc.*	34,105	4,696,259
Everspin Technologies, Inc.*	237,866	1,826,811
Five9, Inc.*	187,129	8,175,667
Globant S.A.*	53,610	3,162,454
II-VI, Inc.*	97,583	4,615,676
Integrated Device Technology, Inc.*	85,340	4,011,833
Itron, Inc.*	38,650	2,481,330
LogMeIn, Inc.	30,017	2,674,515
Lumentum Hldgs., Inc.*	53,856	3,228,667
MaxLinear, Inc. Cl A*	122,373	2,432,775
MINDBODY, Inc. Cl A*	36,163	1,470,026
MKS Instruments, Inc.	32,960	2,641,744
New Relic, Inc.*	80,775	7,611,429
nLight, Inc.*	37,140	824,879
Nutanix, Inc. Cl A*	39,709	1,696,369
Perficient, Inc.*	104,220	2,777,463
Proofpoint, Inc.*	40,692	4,326,780
Q2 Hldgs., Inc.*	68,021	4,118,672
Rapid7, Inc.*	191,248	7,060,876
Rogers Corp.*	27,237	4,012,555
Science Applications International Corp.	22,052	1,777,391
Sequans Communications S.A. ADR*	464,997	660,296
Synaptics, Inc.*	44,280	2,020,053
SYNNEX Corp.	33,204	2,812,379
ViaSat, Inc.*	52,547	3,360,381
Xperi Corp.	113,144	1,680,188
Zendesk, Inc.*	67,973	4,826,083
Zscaler, Inc.*	59,485	2,425,798

		114,571,239

MATERIALS (3.6%)
Berry Global Group, Inc.*	58,487	2,830,186
Century Aluminum Co.*	138,864	1,662,202
Ferro Corp.*	365,587	8,488,931
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Minerals Technologies, Inc.	46,485	3,142,386
Orion Engineered Carbons S.A.	72,158	2,316,272
U.S. Concrete, Inc.*	72,778	3,336,871

		21,776,848

REAL ESTATE (2.3%)
Easterly Government Properties, Inc.	132,902	2,574,312
Pebblebrook Hotel Trust	128,133	4,660,197
QTS Realty Trust, Inc. Cl A	52,971	2,260,273
Terreno Realty Corp.	118,369	4,462,511

		13,957,293

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

UTILITIES (0.6%)
Chesapeake Utilities Corp.	44,141	3,703,430

TOTAL COMMON STOCKS (Cost: $472,479,633) 97.7%		584,372,086

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	2.03	11/08/18	9,400,000	9,379,983

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	1.90	10/01/18	2,900,000	2,900,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,279,983) 2.1%					12,279,983

TOTAL INVESTMENTS (Cost: $484,759,616) 99.8%					596,652,069

OTHER NET ASSETS 0.2%					1,404,991

NET ASSETS 100.0%					$598,057,060

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
ATN International, Inc.	206	15,219
Cincinnati Bell, Inc.*	956	15,248
Cogent Communications Hldgs., Inc.	795	44,361
Consolidated Communications Hldgs., Inc.	1,359	17,722
EW Scripps Co. Cl A	1,094	18,051
Frontier Communications Corp.	2,014	13,071
Gannett Co., Inc.	2,155	21,572
Iridium Communications, Inc.*	1,838	41,355
Marcus Corp.	374	15,727
New Media Investment Group, Inc.	1,039	16,302
QuinStreet, Inc.*	697	9,458
Scholastic Corp.	528	24,652
Spok Hldgs., Inc.	347	5,344
Vonage Hldgs. Corp.*	4,195	59,401
XO Group, Inc.*	465	16,033

		333,516

CONSUMER DISCRETIONARY (13.6%)
Abercrombie & Fitch Co. Cl A	1,278	26,991
American Axle & Manufacturing Hldgs., Inc.*	2,140	37,322
American Public Education, Inc.*	312	10,312
Asbury Automotive Group, Inc.*	387	26,606
Ascena Retail Group, Inc.*	3,322	15,181
Barnes & Noble Education, Inc.*	689	3,969
Barnes & Noble, Inc.	1,082	6,276
Belmond Ltd. Cl A*	1,700	31,025
Big 5 Sporting Goods Corp.	382	1,948
BJ’s Restaurants, Inc.	404	29,169
Buckle, Inc.	545	12,562
Caleres, Inc.	821	29,441
Callaway Golf Co.	1,692	41,099
Career Education Corp.*	1,326	19,797
Cato Corp. Cl A	436	9,165
Cavco Industries, Inc.*	162	40,986
Chico’s FAS, Inc.	2,400	20,808
Children’s Place, Inc.	314	40,129
Chuy’s Hldgs., Inc.*	323	8,479
Cooper Tire & Rubber Co.	954	26,998
Cooper-Standard Hldgs., Inc.*	317	38,034
Core-Mark Hldg. Co, Inc.	874	29,681
Crocs, Inc.*	1,295	27,571
Dave & Buster’s Entertainment, Inc.	752	49,797
Dine Brands Global, Inc.	339	27,564
Dorman Products, Inc.*	558	42,921
DSW, Inc. Cl A	1,301	44,078
El Pollo Loco Hldgs., Inc.*	419	5,258
Ethan Allen Interiors, Inc.	470	9,752
Express, Inc.*	1,419	15,694
Fiesta Restaurant Group, Inc.*	451	12,064
Fossil Group, Inc.*	868	20,207
Fox Factory Hldg. Corp.*	724	50,716
Francesca’s Hldgs. Corp.*	676	2,508
GameStop Corp. Cl A	1,946	29,715
Genesco, Inc.*	379	17,851
Gentherm, Inc.*	695	31,588
G-III Apparel Group Ltd.*	795	38,311
Group 1 Automotive, Inc.	361	23,429
Guess?, Inc.	1,083	24,476
Haverty Furniture Cos., Inc.	366	8,089
Hibbett Sports, Inc.*	359	6,749
Installed Building Products, Inc.*	426	16,614
iRobot Corp.*	525	57,708
JC Penney Co., Inc.*	6,004	9,967
Kirkland’s, Inc.*	299	3,017
La-Z-Boy, Inc.	892	28,187
LCI Industries	479	39,661
LGI Homes, Inc.*	354	16,794
Liquidity Svcs., Inc.*	475	3,016
Lithia Motors, Inc. Cl A	442	36,094

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Lumber Liquidators Hldgs., Inc.*	544	8,427
M/I Homes, Inc.*	543	12,994
MarineMax, Inc.*	433	9,201
MDC Hldgs., Inc.	860	25,439
Meritage Homes Corp.*	732	29,207
Monarch Casino & Resort, Inc.*	224	10,181
Monro, Inc.	625	43,500
Motorcar Parts of America, Inc.*	361	8,465
Movado Group, Inc.	315	13,198
Nautilus, Inc.*	573	7,993
Nutrisystem, Inc.	559	20,711
Office Depot, Inc.	10,571	33,933
Oxford Industries, Inc.	320	28,864
Penn National Gaming, Inc.*	1,616	53,199
Perry Ellis International, Inc.*	234	6,395
PetMed Express, Inc.	395	13,039
Red Robin Gourmet Burgers, Inc.*	249	9,997
Regis Corp.*	631	12,891
Rent-A-Center, Inc.*	846	12,165
RH*	370	48,474
Ruth’s Hospitality Group, Inc.	545	17,195
Shake Shack, Inc. Cl A*	489	30,812
Shoe Carnival, Inc.	200	7,700
Shutterfly, Inc.*	640	42,170
Shutterstock, Inc.	352	19,212
Sleep Number Corp.*	665	24,459
Sonic Automotive, Inc. Cl A	451	8,727
Sonic Corp.	657	28,474
Stamps.com, Inc.*	329	74,420
Standard Motor Products, Inc.	384	18,900
Steven Madden Ltd.	1,012	53,535
Strategic Education, Inc.	407	55,771
Sturm Ruger & Co., Inc.	331	22,856
Superior Industries International, Inc.	437	7,451
Tailored Brands, Inc.	948	23,880
Tile Shop Hldgs., Inc.	741	5,298
TopBuild Corp.*	679	38,581
Unifi, Inc.*	275	7,791
Universal Electronics, Inc.*	263	10,349
Vera Bradley, Inc.*	414	6,318
Vista Outdoor, Inc.*	1,093	19,554
Vitamin Shoppe, Inc.*	297	2,970
William Lyon Homes Cl A*	630	10,011
Wingstop, Inc.	557	38,026
Winnebago Industries, Inc.	545	18,067
Wolverine World Wide, Inc.	1,814	70,837
Zumiez, Inc.*	361	9,512

		2,286,523

CONSUMER STAPLES (3.1%)
Andersons, Inc.	500	18,825
Avon Products, Inc.*	8,434	18,555
B&G Foods, Inc.	1,262	34,642
Calavo Growers, Inc.	298	28,787
Cal-Maine Foods, Inc.	575	27,772
Central Garden & Pet Co.*	196	7,064
Central Garden & Pet Co. Cl A*	778	25,783
Coca-Cola Bottling Co. Consolidated	88	16,041
Darling Ingredients, Inc.*	3,124	60,356
Dean Foods Co.	1,736	12,325
Inter Parfums, Inc.	327	21,075
J&J Snack Foods Corp.	284	42,853
John B Sanfilippo & Son, Inc.	167	11,920
Medifast, Inc.	227	50,292
MGP Ingredients, Inc.	240	18,955
Seneca Foods Corp. Cl A*	128	4,314
SpartanNash Co.	685	13,741
SUPERVALU, Inc.*	736	23,714
Universal Corp.	473	30,745
WD-40 Co.	264	45,434

		513,193

ENERGY (4.1%)
Archrock, Inc.	2,468	30,110

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Bonanza Creek Energy, Inc.*	357	10,632
Bristow Group, Inc.*	681	8,261
C&J Energy Svcs., Inc.*	1,210	25,168
CARBO Ceramics, Inc.*	402	2,915
Carrizo Oil and Gas, Inc.*	1,621	40,849
Cloud Peak Energy, Inc.*	1,451	3,337
CONSOL Energy, Inc.*	531	21,670
Denbury Resources, Inc.*	8,790	54,498
Era Group, Inc.*	387	4,779
Exterran Corp.*	599	15,892
Geospace Technologies Corp.*	258	3,535
Green Plains, Inc.	742	12,762
Gulf Island Fabrication, Inc.	259	2,577
Helix Energy Solutions Group, Inc.*	2,658	26,261
HighPoint Resources Corp.*	2,127	10,380
KLX Energy Services Hldgs., Inc.*	383	12,260
Laredo Petroleum, Inc.*	2,913	23,799
Matrix Service Co.*	513	12,645
Newpark Resources, Inc.*	1,724	17,843
Noble Corp. PLC*	4,730	33,252
Oil States International, Inc.*	1,135	37,682
Par Pacific Hldgs., Inc.*	533	10,873
PDC Energy, Inc.*	1,255	61,445
Penn Virginia Corp.*	256	20,618
Pioneer Energy Svcs. Corp.*	1,554	4,584
ProPetro Hldg. Corp.*	1,399	23,070
Renewable Energy Group, Inc.*	710	20,448
REX American Resources Corp.*	109	8,235
Ring Energy, Inc.*	1,086	10,762
SEACOR Hldgs., Inc.*	326	16,108
SRC Energy, Inc.*	4,606	40,947
TETRA Technologies, Inc.*	2,391	10,783
Unit Corp.*	1,037	27,024
US Silica Hldgs., Inc.	1,477	27,812

		693,816

FINANCIALS (20.5%)
Ambac Financial Group, Inc.*	865	17,663
American Equity Investment Life Hldg. Co.	1,718	60,749
Ameris Bancorp	760	34,732
AMERISAFE, Inc.	366	22,674
Apollo Commercial Real Estate Finance, Inc.	2,129	40,174
ARMOUR Residential REIT, Inc.	797	17,893
Axos Financial, Inc.*	1,054	36,247
Banc of California, Inc.	814	15,385
Banner Corp.	615	38,235
Berkshire Hills Bancorp, Inc.	772	31,420
Blucora, Inc.*	903	36,346
Boston Private Financial Hldgs., Inc.	1,604	21,895
Brookline Bancorp, Inc.	1,533	25,601
Capstead Mortgage Corp.	1,759	13,914
Central Pacific Financial Corp.	560	14,801
City Hldg. Co.	294	22,579
Columbia Banking System, Inc.	1,399	54,239
Community Bank System, Inc.	973	59,421
Customers Bancorp, Inc.*	557	13,106
CVB Financial Corp.	1,951	43,546
Dime Community Bancshares, Inc.	606	10,817
Donnelley Financial Solutions, Inc.*	647	11,594
eHealth, Inc.*	307	8,676
Employers Hldgs., Inc.	623	28,222
Encore Capital Group, Inc.*	486	17,423
Enova International, Inc.*	650	18,720
EZCORP, Inc. Cl A*	982	10,507
Fidelity Southern Corp.	419	10,383
First BanCorp.*	4,134	37,619
First Commonwealth Financial Corp.	1,913	30,876
First Financial Bancorp	1,866	55,420
First Financial Bankshares, Inc.	1,290	76,239
First Midwest Bancorp, Inc.	1,963	52,196
FirstCash, Inc.	845	69,290
Franklin Financial Network, Inc.*	231	9,032
Glacier Bancorp, Inc.	1,610	69,375

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Granite Point Mortgage Trust, Inc.	828	15,964
Great Western Bancorp, Inc.	1,123	47,379
Green Bancorp, Inc.	504	11,138
Green Dot Corp. Cl A*	899	79,849
Greenhill & Co., Inc.	366	9,644
Hanmi Financial Corp.	619	15,413
HCI Group, Inc.	140	6,125
Heritage Financial Corp.	629	22,109
HomeStreet, Inc.*	514	13,621
Hope Bancorp, Inc.	2,349	37,983
Horace Mann Educators Corp.	782	35,112
Independent Bank Corp.	522	43,117
INTL. FCStone, Inc.*	300	14,496
Invesco Mortgage Capital, Inc.	2,123	33,586
Investment Technology Group, Inc.	626	13,559
iShares Core S&P Small-Cap ETF	7,943	692,947
James River Group Hldgs. Ltd.	570	24,293
LegacyTexas Financial Group, Inc.	855	36,423
Maiden Hldgs. Ltd.	1,313	3,742
Meta Financial Group, Inc.	173	14,299
National Bank Hldgs. Corp. Cl A	491	18,486
Navigators Group, Inc.	442	30,542
NBT Bancorp, Inc.	830	31,855
New York Mortgage Trust, Inc.	2,647	16,094
NMI Hldgs., Inc. Cl A*	1,246	28,222
Northfield Bancorp, Inc.	894	14,233
Northwest Bancshares, Inc.	1,963	33,999
OFG Bancorp	842	13,598
Old National Bancorp.	2,903	56,028
Opus Bank	410	11,234
Oritani Financial Corp.	747	11,616
Pacific Premier Bancorp, Inc.*	856	31,843
PennyMac Mortgage Investment Trust	1,160	23,478
Piper Jaffray Cos.	289	22,065
PRA Group, Inc.*	864	31,104
Preferred Bank	265	15,503
ProAssurance Corp.	1,022	47,983
Provident Financial Svcs., Inc.	1,170	28,724
Redwood Trust, Inc.	1,580	25,659
RLI Corp.	743	58,385
S&T Bancorp, Inc.	666	28,878
Safety Insurance Group, Inc.	277	24,819
Seacoast Banking Corp. of Florida*	897	26,192
Selective Insurance Group, Inc.	1,120	71,120
ServisFirst Bancshares, Inc.	870	34,061
Simmons First National Corp. Cl A	1,756	51,714
Southside Bancshares, Inc.	628	21,854
Stewart Information Svcs. Corp.	450	20,255
Third Point Reinsurance Ltd.*	1,498	19,474
Tompkins Financial Corp.	235	19,080
Triumph Bancorp, Inc.*	460	17,572
TrustCo Bank Corp.	1,837	15,615
United Community Banks, Inc.	1,511	42,142
United Fire Group, Inc.	404	20,511
United Insurance Hldgs. Corp.	406	9,086
Universal Insurance Hldgs., Inc.	608	29,518
Virtus Investment Partners, Inc.	136	15,470
Waddell & Reed Financial, Inc. Cl A	1,521	32,215
Walker & Dunlop, Inc.	546	28,873
Westamerica Bancorporation	508	30,561
WisdomTree Investments, Inc.	2,192	18,588
World Acceptance Corp.*	118	13,495

		3,449,552

HEALTH CARE (11.2%)
Aceto Corp.	588	1,329
Acorda Therapeutics, Inc.*	749	14,718
AMAG Pharmaceuticals, Inc.*	649	12,980
Amedisys, Inc.*	550	68,728
AMN Healthcare Svcs., Inc.*	902	49,339
Amphastar Pharmaceuticals, Inc.*	658	12,660
AngioDynamics, Inc.*	706	15,348
ANI Pharmaceuticals, Inc.*	157	8,877

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Anika Therapeutics, Inc.*	278	11,726
Assertio Therapeutics, Inc.*	1,215	7,144
BioTelemetry, Inc.*	626	40,346
Cambrex Corp.*	632	43,229
Community Health Systems, Inc.*	2,194	7,591
Computer Programs & Systems, Inc.	229	6,149
CONMED Corp.	496	39,293
Corcept Therapeutics, Inc.*	2,007	28,138
CorVel Corp.*	176	10,604
Cross Country Healthcare, Inc.*	694	6,059
CryoLife, Inc.*	643	22,634
Cutera, Inc.*	263	8,561
Cytokinetics, Inc.*	1,048	10,323
Diplomat Pharmacy, Inc.*	1,068	20,730
Eagle Pharmaceuticals, Inc.*	210	14,559
Emergent BioSolutions, Inc.*	835	54,968
Enanta Pharmaceuticals, Inc.*	299	25,553
Endo International PLC*	3,799	63,937
Ensign Group, Inc.	933	35,379
HealthStream, Inc.	486	15,071
Heska Corp.*	128	14,504
HMS Hldgs. Corp.*	1,591	52,201
Innoviva, Inc.*	1,295	19,736
Integer Hldgs. Corp.*	563	46,701
Invacare Corp.	633	9,210
Lannett Co, Inc.*	638	3,030
Lantheus Hldgs., Inc.*	731	10,928
LeMaitre Vascular, Inc.	299	11,583
LHC Group, Inc.*	552	56,850
Ligand Pharmaceuticals, Inc.*	401	110,070
Luminex Corp.	792	24,006
Magellan Health, Inc.*	467	33,647
Medicines Co.*	1,248	37,328
Meridian Bioscience, Inc.	805	11,994
Merit Medical Systems, Inc.*	1,038	63,785
MiMedx Group, Inc.*	2,022	12,496
Momenta Pharmaceuticals, Inc.*	1,490	39,187
Myriad Genetics, Inc.*	1,349	62,054
Natus Medical, Inc.*	636	22,673
Neogen Corp.*	987	70,600
NextGen Healthcare, Inc.*	904	18,152
Omnicell, Inc.*	748	53,781
OraSure Technologies, Inc.*	1,164	17,984
Orthofix Medical, Inc.*	360	20,812
Owens & Minor, Inc.	1,182	19,527
Phibro Animal Health Corp. Cl A	381	16,345
Progenics Pharmaceuticals, Inc.*	1,595	10,001
Providence Service Corp.*	209	14,062
Quorum Health Corp.*	477	2,795
REGENXBIO, Inc.*	559	42,204
Repligen Corp.*	742	41,151
Select Medical Hldgs. Corp.*	2,064	37,978
Spectrum Pharmaceuticals, Inc.*	1,887	31,702
Supernus Pharmaceuticals, Inc.*	983	49,494
Surmodics, Inc.*	253	18,886
Tabula Rasa HealthCare, Inc.*	318	25,818
Tactile Systems Technology, Inc.*	319	22,665
Tivity Health, Inc.*	759	24,402
US Physical Therapy, Inc.	241	28,583
Varex Imaging Corp.*	724	20,750

		1,885,648

INDUSTRIALS (19.0%)
AAON, Inc.	775	29,295
AAR Corp.	615	29,452
ABM Industries, Inc.	1,253	40,409
Actuant Corp. Cl A	1,162	32,420
Aegion Corp.*	614	15,583
Aerojet Rocketdyne Hldgs., Inc.*	1,326	45,071
Aerovironment, Inc.*	405	45,429
Alamo Group, Inc.	183	16,765
Albany International Corp. Cl A	555	44,122
Allegiant Travel Co.	243	30,812

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

American Woodmark Corp.*	298	23,378
Apogee Enterprises, Inc.	537	22,189
Applied Industrial Technologies, Inc.	741	57,983
ArcBest Corp.	487	23,644
ASGN, Inc.*	994	78,456
Astec Industries, Inc.	439	22,130
Atlas Air Worldwide Hldgs., Inc.*	488	31,110
Axon Enterprise, Inc.*	1,107	75,752
AZZ, Inc.	496	25,048
Barnes Group, Inc.	898	63,785
Brady Corp. Cl A	918	40,162
Briggs & Stratton Corp.	809	15,557
Chart Industries, Inc.*	591	46,293
CIRCOR International, Inc.	378	17,955
Comfort Systems USA, Inc.	708	39,931
Cubic Corp.	475	34,699
DXP Enterprises, Inc.*	302	12,101
Echo Global Logistics, Inc.*	547	16,930
Encore Wire Corp.	397	19,890
Engility Hldgs., Inc.*	344	12,381
EnPro Industries, Inc.	399	29,099
ESCO Technologies, Inc.	493	33,549
Essendant, Inc.	626	8,025
Exponent, Inc.	990	53,064
Federal Signal Corp.	1,146	30,690
Forrester Research, Inc.	192	8,813
Forward Air Corp.	559	40,080
Franklin Electric Co., Inc.	736	34,776
FTI Consulting, Inc.*	728	53,282
Gibraltar Industries, Inc.*	609	27,770
Greenbrier Cos., Inc.	612	36,781
Griffon Corp.	640	10,336
Harsco Corp.*	1,525	43,539
Hawaiian Hldgs., Inc.	966	38,737
Heartland Express, Inc.	907	17,895
Heidrick & Struggles International, Inc.	361	12,220
Hillenbrand, Inc.	1,187	62,080
Hub Group, Inc. Cl A*	641	29,230
Insperity, Inc.	727	85,750
Insteel Industries, Inc.	346	12,414
Interface, Inc.	1,137	26,549
John Bean Technologies Corp.	605	72,176
Kaman Corp.	537	35,861
Kelly Svcs., Inc. Cl A	592	14,226
Korn/Ferry International	1,086	53,475
Lindsay Corp.	204	20,449
LSC Communications, Inc.	633	7,001
Lydall, Inc.*	327	14,094
Marten Transport Ltd.	736	15,493
Matson, Inc.	814	32,267
Matthews International Corp. Cl A	611	30,642
Mercury Systems, Inc.*	920	50,894
Mobile Mini, Inc.	846	37,097
Moog, Inc. Cl A	618	53,129
Mueller Industries, Inc.	1,099	31,849
Multi-Color Corp.	265	16,496
MYR Group, Inc.*	316	10,314
National Presto Industries, Inc.	95	12,317
Navigant Consulting, Inc.	856	19,739
Orion Group Hldgs., Inc.*	553	4,175
Patrick Industries, Inc.*	446	26,403
PGT Innovations, Inc.*	1,107	23,911
Powell Industries, Inc.	165	5,983
Proto Labs, Inc.*	514	83,139
Quanex Building Products Corp.	676	12,303
Raven Industries, Inc.	682	31,202
Resources Connection, Inc.	571	9,479
RR Donnelley & Sons Co.	1,345	7,263
Saia, Inc.*	489	37,384
Simpson Manufacturing Co., Inc.	796	57,678
SkyWest, Inc.	991	58,370
SPX Corp.*	821	27,348

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

SPX FLOW, Inc.*	811	42,172
Standex International Corp.	244	25,437
Team, Inc.*	570	12,825
Tennant Co.	344	26,127
Tetra Tech, Inc.	1,054	71,988
Titan International, Inc.	959	7,116
Trex Co, Inc.*	1,118	86,064
Triumph Group, Inc.	951	22,158
TrueBlue, Inc.*	777	20,241
UniFirst Corp.	294	51,053
Universal Forest Products, Inc.	1,165	41,159
US Ecology, Inc.	418	30,828
Veritiv Corp.*	213	7,753
Viad Corp.	386	22,871
Vicor Corp.*	307	14,122
Wabash National Corp.	1,094	19,944
WageWorks, Inc.*	748	31,977
Watts Water Technologies, Inc. Cl A	530	43,990

		3,193,393

INFORMATION TECHNOLOGY (13.7%)
3D Systems Corp.*	2,172	41,051
8x8, Inc.*	1,782	37,867
ADTRAN, Inc.	906	15,991
Advanced Energy Industries, Inc.*	747	38,583
Agilysys, Inc.*	337	5,493
Alarm.com Hldgs., Inc.*	660	37,884
Anixter International, Inc.*	549	38,595
Applied Optoelectronics, Inc.*	357	8,804
Axcelis Technologies, Inc.*	619	12,163
Badger Meter, Inc.	555	29,387
Bel Fuse, Inc. Cl B	184	4,876
Benchmark Electronics, Inc.	887	20,756
Bottomline Technologies DE, Inc.*	696	50,606
Brooks Automation, Inc.	1,343	47,045
Cabot Microelectronics Corp.	486	50,141
CACI International, Inc. Cl A*	471	86,735
CalAmp Corp.*	672	16,101
Cardtronics PLC Cl A*	710	22,464
CEVA, Inc.*	418	12,017
Cohu, Inc.	549	13,780
Comtech Telecommunications Corp.	448	16,249
Control4 Corp.*	498	17,096
Cray, Inc.*	775	16,662
CSG Systems International, Inc.	638	25,609
CTS Corp.	630	21,609
Daktronics, Inc.	749	5,872
Diebold Nixdorf, Inc.	1,454	6,543
Digi International, Inc.*	518	6,967
Diodes, Inc.*	753	25,067
DSP Group, Inc.*	372	4,427
Ebix, Inc.	430	34,034
Electro Scientific Industries, Inc.*	649	11,325
Electronics For Imaging, Inc.*	844	28,764
ePlus, Inc.*	262	24,287
EVERTEC, Inc.	1,150	27,715
ExlService Hldgs., Inc.*	653	43,229
Extreme Networks, Inc.*	2,249	12,325
Fabrinet*	695	32,151
FARO Technologies, Inc.*	322	20,721
Finisar Corp.*	2,235	42,577
FormFactor, Inc.*	1,411	19,401
Harmonic, Inc.*	1,616	8,888
Ichor Hldgs. Ltd.*	464	9,475
II-VI, Inc.*	1,121	53,023
Insight Enterprises, Inc.*	673	36,403
Itron, Inc.*	636	40,831
KEMET Corp.*	1,094	20,294
Knowles Corp.*	1,716	28,520
Kopin Corp.*	1,172	2,836
Kulicke & Soffa Industries, Inc.*	1,289	30,730
LivePerson, Inc.*	1,094	28,389
ManTech International Corp. Cl A	508	32,156

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

MaxLinear, Inc.*	1,181	23,478
Methode Electronics, Inc.	704	25,485
MicroStrategy, Inc. Cl A*	179	25,171
Monotype Imaging Hldgs., Inc.	801	16,180
MTS Systems Corp.	340	18,615
Nanometrics, Inc.*	462	17,334
NETGEAR, Inc.*	606	38,087
NIC, Inc.	1,269	18,781
Oclaro, Inc.*	3,248	29,037
OneSpan, Inc.*	593	11,297
OSI Systems, Inc.*	319	24,343
Park Electrochemical Corp.	366	7,133
PDF Solutions, Inc.*	529	4,777
Perficient, Inc.*	663	17,669
Photronics, Inc.*	1,306	12,864
Plexus Corp.*	614	35,925
Power Integrations, Inc.	557	35,202
Progress Software Corp.	854	30,138
Qualys, Inc.*	636	56,668
Rambus, Inc.*	2,036	22,213
Rogers Corp.*	350	51,562
Rudolph Technologies, Inc.*	606	14,817
Sanmina Corp.*	1,293	35,687
ScanSource, Inc.*	487	19,431
Semtech Corp.*	1,260	70,056
SolarEdge Technologies, Inc.*	820	30,873
SPS Commerce, Inc.*	333	33,047
Sykes Enterprises, Inc.*	759	23,142
TiVo Corp.	2,359	29,370
Travelport Worldwide Ltd.	2,404	40,555
TTEC Hldgs., Inc.	264	6,838
TTM Technologies, Inc.*	1,758	27,970
Ultra Clean Hldgs., Inc.*	741	9,300
Unisys Corp.*	970	19,788
Veeco Instruments, Inc.*	926	9,492
Viavi Solutions, Inc.*	4,339	49,204
Virtusa Corp.*	524	28,144
Xperi Corp.	940	13,959

		2,308,146

MATERIALS (4.7%)
AdvanSix, Inc.*	579	19,657
AK Steel Hldg. Corp.*	5,994	29,371
American Vanguard Corp.	506	9,108
Balchem Corp.	612	68,599
Boise Cascade Co.	733	26,974
Century Aluminum Co.*	942	11,276
Clearwater Paper Corp.*	312	9,266
Flotek Industries, Inc.*	996	2,390
FutureFuel Corp.	491	9,103
Hawkins, Inc.	183	7,585
Haynes International, Inc.	237	8,413
HB Fuller Co.	967	49,965
Ingevity Corp.*	799	81,402
Innophos Hldgs., Inc.	372	16,517
Innospec, Inc.	464	35,612
Kaiser Aluminum Corp.	315	34,354
KapStone Paper & Packaging Corp.	1,694	57,444
Koppers Hldgs., Inc.*	404	12,585
Kraton Corp.*	608	28,667
LSB Industries, Inc.*	386	3,775
Materion Corp.	385	23,292
Myers Industries, Inc.	666	15,484
Neenah, Inc.	319	27,530
Olympic Steel, Inc.	173	3,611
PH Glatfelter Co.	833	15,919
Quaker Chemical Corp.	254	51,361
Rayonier Advanced Materials, Inc.	975	17,969
Lyondell Basell Industries - contingent value rights*	448	0	††
Schweitzer-Mauduit International, Inc.	585	22,411
Stepan Co.	386	33,586
SunCoke Energy, Inc.*	1,230	14,293
TimkenSteel Corp.*	747	11,108

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Tredegar Corp.	486	10,522
US Concrete, Inc.*	303	13,893

		783,042

REAL ESTATE (5.5%)
Acadia Realty Trust	1,555	43,587
Agree Realty Corp.	592	31,447
American Assets Trust, Inc.	721	26,886
Armada Hoffler Properties, Inc.	933	14,098
CareTrust REIT, Inc.	1,544	27,344
CBL & Associates Properties, Inc.	3,290	13,127
Cedar Realty Trust, Inc.	1,681	7,834
Chatham Lodging Trust	874	18,258
Chesapeake Lodging Trust	1,151	36,913
Community Healthcare Trust, Inc.	329	10,192
DiamondRock Hospitality Co.	3,964	46,260
Easterly Government Properties, Inc.	1,148	22,237
EastGroup Properties, Inc.	679	64,926
Four Corners Property Trust, Inc.	1,273	32,703
Franklin Street Properties Corp. Cl C	2,045	16,340
Getty Realty Corp.	639	18,250
Global Net Lease, Inc.	1,357	28,293
Government Properties Income Trust	1,899	21,440
Hersha Hospitality Trust	692	15,688
HFF, Inc. Cl A	747	31,733
Independence Realty Trust, Inc.	1,668	17,564
iStar, Inc.	1,296	14,476
Kite Realty Group Trust	1,596	26,573
Lexington Realty Trust	4,064	33,731
LTC Properties, Inc.	755	33,303
MAX Hldgs., Inc. Cl A	338	14,990
National Storage Affiliates Trust	1,079	27,450
Pennsylvania Real Estate Investment Trust	1,227	11,607
PS Business Parks, Inc.	379	48,167
Ramco-Gershenson Properties Trust	1,527	20,767
Retail Opportunity Investments Corp.	2,155	40,234
Saul Centers, Inc.	219	12,264
Summit Hotel Properties, Inc.	1,996	27,006
Universal Health Realty Income Trust	241	17,933
Urstadt Biddle Properties, Inc. Cl A	566	12,050
Washington Prime Group, Inc.	3,551	25,922
Whitestone REIT	757	10,507

		922,100

UTILITIES (2.1%)
American States Water Co.	701	42,859
Avista Corp.	1,246	62,998
California Water Service Group	921	39,511
El Paso Electric Co.	775	44,330
Northwest Natural Gas Co.	549	36,728
South Jersey Industries, Inc.	1,627	57,384
Spire, Inc.	965	70,976

		354,786

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $16,650,067) 99.5%		16,723,715

TOTAL INVESTMENTS (Cost: $16,650,067) 99.5%		16,723,715

OTHER NET ASSETS 0.5%		80,719

NET ASSETS 100.0%		$16,804,434

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
Discovery, Inc. Cl A*	16,930	541,760
Discovery, Inc. Cl C*	17,770	525,637
Lions Gate Entertainment Corp. Cl A	8,840	215,608
MSG Networks, Inc. Cl A*	21,903	565,097

		1,848,102

CONSUMER DISCRETIONARY (2.0%)
Marriott Vacations Worldwide Corp.	1,453	162,373
Qurate Retail, Inc.*	17,450	387,564
Ralph Lauren Corp. Cl A	5,037	692,839
Sleep Number Corp.*	13,400	492,852
Taylor Morrison Home Corp. Cl A*	12,722	229,505

		1,965,133

CONSUMER STAPLES (1.6%)
Constellation Brands, Inc. Cl A	1,719	370,651
Ingredion, Inc.	7,341	770,511
Vector Group Ltd.	33,064	455,622

		1,596,784

ENERGY (7.7%)
Baker Hughes, a GE Co.	18,432	623,554
Cheniere Energy, Inc.*	15,507	1,077,581
Devon Energy Corp.	11,220	448,127
Hess Corp.	7,538	539,570
MPLX LP	16,998	589,491
Noble Energy, Inc.	26,701	832,804
PBF Energy, Inc. Cl A	39,713	1,982,076
Range Resources Corp.	25,585	434,689
RPC, Inc.	15,320	237,154
Weatherford International PLC*	49,088	133,028
Williams Cos., Inc.	25,751	700,170

		7,598,244

FINANCIALS (21.4%)
American Financial Group, Inc.	12,849	1,425,854
Ameriprise Financial, Inc.	11,272	1,664,424
Associated Banc-Corp.	50,204	1,305,304
BankUnited, Inc.	23,723	839,794
Citizens Financial Group, Inc.	12,450	480,196
Discover Financial Svcs.	12,401	948,056
Everest Re Group Ltd.	4,106	938,098
Fifth Third Bancorp	40,116	1,120,039
Hartford Financial Svcs. Group, Inc.	21,415	1,069,893
KeyCorp	62,392	1,240,977
Lincoln National Corp.	15,429	1,043,926
Progressive Corp.	23,743	1,686,703
Reinsurance Group of America, Inc. Cl A	7,392	1,068,588
Starwood Property Trust, Inc.	34,048	732,713
SVB Financial Group*	8,919	2,772,293
Synchrony Financial	15,793	490,846
Voya Financial, Inc.	27,446	1,363,243
Zions Bancorporation	20,230	1,014,534

		21,205,481

HEALTH CARE (8.0%)
Agilent Technologies, Inc.	16,100	1,135,694
Boston Scientific Corp.*	25,310	974,435
Centene Corp.*	7,027	1,017,369
Edwards Lifesciences Corp.*	4,860	846,126
Hill-Rom Hldgs., Inc.	8,790	829,776
Humana, Inc.	3,104	1,050,766
Neurocrine Biosciences, Inc.*	9,860	1,212,287
Zimmer Biomet Hldgs., Inc.	6,613	869,411

		7,935,864

INDUSTRIALS (16.2%)
Alaska Air Group, Inc.	21,680	1,492,885
Builders FirstSource, Inc.*	15,170	222,696
Carlisle Cos., Inc.	6,888	838,958
Harris Corp.	6,793	1,149,444
Kirby Corp.*	17,344	1,426,544
L-3 Communications Corp.	8,347	1,774,739
Landstar System, Inc.	5,150	628,300
LSC Communications, Inc.	40,820	451,469
Mueller Industries, Inc.	36,510	1,058,060
Old Dominion Freight Line, Inc.	13,893	2,240,385

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Oshkosh Corp.	10,661	759,490
Republic Svcs., Inc. Cl A	4,060	295,000
Stanley Black & Decker, Inc.	10,266	1,503,353
United Rentals, Inc.*	9,772	1,598,699
XPO Logistics, Inc.*	5,650	645,060

		16,085,082

INFORMATION TECHNOLOGY (6.9%)
Analog Devices, Inc.	5,583	516,204
ARRIS International PLC*	19,334	502,491
Avnet, Inc.	18,235	816,381
DXC Technology Co.	10,227	956,429
F5 Networks, Inc.*	1,906	380,094
KLA-Tencor Corp.	2,330	236,984
LogMeIn, Inc.	5,250	467,775
Perspecta, Inc.	13,053	335,723
Proofpoint, Inc.*	4,010	426,384
PTC, Inc.*	7,380	783,682
Skyworks Solutions, Inc.	2,270	205,912
Western Digital Corp.	7,122	416,922
Worldpay, Inc. Cl A*	7,860	795,982

		6,840,963

MATERIALS (9.5%)
Crown Hldgs., Inc.*	34,085	1,636,080
Eastman Chemical Co.	4,717	451,511
FMC Corp.	5,810	506,516
Freeport-McMoRan Copper & Gold, Inc.	39,550	550,536
International Paper Co.	17,549	862,533
Mosaic Co.	7,050	228,984
Nucor Corp.	9,932	630,186
Olin Corp.	32,360	831,005
Packaging Corp. of America	21,659	2,375,776
Steel Dynamics, Inc.	28,317	1,279,645

		9,352,772

REAL ESTATE (12.8%)
Alexander’s, Inc.	1,137	390,332
Apartment Investment & Management Co. Cl A	16,452	726,027
AvalonBay Communities, Inc.	5,202	942,342
Brandywine Realty Trust	46,401	729,424
Brookfield Property Partners LP	11,343	236,955
Duke Realty Corp.	51,172	1,451,750
Equity Lifestyle Properties, Inc.	4,221	407,115
Forest City Realty Trust, Inc. Cl A	33,975	852,433
GEO Group, Inc.	28,610	719,828
Host Hotels & Resorts, Inc.	46,595	983,155
Kilroy Realty Corp.	8,734	626,140
Macerich Co.	8,560	473,282
Prologis, Inc.	24,757	1,678,277
Regency Centers Corp.	7,776	502,874
Vornado Realty Trust	7,493	546,989
Welltower, Inc.	13,332	857,514
Weyerhaeuser Co.	15,789	509,511

		12,633,948

UTILITIES (9.7%)
AES Corp.	41,460	580,440
Ameren Corp.	18,208	1,151,110
Consolidated Edison, Inc.	14,115	1,075,422
Edison International	6,761	457,584
Entergy Corp.	10,621	861,682
Evergy, Inc.	22,442	1,232,515
Eversource Energy	10,994	675,471
FirstEnergy Corp.	24,306	903,454
PG&E Corp.*	8,920	410,409
PPL Corp.	28,507	834,115
Public Svc. Enterprise Group, Inc.	26,919	1,421,054

		9,603,256

TOTAL COMMON STOCKS (Cost: $72,188,792) 97.7%		96,665,629

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
Cargill, Inc.†	A-1	2.15	10/01/18	2,200,000	2,200,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,200,000) 2.2%	2,200,000

TOTAL INVESTMENTS (Cost: $74,388,792) 99.9%	98,865,629

OTHER NET ASSETS 0.1%	137,563

NET ASSETS 100.0%	$99,003,192

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.1%)
AMC Networks, Inc. Cl A*	36,964	2,452,192
Cable One, Inc.	4,041	3,570,668
Cars.com, Inc.*	51,617	1,425,145
Cinemark Hldgs., Inc.	86,156	3,463,471
John Wiley & Sons, Inc. Cl A	37,116	2,249,230
Live Nation Entertainment, Inc.*	112,284	6,116,110
Meredith Corp.	32,343	1,651,110
New York Times Co. Cl A	116,662	2,700,725
TEGNA, Inc.	177,254	2,119,958
Telephone & Data Systems, Inc.	75,310	2,291,683
World Wrestling Entertainment, Inc. Cl A	35,040	3,389,419

		31,429,711

CONSUMER DISCRETIONARY (11.3%)
Aaron’s, Inc.	55,803	3,039,031
Adient PLC	72,031	2,831,539
Adtalem Global Education, Inc.*	48,432	2,334,422
American Eagle Outfitters, Inc.	136,079	3,378,842
AutoNation, Inc.*	47,403	1,969,595
Bed Bath & Beyond, Inc.	112,985	1,694,775
Big Lots, Inc.	32,790	1,370,294
Boyd Gaming Corp.	66,143	2,238,940
Brinker International, Inc.	34,585	1,616,157
Brunswick Corp.	70,480	4,723,570
Carter’s, Inc.	37,893	3,736,250
Cheesecake Factory, Inc.	34,798	1,863,085
Churchill Downs, Inc.	9,666	2,684,248
Cracker Barrel Old Country Store, Inc.	19,532	2,873,743
Dana, Inc.	121,249	2,263,719
Deckers Outdoor Corp.*	24,545	2,910,546
Delphi Technologies PLC	72,680	2,279,245
Dick’s Sporting Goods, Inc.	62,852	2,229,989
Dillard’s, Inc. Cl A	15,531	1,185,636
Domino’s Pizza, Inc.	34,207	10,084,224
Dunkin’ Brands Group, Inc.	68,716	5,065,743
Eldorado Resorts, Inc.*	52,251	2,539,399
Five Below, Inc.*	44,629	5,804,448
Gentex Corp.	221,164	4,746,179
Graham Hldgs. Co. Cl B	3,570	2,068,101
Helen of Troy Ltd.*	21,479	2,811,601
International Speedway Corp. Cl A	19,926	872,759
Jack in the Box, Inc.	22,136	1,855,661
KB Home	69,171	1,653,879
Marriott Vacations Worldwide Corp.	34,078	3,808,216
Michaels Cos., Inc.*	79,693	1,293,417
Murphy USA, Inc.*	24,178	2,066,252
NVR, Inc.*	2,786	6,883,649
Ollie’s Bargain Outlet Hldgs., Inc.*	41,489	3,987,093
Papa John’s International, Inc.	18,565	952,013
Polaris Industries, Inc.	48,447	4,890,725

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Pool Corp.	33,156	5,533,073
Sally Beauty Hldgs., Inc.*	98,269	1,807,167
Scientific Games Corp. Cl A*	44,331	1,126,007
Service Corp. International	146,748	6,486,262
Signet Jewelers Ltd.	42,879	2,827,012
Six Flags Entertainment Corp.	58,007	4,050,049
Skechers U.S.A., Inc. Cl A*	109,859	3,068,362
Sotheby’s*	30,239	1,487,456
Tempur Sealy International, Inc.*	37,620	1,990,098
Texas Roadhouse, Inc. Cl A	54,190	3,754,825
Thor Industries, Inc.	41,274	3,454,634
Toll Brothers, Inc.	110,628	3,654,043
TRI Pointe Group, Inc.*	123,255	1,528,362
Tupperware Brands Corp.	41,639	1,392,825
Urban Outfitters, Inc.*	61,593	2,519,154
Visteon Corp.*	24,656	2,290,542
Weight Watchers International, Inc.*	31,714	2,283,091
Wendy’s Co.	151,764	2,601,235
Williams-Sonoma, Inc.	65,593	4,310,772
Wyndham Destinations, Inc.	82,053	3,557,818
Wyndham Hotels & Resorts, Inc.	81,077	4,505,449

		172,835,221

CONSUMER STAPLES (3.2%)
Boston Beer Co., Inc. Cl A*	7,120	2,047,000
Casey’s General Stores, Inc.	29,889	3,858,969
Edgewell Personal Care Co.*	44,660	2,064,632
Energizer Hldgs., Inc.	48,805	2,862,413
Flowers Foods, Inc.	149,801	2,795,287
Hain Celestial Group, Inc.*	69,636	1,888,528
Ingredion, Inc.	58,184	6,106,993
Lamb Weston Hldgs., Inc.	118,925	7,920,405
Lancaster Colony Corp.	15,839	2,363,337
Nu Skin Enterprises, Inc. Cl A	45,336	3,736,593
Post Hldgs., Inc.*	53,648	5,259,650
Sanderson Farms, Inc.	16,356	1,690,720
Sprouts Farmers Market, Inc.*	101,739	2,788,666
Tootsie Roll Industries, Inc.	15,264	446,472
TreeHouse Foods, Inc.*	46,386	2,219,570
United Natural Foods, Inc.*	39,755	1,190,662

		49,239,897

ENERGY (5.1%)
Apergy Corp.*	61,723	2,688,654
Callon Petroleum Co.*	185,189	2,220,416
Chesapeake Energy Corp.*	728,562	3,271,243
CNX Resources Corp.*	173,748	2,486,334
Core Laboratories N.V.	36,042	4,174,745
Diamond Offshore Drilling, Inc.*	53,226	1,064,520
Dril-Quip, Inc.*	30,280	1,582,130
Energen Corp.*	65,999	5,687,134
Ensco PLC Cl A	361,280	3,049,203
Gulfport Energy Corp.*	129,854	1,351,780
Matador Resources Co.*	83,635	2,764,137
McDermott International, Inc.*	147,027	2,709,707
Murphy Oil Corp.	129,256	4,309,395

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Nabors Industries Ltd.	259,862	1,600,750
Oasis Petroleum, Inc.*	211,161	2,994,263
Oceaneering International, Inc.*	80,535	2,222,766
Patterson-UTI Energy, Inc.	177,227	3,032,354
PBF Energy, Inc. Cl A	95,497	4,766,255
QEP Resources, Inc.*	193,504	2,190,465
Range Resources Corp.	168,333	2,859,978
Rowan Cos. PLC Cl A*	104,494	1,967,622
SM Energy Co.	83,496	2,632,629
Southwestern Energy Co.*	478,300	2,444,113
Superior Energy Svcs., Inc.*	120,770	1,176,300
Transocean Ltd.*	350,706	4,892,349
World Fuel Svcs. Corp.	55,586	1,538,620
WPX Energy, Inc.*	316,456	6,367,095

		78,044,957

FINANCIALS (15.5%)
Alleghany Corp.	12,164	7,937,375
American Financial Group, Inc.	57,362	6,365,461
Aspen Insurance Hldgs. Ltd.	48,438	2,024,708
Associated Banc-Corp.	139,891	3,637,166
BancorpSouth Bank	73,355	2,398,708
Bank of Hawaii Corp.	34,247	2,702,431
Bank OZK	99,608	3,781,120
Brown & Brown, Inc.	189,274	5,596,832
Cathay General Bancorp	62,880	2,605,747
Chemical Financial Corp.	58,488	3,123,259
CNO Financial Group, Inc.	135,007	2,864,849
Commerce Bancshares, Inc.	77,693	5,129,292
Cullen/Frost Bankers, Inc.	52,521	5,485,293
East West Bancorp, Inc.	118,488	7,153,121
Eaton Vance Corp.	95,919	5,041,503
Evercore, Inc. Cl A	33,387	3,357,063
FactSet Research Systems, Inc.	31,301	7,002,347
Federated Investors, Inc. Cl B	78,488	1,893,131
First American Financial Corp.	90,488	4,668,276
First Horizon National Corp.	266,744	4,604,001
FNB Corp.	265,072	3,371,716
Fulton Financial Corp.	143,265	2,385,362
Genworth Financial, Inc. Cl A*	419,650	1,749,940
Hancock Whitney Corp.	69,851	3,321,415
Hanover Insurance Group, Inc.	34,486	4,254,538
Home BancShares, Inc.	131,485	2,879,522
Interactive Brokers Group, Inc. Cl A	61,693	3,412,240
International Bancshares Corp.	44,848	2,018,160
Janus Henderson Group PLC*	136,849	3,689,449
Kemper Corp.	49,625	3,992,331
Legg Mason, Inc.	70,222	2,193,033
LendingTree, Inc.*	6,071	1,396,937
MarketAxess Hldgs., Inc.	30,815	5,500,169
MB Financial, Inc.	69,102	3,186,293
Mercury General Corp.	22,007	1,103,871
Navient Corp.	193,561	2,609,202
New York Community Bancorp, Inc.	404,696	4,196,698
Old Republic International Corp.	233,164	5,218,210

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

PacWest Bancorp	99,981	4,764,095
Pinnacle Financial Partners, Inc.	60,086	3,614,173
Primerica, Inc.	35,381	4,265,180
Prosperity Bancshares, Inc.	54,404	3,772,917
Reinsurance Group of America, Inc. Cl A	52,024	7,520,589
RenaissanceRe Hldgs. Ltd.	32,773	4,377,817
SEI Investments Co.	107,387	6,561,346
Signature Bank	45,823	5,262,313
SLM Corp.*	357,571	3,986,917
Sterling Bancorp	184,024	4,048,528
Stifel Financial Corp.	58,466	2,996,967
Synovus Financial Corp.	95,547	4,375,097
TCF Financial Corp.	137,330	3,269,827
Texas Capital Bancshares, Inc.*	40,849	3,376,170
Trustmark Corp.	55,244	1,858,961
UMB Financial Corp.	36,762	2,606,426
Umpqua Hldgs. Corp.	180,814	3,760,931
United Bankshares, Inc.	85,222	3,097,820
Valley National Bancorp	271,872	3,058,560
Washington Federal, Inc.	68,032	2,177,024
Webster Financial Corp.	75,650	4,460,324
Wintrust Financial Corp.	46,170	3,921,680
WR Berkley Corp.	78,487	6,273,466

		237,257,897

HEALTH CARE (9.8%)
Acadia Healthcare Co., Inc.*	72,294	2,544,749
Akorn, Inc.*	76,917	998,383
Allscripts Healthcare Solutions, Inc.*	141,707	2,019,325
Avanos Medical, Inc.*	38,337	2,626,084
Bio-Rad Laboratories, Inc. Cl A*	15,738	4,925,837
Bio-Techne Corp.	30,521	6,229,641
Cantel Medical Corp.	29,238	2,691,650
Catalent, Inc.*	117,074	5,332,721
Charles River Laboratories International, Inc.*	38,964	5,242,217
Chemed Corp.	13,024	4,162,210
Encompass Health Corp.	80,357	6,263,828
Exelixis, Inc.*	241,278	4,275,446
Globus Medical, Inc. Cl A*	59,138	3,356,673
Haemonetics Corp.*	41,551	4,760,914
HealthEquity, Inc.*	43,747	4,130,154
Hill-Rom Hldgs., Inc.	54,157	5,112,421
ICU Medical, Inc.*	13,592	3,843,138
Inogen, Inc. *	14,297	3,490,184
Integra LifeSciences Hldgs. Corp.*	57,173	3,765,985
LifePoint Health, Inc.*	31,476	2,027,054
LivaNova PLC*	38,940	4,827,392
Mallinckrodt PLC*	67,673	1,983,496
Masimo Corp.*	38,809	4,833,273
Medidata Solutions, Inc.*	48,666	3,567,704
MEDNAX, Inc.*	75,023	3,500,573
Molina Healthcare, Inc.*	50,026	7,438,866
NuVasive, Inc.*	41,872	2,972,075
Patterson Cos., Inc.	68,403	1,672,453
PRA Health Sciences, Inc.*	47,163	5,196,891

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Prestige Consumer Healthcare, Inc.*	42,634	1,615,402
STERIS PLC	68,840	7,875,296
Syneos Health, Inc. Cl A*	49,499	2,551,673
Teleflex, Inc.	37,102	9,872,471
Tenet Healthcare Corp.*	67,811	1,929,901
United Therapeutics Corp.*	35,251	4,507,898
West Pharmaceutical Svcs., Inc.	59,063	7,292,509

		149,436,487

INDUSTRIALS (14.1%)
Acuity Brands, Inc.	33,045	5,194,674
AECOM*	131,895	4,307,691
AGCO Corp.	54,477	3,311,657
Avis Budget Group, Inc.*	54,855	1,763,040
Brink’s Co.	41,524	2,896,299
Carlisle Cos., Inc.	48,669	5,927,884
Clean Harbors, Inc.*	41,579	2,976,225
Crane Co.	41,767	4,107,784
Curtiss-Wright Corp.	36,023	4,950,281
Deluxe Corp.	38,921	2,216,162
Donaldson Co., Inc.	104,878	6,110,192
Dun & Bradstreet Corp.	30,414	4,334,299
Dycom Industries, Inc.*	25,491	2,156,539
EMCOR Group, Inc.	47,179	3,543,615
EnerSys	34,247	2,983,941
Esterline Technologies Corp.*	21,712	1,974,706
GATX Corp.	30,868	2,672,860
Genesee & Wyoming, Inc. Cl A*	48,433	4,406,919
Graco, Inc.	136,591	6,329,627
Granite Construction, Inc.	37,319	1,705,478
Healthcare Svcs. Group, Inc.	60,875	2,472,742
Herman Miller, Inc.	49,270	1,891,968
HNI Corp.	35,985	1,591,976
Hubbell, Inc. Cl B	44,964	6,005,841
IDEX Corp.	62,818	9,464,160
ITT, Inc.	71,376	4,372,494
JetBlue Airways Corp.*	257,243	4,980,224
KBR, Inc.	114,637	2,422,280
Kennametal, Inc.	67,259	2,929,802
Kirby Corp.*	43,450	3,573,762
Knight-Swift Transportation Hldgs., Inc. Cl A	104,827	3,614,435
Landstar System, Inc.	33,480	4,084,560
Lennox International, Inc.	29,587	6,461,801
Lincoln Electric Hldgs., Inc.	53,654	5,013,430
ManpowerGroup, Inc.	52,993	4,555,278
MSA Safety, Inc.	28,390	3,021,832
MSC Industrial Direct Co., Inc. Cl A	37,826	3,332,849
Nordson Corp.	42,960	5,967,144
NOW, Inc.*	89,215	1,476,508
nVent Electric PLC	132,910	3,609,836
Old Dominion Freight Line, Inc.	53,634	8,649,019
Oshkosh Corp.	60,356	4,299,761
Pitney Bowes, Inc.	154,572	1,094,370
Regal Beloit Corp.	35,764	2,948,742
Ryder System, Inc.	43,369	3,168,973

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Teledyne Technologies, Inc.*	29,335	7,236,358
Terex Corp.	53,238	2,124,729
Timken Co.	56,789	2,830,932
Toro Co.	86,169	5,167,555
Trinity Industries, Inc.	119,502	4,378,553
Valmont Industries, Inc.	18,314	2,536,489
Wabtec Corp.	69,515	7,290,733
Watsco, Inc.	26,144	4,656,246
Werner Enterprises, Inc.	35,865	1,267,828
Woodward, Inc.	45,268	3,660,370

		216,023,453

INFORMATION TECHNOLOGY (16.1%)
ACI Worldwide, Inc.*	94,157	2,649,578
Acxiom Hldgs., Inc. *	62,588	3,092,473
ARRIS International PLC*	137,943	3,585,139
Arrow Electronics, Inc.*	71,632	5,280,711
Avnet, Inc.	94,375	4,225,169
Belden, Inc.	33,361	2,382,309
Blackbaud, Inc.	39,219	3,979,944
CDK Global, Inc.	105,315	6,588,506
Ciena Corp.*	114,908	3,589,726
Cirrus Logic, Inc.*	49,595	1,914,367
Cognex Corp.	139,018	7,759,985
Coherent, Inc.*	19,829	3,414,356
CommVault Systems, Inc.*	30,726	2,150,820
Convergys Corp.	74,477	1,768,084
CoreLogic, Inc.*	66,184	3,270,151
Cree, Inc.*	81,647	3,091,972
Cypress Semiconductor Corp.	295,804	4,286,200
Fair Isaac Corp.*	23,798	5,439,033
First Solar, Inc.*	60,952	2,951,296
Fortinet, Inc.*	115,769	10,682,006
Integrated Device Technology, Inc.*	105,250	4,947,802
InterDigital, Inc.	28,297	2,263,760
j2 Global, Inc.	38,103	3,156,834
Jabil, Inc.	125,044	3,386,192
Jack Henry & Associates, Inc.	62,810	10,054,625
Keysight Technologies, Inc.*	152,119	10,082,447
Leidos Hldgs., Inc.	122,412	8,466,014
Littelfuse, Inc.	20,682	4,092,761
LogMeIn, Inc.	42,025	3,744,427
Lumentum Hldgs., Inc.*	50,600	3,033,470
Manhattan Associates, Inc.*	53,818	2,938,463
MAXIMUS, Inc.	52,235	3,398,409
MKS Instruments, Inc.	45,408	3,639,451
Monolithic Power Systems, Inc.	31,801	3,991,980
National Instruments Corp.	91,896	4,441,334
NCR Corp.*	96,149	2,731,593
NetScout Systems, Inc.*	59,373	1,499,168
Perspecta, Inc.	116,756	3,002,964
Plantronics, Inc.	26,614	1,604,824
PTC, Inc.*	85,454	9,074,360
Sabre Corp.	204,130	5,323,710
Science Applications International Corp.	34,497	2,780,458

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Silicon Laboratories, Inc.*	35,248	3,235,766
Synaptics, Inc.*	28,579	1,303,774
SYNNEX Corp.	24,772	2,098,188
Tech Data Corp.*	31,473	2,252,523
Teradata Corp.*	97,523	3,677,592
Teradyne, Inc.	151,514	5,602,988
Trimble, Inc.*	204,645	8,893,872
Tyler Technologies, Inc.*	31,413	7,698,070
Ultimate Software Group, Inc.*	24,960	8,041,862
Versum Materials, Inc.	89,883	3,236,687
ViaSat, Inc.*	45,521	2,911,068
Vishay Intertechnology, Inc.	108,860	2,215,301
WEX, Inc.*	35,199	7,066,551
Zebra Technologies Corp. Cl A*	43,772	7,740,203

		245,731,316

MATERIALS (6.6%)
Allegheny Technologies, Inc.*	99,305	2,934,463
AptarGroup, Inc.	50,268	5,415,874
Ashland Global Hldgs., Inc.	50,923	4,270,403
Bemis Co., Inc.	73,969	3,594,893
Cabot Corp.	50,248	3,151,555
Carpenter Technology Corp.	38,172	2,250,239
Chemours Co.	147,432	5,814,718
Commercial Metals Co.	93,748	1,923,709
Compass Minerals International, Inc.	27,647	1,857,878
Domtar Corp.	51,231	2,672,721
Eagle Materials, Inc.	38,921	3,317,626
Greif, Inc. Cl A	21,126	1,133,621
Louisiana-Pacific Corp.	117,611	3,115,515
Minerals Technologies, Inc.	28,878	1,952,153
NewMarket Corp.	7,325	2,970,361
Olin Corp.	137,498	3,530,949
Owens-Illinois, Inc.*	130,551	2,453,053
PolyOne Corp.	65,175	2,849,451
Reliance Steel & Aluminum Co.	58,258	4,968,825
Royal Gold, Inc.	53,028	4,086,338
RPM International, Inc.	108,001	7,013,585
Scotts Miracle-Gro Co.	32,261	2,539,909
Sensient Technologies Corp.	34,452	2,635,923
Silgan Hldgs., Inc.	63,616	1,768,525
Sonoco Products Co.	81,503	4,523,416
Steel Dynamics, Inc.	187,599	8,477,599
United States Steel Corp.	140,772	4,290,731
Valvoline, Inc.	155,989	3,355,323
Worthington Industries, Inc.	32,673	1,416,701

		100,286,057

REAL ESTATE (8.6%)
Alexander & Baldwin, Inc.	55,403	1,257,094
American Campus Communities, Inc.	112,155	4,616,300
Camden Property Trust	75,971	7,108,606
CoreCivic, Inc.	98,006	2,384,486
CoreSite Realty Corp.	31,432	3,493,353
Corporate Office Properties Trust	84,602	2,523,678
Cousins Properties, Inc.	345,770	3,073,895

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

CyrusOne, Inc.	85,075	5,393,755
Douglas Emmett, Inc.	132,043	4,980,662
EPR Properties	60,937	4,168,700
First Industrial Realty Trust, Inc.	103,185	3,240,009
GEO Group, Inc.	99,699	2,508,427
Healthcare Realty Trust, Inc.	102,649	3,003,510
Highwoods Properties, Inc.	84,609	3,998,621
Hospitality Properties Trust	134,814	3,888,036
JBG SMITH Properties	88,692	3,266,526
Jones Lang LaSalle, Inc.	37,070	5,349,942
Kilroy Realty Corp.	82,270	5,897,936
Lamar Advertising Co. Cl A	69,298	5,391,384
LaSalle Hotel Properties	90,326	3,124,376
Liberty Property Trust	120,994	5,111,997
Life Storage, Inc.	38,170	3,632,257
Mack-Cali Realty Corp.	73,711	1,567,096
Medical Properties Trust, Inc.	299,789	4,469,854
National Retail Properties, Inc.	128,053	5,739,335
Omega Healthcare Investors, Inc.	164,206	5,381,031
PotlatchDeltic Corp.	51,272	2,099,588
Rayonier, Inc.	105,243	3,558,266
Realogy Hldgs. Corp.	100,454	2,073,371
Sabra Health Care REIT, Inc.	146,450	3,385,924
Senior Housing Properties Trust	194,839	3,421,373
Tanger Factory Outlet Centers, Inc.	76,979	1,761,280
Taubman Centers, Inc.	49,836	2,981,688
Uniti Group, Inc.	143,835	2,898,275
Urban Edge Properties	92,860	2,050,349
Weingarten Realty Investors	97,363	2,897,523

		131,698,503

UTILITIES (4.5%)
ALLETE, Inc.	41,926	3,144,869
Aqua America, Inc.	145,047	5,352,234
Atmos Energy Corp.	90,908	8,537,170
Black Hills Corp.	44,056	2,559,213
Hawaiian Electric Industries, Inc.	88,770	3,159,324
IDACORP, Inc.	41,106	4,078,948
MDU Resources Group, Inc.	159,392	4,094,781
National Fuel Gas Co.	69,873	3,917,080
New Jersey Resources Corp.	72,124	3,324,917
NorthWestern Corp.	41,152	2,413,976
OGE Energy Corp.	163,058	5,922,267
ONE Gas, Inc.	42,760	3,518,293
PNM Resources, Inc.	64,952	2,562,356
Southwest Gas Hldgs., Inc.	40,055	3,165,547
UGI Corp.	141,073	7,826,730
Vectren Corp.	67,708	4,840,445

		68,418,150

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,112,068,010) 96.9%		1,480,401,649

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	1.97	10/11/18	3,200,000	3,198,258
U.S. Treasury Bill	A-1+	2.03	11/08/18	12,000,000	11,974,446
U.S. Treasury Bill (1)	A-1+	2.06	11/29/18	3,800,000	3,786,782
U.S. Treasury Bill (1)	A-1+	2.11	11/29/18	1,000,000	996,521

					19,956,007

COMMERCIAL PAPER (1.6%)
Cargill Global Funding PLC†	A-1	2.16	10/01/18	15,000,000	15,000,000
Cargill, Inc.†	A-1	2.15	10/01/18	9,500,000	9,500,000

					24,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $44,456,489) 2.9%					44,456,007

TOTAL INVESTMENTS (Cost: $1,156,524,499) 99.8%					1,524,857,656

OTHER NET ASSETS 0.2%					3,565,501

NET ASSETS 100.0%					$1,528,423,157

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (94.8%)
iShares Core MSCI EAFE ETF	828,019	53,059,457
iShares Core MSCI Europe ETF	393,284	18,861,901
iShares Core MSCI Pacific ETF	177,010	10,418,809
iShares Edge MSCI Min-Vol Emerging Markets ETF	239,149	14,181,536
iShares MSCI EAFE ETF	2,976,851	202,396,099
iShares MSCI EAFE Growth ETF	512,893	41,067,342
iShares MSCI EAFE Small-Cap ETF	177,935	11,081,792
iShares MSCI EAFE Value ETF	737,956	38,314,675
Vanguard FTSE Developed Markets ETF	2,129,980	92,164,235
Vanguard FTSE Europe ETF	424,630	23,872,699
Vanguard FTSE Pacific ETF	220,480	15,676,128

		521,094,673

TOTAL COMMON STOCKS (Cost: $469,188,016) 94.8%		521,094,673

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.8%)
U.S. Treasury Bill	A-1+	1.92	10/04/18	5,000,000	4,999,201
U.S. Treasury Bill	A-1+	1.95	10/18/18	10,600,000	10,590,279

					15,589,480

COMMERCIAL PAPER (2.2%)
Cargill Global Funding PLC†	A-1	2.16	10/01/18	5,000,000	5,000,000
Cargill, Inc.†	A-1	2.15	10/01/18	7,000,000	7,000,000

					12,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $27,589,480) 5.0%					27,589,480

TOTAL INVESTMENTS (Cost: $496,777,496) 99.8%					548,684,153

OTHER NET ASSETS 0.2%					935,451

NET ASSETS 100.0%					$549,619,604

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (4.5%)
Alphabet, Inc. Cl A*	3,235	3,904,904
CenturyLink, Inc.	52,791	1,119,169
Comcast Corp. Cl A	74,008	2,620,623
Viacom, Inc. Cl B	28,272	954,463

		8,599,159

CONSUMER DISCRETIONARY (5.4%)
Amazon.com, Inc.*	1,006	2,015,018
Foot Locker, Inc.	14,077	717,645
Home Depot, Inc.	16,899	3,500,628
Kohl’s Corp.	11,881	885,729
PVH Corp.	6,263	904,377
Ross Stores, Inc.	18,049	1,788,656
Tapestry, Inc.	13,078	657,431

		10,469,484

CONSUMER STAPLES (2.1%)
General Mills, Inc.	20,474	878,744
PepsiCo, Inc.	17,962	2,008,152
Walgreens Boots Alliance, Inc.	16,721	1,218,961

		4,105,857

ENERGY (5.1%)
Anadarko Petroleum Corp.	11,758	792,607
Baker Hughes, a GE Co.	32,092	1,085,672
Chevron Corp.	16,170	1,977,268
Marathon Petroleum Corp.	30,337	2,426,050
Pioneer Natural Resources Co.	6,355	1,106,977
Range Resources Corp.	28,276	480,409
Schlumberger Ltd.	15,212	926,715
Williams Cos., Inc.	38,113	1,036,293

		9,831,991

FINANCIALS (8.2%)
American International Group, Inc.	15,511	825,806
Bank of America Corp.	77,811	2,292,312
Citigroup, Inc.	31,381	2,251,273
CME Group, Inc.	10,159	1,729,164
Comerica, Inc.	13,191	1,189,828
Fifth Third Bancorp	39,802	1,111,272
JPMorgan Chase & Co.	26,211	2,957,649
Morgan Stanley	30,016	1,397,845
PNC Financial Svcs. Group, Inc.	6,065	825,992
Synchrony Financial	35,776	1,111,918

		15,693,059

HEALTH CARE (9.5%)
AbbVie, Inc.	26,240	2,481,779
Aetna, Inc.	12,017	2,437,648
Amgen, Inc.	7,513	1,557,370
Biogen, Inc.*	1,370	484,035
CVS Health Corp.	21,247	1,672,564
Gilead Sciences, Inc.	19,612	1,514,243
Humana, Inc.	3,533	1,195,991
Merck & Co., Inc.	17,128	1,215,060
Pfizer, Inc.	34,625	1,525,924
UnitedHealth Group, Inc.	11,627	3,093,247
Zoetis, Inc.	12,350	1,130,766

		18,308,627

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

INDUSTRIALS (5.1%)
Boeing Co.	7,883	2,931,688
Delta Air Lines, Inc.	30,215	1,747,333
FedEx Corp.	7,748	1,865,641
Ingersoll-Rand PLC	7,265	743,209
Lockheed Martin Corp.	5,060	1,750,558
PACCAR, Inc.	10,488	715,177

		9,753,606

INFORMATION TECHNOLOGY (15.6%)
Apple, Inc.	32,534	7,344,225
Broadcom, Inc.	7,456	1,839,619
Cisco Systems, Inc.	52,239	2,541,427
Cognizant Technology Solutions Corp.	18,636	1,437,767
Corning, Inc.	46,417	1,638,520
DXC Technology Co.	15,690	1,467,329
Lam Research Corp.	6,697	1,015,935
Micron Technology, Inc.*	23,909	1,081,404
Microsoft Corp.	52,201	5,970,228
NVIDIA Corp.	4,876	1,370,254
Texas Instruments, Inc.	10,955	1,175,362
Total System Svcs., Inc.	13,331	1,316,303
Visa, Inc. Cl A	12,434	1,866,219

		30,064,592

MATERIALS (1.5%)
Eastman Chemical Co.	11,729	1,122,700
LyondellBasell Industries NV Cl A	11,285	1,156,825
WestRock Co.	11,139	595,268

		2,874,793

REAL ESTATE (1.7%)
American Tower Corp.	12,608	1,831,942
Simon Property Group, Inc.	7,941	1,403,572

		3,235,514

UTILITIES (1.7%)
NextEra Energy, Inc.	11,904	1,995,110
Sempra Energy	11,701	1,330,989

		3,326,099

TOTAL COMMON STOCKS (Cost: $86,472,769) 60.4%		116,262,781

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.6%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	470,332
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	680,742
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	470,937
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	740,344
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	710,332
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,553,385
U.S. Treasury Note	AA+	2.25	08/15/27	2,250,000	2,110,342
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,012,602
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,756,705
U.S. Treasury Note	AA+	2.75	05/31/23	1,000,000	991,875
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,441,812
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,404,994
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,909,018

					26,253,420

U.S. GOVERNMENT AGENCIES (10.7%)
MORTGAGE-BACKED OBLIGATIONS (10.5%)
FHLMC	AA+	2.50	09/01/27	204,153	198,385

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FHLMC	AA+	3.00	06/01/27	120,829	119,960
FHLMC	AA+	3.00	08/01/27	125,977	124,854
FHLMC	AA+	3.00	02/01/32	311,335	306,934
FHLMC	AA+	3.00	10/15/37	171,792	169,041
FHLMC	AA+	3.00	11/01/42	189,205	182,529
FHLMC	AA+	3.00	04/01/43	247,168	238,668
FHLMC	AA+	3.50	01/01/43	257,349	255,205
FHLMC	AA+	3.50	06/01/45	318,208	314,178
FHLMC	AA+	3.50	07/01/45	355,838	351,827
FHLMC	AA+	4.00	02/01/25	23,610	24,164
FHLMC	AA+	4.00	03/01/41	111,761	113,836
FHLMC	AA+	4.00	07/01/41	153,402	156,253
FHLMC	AA+	4.00	11/01/42	117,949	120,108
FHLMC	AA+	4.00	01/01/43	179,785	183,409
FHLMC	AA+	4.00	01/01/44	196,760	200,360
FHLMC	AA+	4.00	10/01/44	160,140	162,179
FHLMC	AA+	4.00	06/01/45	299,511	303,908
FHLMC	AA+	4.00	05/01/47	361,517	365,478
FHLMC	AA+	4.50	08/01/34	23,849	24,733
FHLMC	AA+	4.50	08/15/35	21,300	21,536
FHLMC	AA+	4.50	02/01/44	143,862	148,617
FHLMC	AA+	5.00	02/01/26	13,938	14,637
FHLMC	AA+	5.00	10/01/40	160,524	169,255
FHLMC	AA+	5.50	07/01/32	28,065	30,218
FHLMC	AA+	5.50	05/01/33	29,289	31,198
FHLMC	AA+	5.50	06/01/37	95,829	103,773
FHLMC	AA+	6.00	03/15/32	27,455	29,532
FHLMC ARM	AA+	3.70	02/01/36	27,364	28,674
FHLMC ARM	AA+	3.85	03/01/37	4,663	4,856
FHLMC ARM	AA+	4.16	04/01/37	24,053	25,180
FHLMC ARM	AA+	4.18	05/01/37	20,451	21,274
FHLMC Strip	AA+	3.00	01/15/43	260,674	253,262
FNMA	AA+	2.68	12/01/26	300,000	281,782
FNMA	AA+	2.92	07/01/27	293,852	281,402
FNMA	AA+	3.00	06/01/33	250,662	246,402
FNMA	AA+	3.00	09/01/33	218,156	214,449
FNMA	AA+	3.00	12/01/42	267,574	255,056
FNMA	AA+	3.00	01/01/43	578,399	558,984
FNMA	AA+	3.00	02/01/43	158,355	152,912
FNMA	AA+	3.00	03/01/43	306,588	296,050
FNMA	AA+	3.00	04/01/43	270,707	258,069
FNMA	AA+	3.00	09/01/43	309,389	298,645
FNMA	AA+	3.50	03/25/28	244,268	243,469
FNMA	AA+	3.50	08/01/38	205,483	203,522
FNMA	AA+	3.50	10/01/41	121,351	119,049
FNMA	AA+	3.50	11/01/41	230,448	228,604
FNMA	AA+	3.50	12/01/41	219,018	214,821
FNMA	AA+	3.50	04/01/42	399,104	395,889
FNMA	AA+	3.50	04/01/42	243,829	239,203
FNMA	AA+	3.50	08/01/42	171,439	170,058
FNMA	AA+	3.50	10/01/42	179,875	178,426
FNMA	AA+	3.50	11/25/42	486,396	484,334
FNMA	AA+	3.50	08/01/43	393,209	389,993
FNMA	AA+	3.50	08/01/43	326,714	322,430
FNMA	AA+	3.50	01/01/44	82,720	80,945
FNMA	AA+	3.50	08/25/44	95,846	95,605
FNMA	AA+	3.50	04/01/45	275,343	272,145
FNMA	AA+	3.50	11/01/46	387,624	382,398

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	3.50	09/01/47	179,545	177,385
FNMA	AA+	3.50	08/01/48	498,747	491,113
FNMA	AA+	4.00	05/01/19	2,617	2,671
FNMA	AA+	4.00	07/25/26	328,958	339,894
FNMA	AA+	4.00	01/01/31	135,397	137,784
FNMA	AA+	4.00	07/01/40	223,612	227,469
FNMA	AA+	4.00	11/01/40	130,514	132,783
FNMA	AA+	4.00	05/01/41	116,050	116,573
FNMA	AA+	4.00	11/01/45	297,907	303,182
FNMA	AA+	4.00	02/01/47	239,346	242,424
FNMA	AA+	4.00	05/01/48	594,796	600,900
FNMA	AA+	4.00	07/01/56	649,266	659,055
FNMA	AA+	4.50	05/01/30	43,836	45,398
FNMA	AA+	4.50	04/01/31	58,084	60,150
FNMA	AA+	4.50	08/01/33	28,013	29,036
FNMA	AA+	4.50	09/01/33	52,347	54,266
FNMA	AA+	4.50	06/01/34	46,012	47,646
FNMA	AA+	4.50	08/01/35	29,441	30,538
FNMA	AA+	4.50	12/01/35	30,269	31,397
FNMA	AA+	4.50	05/01/39	82,859	86,281
FNMA	AA+	4.50	05/01/39	52,365	54,544
FNMA	AA+	4.50	05/01/40	101,643	105,038
FNMA	AA+	4.50	10/01/40	458,590	477,261
FNMA	AA+	4.50	11/01/47	117,166	121,505
FNMA	AA+	4.50	11/01/47	247,402	255,402
FNMA	AA+	5.00	06/01/33	51,528	54,705
FNMA	AA+	5.00	10/01/33	53,393	56,709
FNMA	AA+	5.00	11/01/33	34,651	36,904
FNMA	AA+	5.00	11/01/33	147,835	156,965
FNMA	AA+	5.00	03/01/34	17,974	19,066
FNMA	AA+	5.00	04/01/34	24,611	25,970
FNMA	AA+	5.00	09/01/35	18,624	19,765
FNMA	AA+	5.00	11/25/35	69,657	73,793
FNMA	AA+	5.00	08/01/37	148,421	157,499
FNMA	AA+	5.00	05/01/39	59,727	62,647
FNMA	AA+	5.00	06/01/40	33,642	35,763
FNMA	AA+	5.50	03/01/34	8,274	8,834
FNMA	AA+	5.50	05/01/34	110,646	119,999
FNMA	AA+	5.50	07/01/34	34,591	37,273
FNMA	AA+	5.50	09/01/34	49,009	52,856
FNMA	AA+	5.50	09/01/34	15,326	16,568
FNMA	AA+	5.50	10/01/34	20,174	21,869
FNMA	AA+	5.50	02/01/35	28,769	31,190
FNMA	AA+	5.50	02/01/35	40,016	43,291
FNMA	AA+	5.50	08/01/35	13,983	15,148
FNMA	AA+	5.50	08/01/37	7,325	7,896
FNMA	AA+	5.50	11/01/38	4,705	4,912
FNMA	AA+	5.50	06/01/48	13,226	13,701
FNMA	AA+	6.00	05/01/23	12,213	13,191
FNMA	AA+	6.00	04/01/32	1,862	2,012
FNMA	AA+	6.00	05/01/32	10,527	11,596
FNMA	AA+	6.00	04/01/33	57,624	62,284
FNMA	AA+	6.00	05/01/33	31,827	34,375
FNMA	AA+	6.00	06/01/34	14,381	15,584
FNMA	AA+	6.00	09/01/34	9,916	10,718
FNMA	AA+	6.00	10/01/34	24,364	26,346
FNMA	AA+	6.00	12/01/36	26,111	28,748
FNMA	AA+	6.00	01/01/37	28,216	30,877

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	6.00	04/01/37	4,977	5,163
FNMA	AA+	6.00	05/01/37	4,631	4,835
FNMA	AA+	6.00	06/01/37	2,133	2,179
FNMA	AA+	6.00	10/25/44	81,879	89,031
FNMA	AA+	6.00	02/25/47	70,506	76,966
FNMA	AA+	6.00	12/25/49	34,804	38,079
FNMA	AA+	6.50	05/01/32	4,285	4,698
FNMA	AA+	6.50	05/01/32	22,939	25,149
FNMA	AA+	6.50	07/01/32	3,691	4,047
FNMA	AA+	6.50	07/01/34	16,480	18,068
FNMA	AA+	6.50	05/01/37	19,350	19,961
FNMA	AA+	6.50	09/01/37	6,965	7,636
FNMA	AA+	7.00	09/01/31	3,369	3,425
FNMA	AA+	7.00	04/01/32	3,830	4,198
FNMA	AA+	7.50	06/01/31	4,238	4,691
FNMA	AA+	7.50	02/01/32	4,249	4,783
FNMA	AA+	7.50	06/01/32	3,473	3,998
FNMA	AA+	8.00	04/01/32	1,466	1,529
FNMA Strip	AA+	3.00	08/25/42	202,635	193,807
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	199,180	192,591
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	99,590	97,065
GNMA (3)	AA+	3.50	05/20/31	97,959	98,199
GNMA (3)	AA+	4.00	08/15/41	154,297	157,873
GNMA (3)	AA+	4.00	01/15/42	217,860	222,930
GNMA (3)	AA+	4.00	08/20/42	142,326	145,189
GNMA (3)	AA+	4.50	04/20/31	81,947	85,694
GNMA (3)	AA+	4.50	10/15/40	140,821	148,343
GNMA (3)	AA+	4.50	10/20/43	269,943	281,394
GNMA (3)	AA+	5.00	04/15/39	111,590	119,168
GNMA (3)	AA+	5.00	06/20/39	125,808	131,154
GNMA (3)	AA+	5.00	11/15/39	63,785	67,757
GNMA (3)	AA+	6.50	04/15/31	1,814	1,990
GNMA (3)	AA+	6.50	10/15/31	2,417	2,707
GNMA (3)	AA+	6.50	12/15/31	1,389	1,524
GNMA (3)	AA+	6.50	05/15/32	6,642	7,288
GNMA (3)	AA+	7.00	05/15/31	2,307	2,586
GNMA (3)	AA+	7.00	05/15/32	656	669
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	96,210	98,029

					20,175,805

NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	500,000	483,797

CORPORATE DEBT (12.3%)
COMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	341,272
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	99,419
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	255,079
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	335,477

					1,031,247

CONSUMER DISCRETIONARY (2.6%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	101,625
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	278,344
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	329,294
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	253,030
Dollar General Corp.	BBB	3.25	04/15/23	300,000	292,843
eBay, Inc.	BBB+	2.88	08/01/21	325,000	320,103
Expedia Group, Inc.	BBB	5.95	08/15/20	250,000	261,297
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	307,875

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Harman International Industries, Inc.	BBB+	4.15	05/15/25	300,000	295,457
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	241,065
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	100,722
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	298,147
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	204,522
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	24,673
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	343,583
Mattel, Inc.	B+	3.15	03/15/23	350,000	305,375
NVR, Inc.	BBB+	3.95	09/15/22	300,000	300,134
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	301,236
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	99,049
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	356,588

					5,014,962

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	274,313
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	255,255
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	396,521
Sysco Corp.	BBB+	2.60	06/12/22	300,000	289,876
Sysco Corp.	BBB+	3.75	10/01/25	100,000	98,649

					1,314,614

ENERGY (0.9%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	303,529
Energen Corp.	BB	4.63	09/01/21	250,000	251,250
EQT Corp.	BBB	4.88	11/15/21	210,000	215,872
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	336,338
Rowan Companies, Inc.	B-	4.88	06/01/22	300,000	288,375
SEACOR Hldgs., Inc.	NR	7.38	10/01/19	250,000	257,500

					1,652,864

FINANCIALS (2.7%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	305,525
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	312,704
American Express Co.	BBB	3.63	12/05/24	250,000	245,051
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	293,605
Block Financial LLC	BBB	5.25	10/01/25	350,000	352,241
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	309,707
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	239,700
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	98,679
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	251,753
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	303,718
First Republic Bank	A-	2.38	06/17/19	150,000	149,588
First Tennessee Bank	BBB	2.95	12/01/19	350,000	349,011
Lincoln National Corp.	A-	4.00	09/01/23	250,000	252,765
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	257,117
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	23,788
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	257,795
Signet UK Finance PLC	BB+	4.70	06/15/24	250,000	236,804
Synchrony Financial	BBB-	3.70	08/04/26	400,000	361,114
Unum Group	BBB	4.00	03/15/24	150,000	148,095
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	238,069
WR Berkley Corp.	BBB+	7.38	09/15/19	250,000	260,000

					5,246,829

HEALTH CARE (1.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	298,649
Anthem, Inc.	A	4.35	08/15/20	250,000	255,078
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	205,344
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	253,080
Owens & Minor, Inc.	BB	3.88	09/15/21	400,000	375,250
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	309,668

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	154,299
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	255,272
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	375,000	376,346
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	244,837

					2,727,823

INDUSTRIALS (0.1%)
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	196,129

INFORMATION TECHNOLOGY (1.0%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	351,312
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	303,285
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	371,246
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	200,033
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	357,455
Symantec Corp.	BB+	4.20	09/15/20	350,000	353,030

					1,936,361

MATERIALS (0.9%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	291,750
Methanex Corp.	BB+	3.25	12/15/19	250,000	249,020
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	252,079
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	154,138
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	346,325
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	98,689
Teck Resources Ltd.	BB+	4.75	01/15/22	300,000	305,865

					1,697,866

REAL ESTATE (0.7%)
Government Properties Income Trust	BBB-	3.75	08/15/19	350,000	351,312
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	244,475
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	256,065
National Retail Properties, Inc.	BBB+	3.80	10/15/22	250,000	249,698
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	259,802

					1,361,352

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	256,566
Exelon Corp.	BBB-	5.15	12/01/20	340,000	349,866
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	255,558
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	101,511
SCANA Corp.	BB+	4.13	02/01/22	300,000	295,832
Southern Co.	BBB+	3.25	07/01/26	50,000	46,612

					1,305,945

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,490,297) 36.6%					70,399,014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	1.90	10/01/18	1,000,000	1,000,000

COMMERCIAL PAPER (2.2%)
Cargill, Inc.†	A-1	2.15	10/01/18	4,300,000	4,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,300,000) 2.7%					5,300,000

TOTAL INVESTMENTS (Cost: $163,263,066) 99.7%					191,961,795

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

OTHER NET ASSETS 0.3%	584,697

NET ASSETS 100.0%	$192,546,492

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.4%)	21,591,678	29,843,111
Equity Index Fund (23.2%)	5,386,551	23,526,056
Mid-Cap Equity Index Fund (5.6%)	2,415,779	5,641,932
Mid-Term Bond Fund (29.5%)	29,531,234	29,870,341
Money Market Fund (12.3%)	10,278,097	12,489,255

TOTAL INVESTMENTS (Cost: $99,640,404) 100.0%		101,370,695

OTHER NET ASSETS -0.0% (2)		(1,689)

NET ASSETS 100.0%		$101,369,006

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.3%)	4,890,806	6,759,867
Equity Index Fund (24.4%)	1,379,702	6,025,922
International Fund (3.0%)	845,047	735,652
Mid-Cap Equity Index Fund (8.1%)	860,270	2,009,117
Mid-Term Bond Fund (28.4%)	6,943,420	7,023,152
Money Market Fund (8.8%)	1,791,690	2,177,142

TOTAL INVESTMENTS (Cost: $23,976,152) 100.0%		24,730,852

OTHER NET ASSETS 0.0% (2)		(747)

NET ASSETS 100.0%		$24,730,105

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.2%)	28,374,239	39,217,681
Equity Index Fund (30.0%)	10,259,110	44,807,228
International Fund (3.9%)	6,724,771	5,854,222
Mid-Cap Equity Index Fund (10.6%)	6,803,430	15,889,070
Mid-Term Bond Fund (23.4%)	34,587,879	34,985,052
Money Market Fund (3.9%)	4,778,479	5,806,488
Small Cap Growth Fund (1.0%)	961,300	1,510,711
Small Cap Value Fund (1.0%)	890,727	1,445,532

TOTAL INVESTMENTS (Cost: $138,764,962) 100.0%		149,515,984

OTHER NET ASSETS 0.0% (2)		(2,016)

NET ASSETS 100.0%		$149,513,968

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	96,605,824	133,524,512
Equity Index Fund (33.9%)	42,620,874	186,149,009
International Fund (6.6%)	41,917,168	36,490,823
Mid-Cap Equity Index Fund (11.5%)	27,064,078	63,206,802
Mid-Term Bond Fund (19.2%)	104,438,597	105,637,865
Small Cap Growth Fund (2.3%)	7,914,371	12,437,663
Small Cap Value Fund (2.2%)	7,335,305	11,904,224

TOTAL INVESTMENTS (Cost: $502,459,135) 100.0%		549,350,898

OTHER NET ASSETS -0.0% (2)		(3,547)

NET ASSETS 100.0%		$549,347,351

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.4%)	116,605,656	161,167,441
Equity Index Fund (36.8%)	63,608,784	277,814,863
International Fund (8.6%)	74,509,665	64,864,091
Mid-Cap Equity Index Fund (13.7%)	44,223,451	103,281,658
Mid-Term Bond Fund (11.4%)	85,312,292	86,291,934
Small Cap Growth Fund (4.3%)	20,453,900	32,143,897
Small Cap Value Fund (3.8%)	17,865,301	28,993,007

TOTAL INVESTMENTS (Cost: $676,708,603) 100.0%		754,556,891

OTHER NET ASSETS -0.0% (2)		(4,586)

NET ASSETS 100.0%		$754,552,305

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.9%)	90,419,235	124,973,669
Equity Index Fund (38.7%)	58,494,857	255,479,503
International Fund (10.6%)	80,012,972	69,654,973
Mid-Cap Equity Index Fund (18.6%)	52,565,574	122,764,270
Mid-Term Bond Fund (3.2%)	21,168,430	21,411,507
Small Cap Growth Fund (5.2%)	22,036,038	34,630,273
Small Cap Value Fund (4.8%)	19,494,733	31,637,359

TOTAL INVESTMENTS (Cost: $579,486,527) 100.0%		660,551,554

OTHER NET ASSETS -0.0% (2)		(3,919)

NET ASSETS 100.0%		$660,547,635

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.6%)	58,260,462	80,525,164
Equity Index Fund (40.6%)	51,248,050	223,828,679
International Fund (11.6%)	73,074,267	63,614,511
Mid-Cap Equity Index Fund (21.3%)	50,183,373	117,200,758
Small Cap Growth Fund (6.2%)	21,831,080	34,308,176
Small Cap Value Fund (5.7%)	19,469,771	31,596,848

TOTAL INVESTMENTS (Cost: $473,900,003) 100.0%		551,074,136

OTHER NET ASSETS -0.0% (2)		(2,820)

NET ASSETS 100.0%		$551,071,316

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.4%)	37,359,131	51,636,222
Equity Index Fund (39.7%)	41,000,283	179,070,993
International Fund (13.2%)	68,720,017	59,823,936
Mid-Cap Equity Index Fund (21.0%)	40,682,110	95,011,034
Small Cap Growth Fund (7.5%)	21,453,352	33,714,564
Small Cap Value Fund (7.2%)	19,895,897	32,288,395

TOTAL INVESTMENTS (Cost: $384,747,242) 100.0%		451,545,144

OTHER NET ASSETS -0.0% (2)		(2,712)

NET ASSETS 100.0%		$451,542,432

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.7%)	34,118,887	47,157,693
Equity Index Fund (38.4%)	42,741,744	186,676,916
International Fund (13.2%)	73,776,459	64,225,801
Mid-Cap Equity Index Fund (22.3%)	46,373,431	108,302,830
Small Cap Growth Fund (8.5%)	26,188,241	41,155,580
Small Cap Value Fund (7.9%)	23,584,770	38,274,944

TOTAL INVESTMENTS (Cost: $405,554,974) 100.0%		485,793,764

OTHER NET ASSETS -0.0% (2)		(2,972)

NET ASSETS 100.0%		$485,790,792

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.9%)	17,625,515	24,361,246
Equity Index Fund (36.1%)	25,606,793	111,839,076
International Fund (15.2%)	54,308,552	47,278,093
Mid-Cap Equity Index Fund (22.3%)	29,592,133	69,110,946
Small Cap Growth Fund (9.7%)	19,155,831	30,103,944
Small Cap Value Fund (8.8%)	16,897,579	27,422,523

TOTAL INVESTMENTS (Cost: $281,195,704) 100.0%		310,115,828

OTHER NET ASSETS -0.0% (2)		(1,520)

NET ASSETS 100.0%		$310,114,308

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	3,950,583	5,460,330
Equity Index Fund (33.9%)	5,219,230	22,795,275
International Fund (15.9%)	12,329,121	10,733,067
Mid-Cap Equity Index Fund (22.5%)	6,477,986	15,129,013
Small Cap Growth Fund (10.0%)	4,293,857	6,747,921
Small Cap Value Fund (9.6%)	3,989,260	6,474,039

TOTAL INVESTMENTS (Cost: $66,180,952) 100.0%		67,339,645

OTHER NET ASSETS -0.0% (2)		(225)

NET ASSETS 100.0%		$67,339,420

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.9%)	65,301	90,256
Equity Index Fund (30.4%)	90,766	396,428
International Fund (20.1%)	300,811	261,870
Mid-Cap Equity Index Fund (22.8%)	127,781	298,426
Small Cap Growth Fund (10.0%)	83,115	130,617
Small Cap Value Fund (9.8%)	78,874	128,002

TOTAL INVESTMENTS (Cost: $1,326,652) 100.0%		1,305,599

OTHER NET ASSETS -0.0% (2)		(2)

NET ASSETS 100.0%		$1,305,597

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.4%)	33,296,051	46,020,404
Equity Index Fund (26.3%)	9,428,035	41,177,460
International Fund (4.8%)	8,639,657	7,521,219
Mid-Cap Equity Index Fund (5.2%)	3,471,464	8,107,430
Mid-Term Bond Fund (34.3%)	53,071,445	53,680,864

TOTAL INVESTMENTS (Cost: $151,707,686) 100.0%		156,507,377

OTHER NET ASSETS -0.0% (2)		(258)

NET ASSETS 100.0%		$156,507,119

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.2%)	70,818,169	97,881,899
Equity Index Fund (36.4%)	33,705,492	147,210,588
International Fund (9.5%)	44,108,553	38,398,524
Mid-Cap Equity Index Fund (15.4%)	26,590,169	62,100,010
Mid-Term Bond Fund (14.5%)	58,051,304	58,717,908

TOTAL INVESTMENTS (Cost: $349,206,821) 100.0%		404,308,929

OTHER NET ASSETS -0.0% (2)		(542)

NET ASSETS 100.0%		$404,308,387

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	42,944,757	59,356,439
Equity Index Fund (36.2%)	25,536,094	111,530,294
International Fund (14.2%)	50,156,753	43,663,761
Mid-Cap Equity Index Fund (20.3%)	26,862,854	62,736,852
Small Cap Growth Fund (5.1%)	10,059,203	15,808,330
Small Cap Value Fund (5.0%)	9,492,358	15,404,834

TOTAL INVESTMENTS (Cost: $248,624,881) 100.0%		308,500,510

OTHER NET ASSETS -0.0% (2)		(1,330)

NET ASSETS 100.0%		$308,499,180

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.0%)
U.S. Treasury Bill	A-1+	1.92	10/04/18	1,700,000	1,699,727
U.S. Treasury Bill	A-1+	1.94	10/04/18	900,000	899,856
U.S. Treasury Bill	A-1+	1.93	10/11/18	6,800,000	6,796,365
U.S. Treasury Bill	A-1+	1.97	10/11/18	250,000	249,866
U.S. Treasury Bill	A-1+	1.94	10/18/18	6,000,000	5,994,510
U.S. Treasury Bill	A-1+	1.94	10/25/18	1,650,000	1,647,852
U.S. Treasury Bill	A-1+	1.97	10/25/18	4,500,000	4,494,142
U.S. Treasury Bill	A-1+	2.01	11/01/18	1,000,000	998,276
U.S. Treasury Bill	A-1+	2.03	11/08/18	4,300,000	4,290,843
U.S. Treasury Bill	A-1+	2.07	11/15/18	7,000,000	6,981,981
U.S. Treasury Bill	A-1+	2.07	11/23/18	5,300,000	5,283,890
U.S. Treasury Bill	A-1+	2.10	11/29/18	6,500,000	6,477,389

					45,814,697

U.S. GOVERNMENT AGENCIES (14.2%)
FHLB	A-1+	1.96	10/16/18	1,400,000	1,398,860
FHLB	A-1+	1.98	10/10/18	3,900,000	3,898,074
FHLB	A-1+	1.99	10/12/18	3,000,000	2,998,184
FHLB	A-1+	2.01	10/23/18	800,000	799,022
FHLB	A-1+	2.04	10/24/18	1,400,000	1,398,184
FHLB	A-1+	2.06	11/07/18	628,000	626,665
FHLB	A-1+	2.07	11/02/18	6,100,000	6,088,803
FHLB	A-1+	2.08	11/07/18	5,000,000	4,989,374
FHLB	A-1+	2.10	11/19/18	1,800,000	1,794,867
FHLB	A-1+	2.13	11/20/18	2,000,000	1,994,111

					25,986,144

COMMERCIAL PAPER (60.8%)
Apple, Inc.†	A-1+	2.06	10/04/18	2,500,000	2,499,572
Apple, Inc.†	A-1+	2.13	11/05/18	2,700,000	2,694,435
Chevron Corp.†	A-1+	1.98	10/22/18	3,900,000	3,895,508
Chevron Corp.†	A-1+	2.03	11/09/18	500,000	498,906
Chevron Corp.†	A-1+	2.09	10/23/18	2,800,000	2,796,440
Coca-Cola Co.†	A-1	2.01	10/29/18	2,500,000	2,496,084
Coca-Cola Co.†	A-1	2.07	10/29/18	700,000	698,904
Coca-Cola Co.†	A-1	2.09	11/07/18	2,900,000	2,893,771
Coca-Cola Co.†	A-1	2.14	11/07/18	717,000	715,460
Coca-Cola Co.†	A-1	2.14	11/19/18	250,000	249,275
Exxon Mobil Corp.	A-1+	1.99	10/01/18	1,800,000	1,800,000
Exxon Mobil Corp.	A-1+	2.05	11/06/18	2,500,000	2,494,900
GE Capital Treasury LLC	A-2	2.22	11/14/18	3,800,000	3,789,736
General Dynamics Corp.†	A-1	2.06	10/02/18	2,000,000	1,999,886
General Dynamics Corp.†	A-1	2.06	10/02/18	250,000	249,986
General Electric Co.	A-2	2.07	10/19/18	1,900,000	1,898,039
Hershey Foods†	A-1	2.03	10/09/18	3,500,000	3,498,421
Intel Corp.†	A-1+	2.01	10/15/18	3,100,000	3,097,577
Intel Corp.†	A-1+	2.15	10/26/18	675,000	673,992
Intercontinental Exchange, Inc.†	A-1	2.03	10/17/18	1,100,000	1,099,008
Intercontinental Exchange, Inc.†	A-1	2.06	11/13/18	2,500,000	2,493,878
Intercontinental Exchange, Inc.†	A-1	2.11	11/06/18	1,600,000	1,596,640
J.P. Morgan Securities LLC	A-1	2.20	10/16/18	3,700,000	3,696,608
J.P. Morgan Securities LLC	A-1	2.21	11/08/18	2,000,000	1,995,356
J.P. Morgan Securities LLC	A-1	2.26	11/13/18	460,000	458,763
National Rural Utilities	A-1	2.19	10/19/18	1,900,000	1,897,920
Nestle Capital Corp.†	A-1+	1.96	10/09/18	1,000,000	999,565
Nestle Capital Corp.†	A-1+	2.00	10/19/18	1,600,000	1,598,403
Nestle Capital Corp.†	A-1+	2.02	10/16/18	4,200,000	4,196,481
Nestle Capital Corp.†	A-1+	2.26	11/14/18	252,000	251,307
Novartis Finance Corp.†	A-1+	2.00	10/05/18	2,000,000	1,999,556
Novartis Finance Corp.†	A-1+	2.15	10/15/18	1,800,000	1,798,495
ONE Gas, Inc.†	A-1	2.11	10/17/18	4,500,000	4,495,780
Private Export Fund Corp.	NR	2.13	11/16/18	7,000,000	6,981,038
Simon Property Group LP†	A-1	2.08	10/24/18	2,700,000	2,696,429

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Simon Property Group LP†	A-1	2.10	10/23/18	1,500,000	1,498,075
Simon Property Group LP†	A-1	2.17	11/06/18	3,000,000	2,993,520
Toyota Motor Credit Corp.	A-1+	2.01	10/01/18	4,000,000	4,000,000
Toyota Motor Credit Corp.	A-1+	2.09	10/26/18	3,000,000	2,995,667
Unilever Capital Corp.†	A-1	1.78	10/23/18	2,200,000	2,197,614
Unilever Capital Corp.†	A-1	2.12	10/22/18	2,400,000	2,397,032
United Parcel Service, Inc.†	A-1	2.01	11/01/18	4,100,000	4,092,885
United Parcel Service, Inc.†	A-1	2.01	11/01/18	900,000	898,438
United Parcel Service, Inc.†	A-1	2.06	11/01/18	2,200,000	2,196,182
Wal-Mart Stores, Inc.†	A-1+	2.00	10/01/18	1,700,000	1,700,000
Wal-Mart Stores, Inc.†	A-1+	2.03	10/09/18	800,000	799,639
Wal-Mart Stores, Inc.†	A-1+	2.03	10/15/18	800,000	799,368
Wal-Mart Stores, Inc.†	A-1+	2.05	10/03/18	3,000,000	2,999,660
Wal-Mart Stores, Inc.†	A-1+	2.08	10/11/18	900,000	899,480
Wisconsin Gas Co.	A-1	2.25	10/03/18	3,600,000	3,599,550

					111,263,229

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $183,064,416) 100.0%					183,064,070

TOTAL INVESTMENTS (Cost: $183,064,416) 100.0%					183,064,070

OTHER NET ASSETS 0.0% (2)					7,265

NET ASSETS 100.0%					$183,071,335

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (48.7%)
U.S. Treasury Note	AA+	0.75	07/15/19	3,000,000	2,958,047
U.S. Treasury Note	AA+	1.13	01/31/19	13,000,000	12,948,703
U.S. Treasury Note	AA+	1.25	11/15/18	10,500,000	10,488,987
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	16,756,875
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	21,788,906
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,962,383
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	19,753,945
U.S. Treasury Note	AA+	1.50	08/15/26	22,000,000	19,647,891
U.S. Treasury Note	AA+	1.63	07/31/19	13,500,000	13,392,422
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,390,000
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,282,410
U.S. Treasury Note	AA+	1.63	05/15/26	26,000,000	23,524,922
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,417,149
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,439,844
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,291,996
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,367,285
U.S. Treasury Note	AA+	2.00	05/31/24	25,000,000	23,734,375
U.S. Treasury Note	AA+	2.00	06/30/24	23,500,000	22,291,953
U.S. Treasury Note	AA+	2.75	05/31/23	8,000,000	7,935,000
U.S. Treasury Note	AA+	2.88	05/31/25	24,600,000	24,401,086

					278,774,179

U.S. GOVERNMENT AGENCIES (6.3%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	1,092	1,123

NON-MORTGAGE-BACKED OBLIGATIONS (6.3%)
FHLMC Strip	AA+	0.00	11/29/19	13,500,000	13,062,507
FNMA	AA+	0.00	10/09/19	23,000,000	22,366,978
Tennessee Valley Authority Generic Strip	AA+	0.00	11/01/20	900,000	844,356

					36,273,841

CORPORATE DEBT (44.2%)
COMMUNICATION SERVICES (1.5%)
AT&T, Inc.	BBB	3.00	02/15/22	2,000,000	1,958,544
Discovery Communications LLC†	BBB-	3.50	06/15/22	2,500,000	2,459,881
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,988,388
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,396,266

					8,803,079

CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	508,609
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	254,063
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,546,355
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	300,969
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	708,485
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,022,023
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,068,355
Expedia Group, Inc.	BBB	5.95	08/15/20	2,000,000	2,090,372
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,052,500
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,088,960
Harman International Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	1,969,713
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	52,140
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	674,982
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,334,563
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,200,019
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,942,679
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	799,347
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	533,747
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,000,893
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	289,616

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Tapestry, Inc.	BBB-	3.00	07/15/22	2,500,000	2,409,591
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,037,643
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,442,447
Wyndham Destinations, Inc.	BB-	4.15	04/01/24	2,500,000	2,425,000

					31,753,071

CONSUMER STAPLES (3.2%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	2,000,000	1,995,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,034,720
General Mills, Inc.	BBB	2.20	10/21/19	775,000	769,341
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	280,781
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,901,419
Keurig Dr Pepper, Inc.	BBB	2.60	01/15/19	150,000	149,802
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,990,000	2,849,272
Kroger Co.	BBB	2.95	11/01/21	2,000,000	1,968,166
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,134,802
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	991,303
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	1,975,084

					18,049,690

ENERGY (2.6%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	210,002
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	1,500,000	1,313,430
Energen Corp.	BB	4.63	09/01/21	2,000,000	2,010,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,284,952
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	1,996,855
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,921,930
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,024,440
Rowan Companies PLC	B-	4.88	06/01/22	2,000,000	1,922,500
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,180,100

					14,864,209

FINANCIALS (13.4%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	551,059
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,079,782
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,990,607
American International Group., Inc.	BBB+	4.13	02/15/24	2,000,000	2,008,471
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,444,041
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	1,980,452
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,250,104
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,562,524
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,064,716
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,848,097
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,917,601
ERAC USA Finance LLC†	A-	2.35	10/15/19	1,000,000	993,750
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	755,259
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,530,981
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,994,505
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,193,783
FS Investment Corp.	BBB-	4.75	05/15/22	2,675,000	2,662,379
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,444,640
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,633,452
Infinity Property & Casualty Corp.	BBB-	5.00	09/19/22	2,000,000	2,051,113
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,505,017
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	1,971,925
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,022,120
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,079,301
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,435,062
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,214,148
People’s United Bank	BBB+	4.00	07/15/24	1,750,000	1,728,405
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,497,162
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,469,285
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	1,959,929

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,651,467
Signet UK Finance PLC	BB+	4.70	06/15/24	2,000,000	1,894,435
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	1,997,561
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	988,756
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,354,179
Unum Group	BBB	4.00	03/15/24	2,000,000	1,974,603
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,904,555
Wells Fargo & Co.	A-	2.13	04/22/19	2,000,000	1,993,684
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,052,684

					76,651,594

HEALTH CARE (5.7%)
Abbott Laboratories	BBB	3.25	04/15/23	2,000,000	1,984,550
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,406,418
Aetna, Inc.	A	2.80	06/15/23	2,500,000	2,395,095
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,059,652
Anthem, Inc.	A	3.13	05/15/22	2,000,000	1,968,210
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,053,444
CVS Health Corp.	BBB	3.38	08/12/24	590,000	569,634
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,477,301
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,000,189
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,990,785
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,484,606
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	600,000	600,524
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	400,000	408,270
Owens & Minor, Inc.	BB	3.88	09/15/21	2,000,000	1,876,250
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,064,455
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,042,174
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	400,000	401,436
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	1,600,000	1,642,540
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	1,958,695

					32,384,228

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,943,570
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	1,961,291
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,023,434

					5,928,295

INFORMATION TECHNOLOGY (3.4%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,043,232
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	1,998,914
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	50,548
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,126,624
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	987,110
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,959,352
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,008,999
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,524,912
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	612,781
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	1,988,249
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	1,982,615
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,017,315
Total System Svcs., Inc.	BBB-	3.75	06/01/23	950,000	941,430

					19,242,081

MATERIALS (2.2%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,078,390
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,022,435
Freeport-McMoRan, Inc.	BB	3.10	03/15/20	1,750,000	1,730,312
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	250,000	243,125
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	770,625
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,992,156
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,982,725
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	197,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,973,778
WestRock RKT Co.	BBB	3.50	03/01/20	622,000	622,002

					12,612,610

REAL ESTATE (3.7%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	2,980,700
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	2,000,000	2,077,679
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,500,000	2,408,729
Government Properties Income Trust	BBB-	3.75	08/15/19	2,000,000	2,007,497
HCP, Inc.	BBB	3.15	08/01/22	750,000	730,183
HCP, Inc.	BBB	4.00	12/01/22	2,000,000	2,003,354
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,331,539
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,430,393
Mack-Cali Realty LP	BB+	4.50	04/18/22	1,000,000	968,322
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,735,074
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	735,300
Senior Housing Properties Trust	BBB-	4.75	05/01/24	500,000	495,926
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,069,054

					20,973,750

UTILITIES (2.0%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,436,770
Exelon Corp.	BBB-	5.15	12/01/20	1,500,000	1,543,528
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,014,721
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,044,466
SCANA Corp.	BB+	4.75	05/15/21	2,000,000	2,010,811
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,330,608
Talen Energy Supply LLC†	B+	6.50	09/15/24	1,400,000	945,000

					11,325,904

TOTAL LONG-TERM DEBT SECURITIES (Cost: $581,334,282) 99.2%					567,637,654

TOTAL INVESTMENTS (Cost: $581,334,282) 99.2%					567,637,654

OTHER NET ASSETS 0.8%					4,446,168

NET ASSETS 100.0%					$572,083,822

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (29.3%)
U.S. Treasury Note	AA+	0.75	07/15/19	4,200,000	4,141,266
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	45,368,766
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,809,609
U.S. Treasury Note	AA+	2.00	11/15/26	15,000,000	13,881,445
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	41,423,594
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	69,875,762
U.S. Treasury Note	AA+	2.25	11/15/27	51,100,000	47,834,391
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	60,535,107
U.S. Treasury Note	AA+	2.75	05/31/23	16,000,000	15,870,000
U.S. Treasury Note	AA+	2.88	05/15/28	1,500,000	1,477,558
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,219,939
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	15,706,105
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,683,313
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,214,610
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,214,691
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	5,822,188
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,447,715

					380,526,059

U.S. GOVERNMENT AGENCIES (28.6%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHLMC	AA+	2.50	09/01/27	1,224,919	1,190,312
FHLMC	AA+	2.50	12/01/27	1,347,573	1,309,537
FHLMC	AA+	3.00	06/01/27	659,286	654,548
FHLMC	AA+	3.00	08/01/27	410,658	406,999
FHLMC	AA+	3.00	02/01/32	4,981,363	4,910,949
FHLMC	AA+	3.00	10/15/37	1,178,001	1,159,140
FHLMC	AA+	3.00	12/15/40	1,199,418	1,153,871
FHLMC	AA+	3.00	07/01/42	636,866	624,343
FHLMC	AA+	3.00	10/01/42	2,015,215	1,946,504
FHLMC	AA+	3.00	11/01/42	893,826	862,289
FHLMC	AA+	3.00	11/01/42	3,308,914	3,195,532
FHLMC	AA+	3.00	11/01/42	2,001,613	1,930,982
FHLMC	AA+	3.00	11/01/42	791,751	763,812
FHLMC	AA+	3.00	02/01/43	1,724,173	1,664,246
FHLMC	AA+	3.00	03/01/43	1,503,102	1,450,803
FHLMC	AA+	3.00	04/01/43	898,165	866,722
FHLMC	AA+	3.00	04/01/43	1,358,872	1,312,141
FHLMC	AA+	3.00	04/01/43	2,103,265	2,030,396
FHLMC	AA+	3.00	09/15/43	3,343,649	3,238,713
FHLMC	AA+	3.00	04/15/44	1,057,860	1,009,757
FHLMC	AA+	3.00	04/15/45	2,744,561	2,654,973
FHLMC	AA+	3.00	09/01/46	1,696,443	1,627,218
FHLMC	AA+	3.00	09/01/46	4,443,284	4,258,163
FHLMC	AA+	3.00	11/01/46	1,356,965	1,289,196
FHLMC	AA+	3.50	02/01/35	1,424,734	1,428,092
FHLMC	AA+	3.50	02/01/35	2,775,522	2,777,328
FHLMC	AA+	3.50	04/01/35	1,169,788	1,170,549
FHLMC	AA+	3.50	02/01/36	1,343,833	1,344,707
FHLMC	AA+	3.50	01/01/41	1,382,647	1,371,139
FHLMC	AA+	3.50	07/01/42	1,753,036	1,738,437
FHLMC	AA+	3.50	10/01/42	1,530,659	1,517,910
FHLMC	AA+	3.50	01/01/43	1,389,682	1,378,108
FHLMC	AA+	3.50	01/01/43	755,613	749,321
FHLMC	AA+	3.50	05/01/43	2,062,478	2,045,344
FHLMC	AA+	3.50	06/01/43	2,590,114	2,562,964
FHLMC	AA+	3.50	07/01/43	713,580	707,643
FHLMC	AA+	3.50	11/01/43	1,442,879	1,430,952
FHLMC	AA+	3.50	01/01/44	2,400,126	2,380,143
FHLMC	AA+	3.50	05/15/44	2,662,238	2,654,670
FHLMC	AA+	3.50	04/01/45	2,007,065	1,987,038
FHLMC	AA+	3.50	07/01/45	2,135,025	2,110,963
FHLMC	AA+	3.50	09/01/45	1,800,388	1,776,470
FHLMC	AA+	3.50	11/01/45	5,837,859	5,767,387

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FHLMC	AA+	3.50	05/01/46	3,726,238	3,674,332
FHLMC	AA+	3.50	08/01/46	2,694,361	2,658,733
FHLMC	AA+	3.50	09/01/47	5,650,170	5,563,924
FHLMC	AA+	3.50	11/01/47	3,767,769	3,710,074
FHLMC	AA+	4.00	02/01/25	174,653	178,750
FHLMC	AA+	4.00	05/01/25	68,276	69,878
FHLMC	AA+	4.00	05/01/26	239,579	245,207
FHLMC	AA+	4.00	12/01/33	1,040,446	1,055,376
FHLMC	AA+	4.00	12/15/38	393,460	398,750
FHLMC	AA+	4.00	07/01/41	958,762	976,584
FHLMC	AA+	4.00	12/01/41	568,205	578,781
FHLMC	AA+	4.00	07/01/42	2,118,793	2,179,385
FHLMC	AA+	4.00	08/01/42	733,717	747,349
FHLMC	AA+	4.00	08/01/42	1,456,641	1,483,748
FHLMC	AA+	4.00	09/01/42	745,385	754,720
FHLMC	AA+	4.00	11/01/42	1,368,208	1,393,248
FHLMC	AA+	4.00	12/01/42	948,515	966,167
FHLMC	AA+	4.00	01/01/43	1,393,334	1,421,420
FHLMC	AA+	4.00	01/01/44	1,517,861	1,545,635
FHLMC	AA+	4.00	10/01/44	1,289,895	1,306,286
FHLMC	AA+	4.00	10/01/44	1,601,404	1,621,792
FHLMC	AA+	4.00	10/01/44	1,693,624	1,715,187
FHLMC	AA+	4.00	05/01/47	3,615,170	3,654,780
FHLMC	AA+	4.00	05/01/48	2,940,949	2,971,218
FHLMC	AA+	4.50	03/01/34	362,195	375,607
FHLMC	AA+	4.50	08/01/34	178,870	185,496
FHLMC	AA+	4.50	08/15/35	54,863	55,473
FHLMC	AA+	4.50	06/01/37	887,954	922,952
FHLMC	AA+	4.50	12/01/39	108,969	112,530
FHLMC	AA+	4.50	03/01/41	449,214	468,998
FHLMC	AA+	4.50	05/01/48	4,821,528	4,979,881
FHLMC	AA+	5.00	02/01/26	52,267	54,887
FHLMC	AA+	5.00	08/01/35	978,107	1,037,830
FHLMC	AA+	5.00	10/01/40	722,359	761,646
FHLMC	AA+	5.50	03/01/21	31,388	31,865
FHLMC	AA+	5.50	07/01/32	140,327	151,090
FHLMC	AA+	5.50	01/15/33	175,041	184,250
FHLMC	AA+	5.50	05/01/33	173,112	184,396
FHLMC	AA+	5.50	06/01/37	958,288	1,037,733
FHLMC	AA+	6.00	07/15/29	105,247	111,975
FHLMC	AA+	6.00	03/15/32	120,803	129,939
FHLMC ARM	AA+	3.70	02/01/36	121,031	126,826
FHLMC ARM	AA+	3.85	03/01/37	20,981	21,852
FHLMC ARM	AA+	4.06	04/01/37	88,335	92,214
FHLMC ARM	AA+	4.16	04/01/37	99,220	103,869
FHLMC ARM	AA+	4.18	05/01/37	74,988	78,005
FHLMC Strip	AA+	3.00	01/15/43	2,606,740	2,532,623
FHLMC Strip	AA+	3.50	10/15/47	2,528,434	2,498,586
FNMA	AA+	2.25	01/01/28	1,364,421	1,294,708
FNMA	AA+	2.68	12/01/26	3,000,000	2,817,822
FNMA	AA+	2.92	07/01/27	2,938,524	2,814,020
FNMA	AA+	3.00	06/01/33	1,153,043	1,133,449
FNMA	AA+	3.00	07/01/33	2,156,707	2,120,056
FNMA	AA+	3.00	09/01/33	2,263,372	2,224,906
FNMA	AA+	3.00	04/25/42	1,290,336	1,261,810
FNMA	AA+	3.00	10/01/42	701,767	674,637
FNMA	AA+	3.00	12/01/42	1,605,444	1,530,336
FNMA	AA+	3.00	12/01/42	1,083,040	1,040,579
FNMA	AA+	3.00	01/01/43	3,643,916	3,521,597
FNMA	AA+	3.00	02/01/43	1,583,547	1,529,119
FNMA	AA+	3.00	03/01/43	1,992,825	1,924,328
FNMA	AA+	3.00	04/01/43	1,894,949	1,806,480
FNMA	AA+	3.00	02/01/45	1,577,624	1,526,060
FNMA	AA+	3.00	03/01/45	1,935,933	1,845,521
FNMA	AA+	3.00	09/01/46	2,711,143	2,597,874
FNMA	AA+	3.00	01/01/47	1,231,232	1,176,416

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	3.50	03/01/32	848,122	851,386
FNMA	AA+	3.50	08/01/38	1,761,280	1,744,471
FNMA	AA+	3.50	03/01/41	1,471,849	1,459,332
FNMA	AA+	3.50	10/01/41	849,455	833,343
FNMA	AA+	3.50	12/01/41	1,051,289	1,031,141
FNMA	AA+	3.50	04/01/42	1,072,849	1,052,495
FNMA	AA+	3.50	04/01/42	1,330,346	1,319,631
FNMA	AA+	3.50	07/01/42	1,656,582	1,643,318
FNMA	AA+	3.50	08/01/42	1,025,424	1,017,164
FNMA	AA+	3.50	09/01/42	1,293,886	1,283,466
FNMA	AA+	3.50	10/01/42	1,349,061	1,338,195
FNMA	AA+	3.50	11/25/42	1,945,585	1,937,336
FNMA	AA+	3.50	12/01/42	1,298,608	1,282,309
FNMA	AA+	3.50	12/01/42	2,524,232	2,503,904
FNMA	AA+	3.50	01/01/43	1,332,867	1,313,751
FNMA	AA+	3.50	03/01/43	1,570,281	1,557,636
FNMA	AA+	3.50	06/01/43	3,067,581	3,041,966
FNMA	AA+	3.50	07/25/43	2,331,295	2,316,209
FNMA	AA+	3.50	08/01/43	4,279,949	4,223,828
FNMA	AA+	3.50	08/01/43	1,996,290	1,979,966
FNMA	AA+	3.50	10/01/43	1,148,076	1,134,200
FNMA	AA+	3.50	01/01/44	919,114	899,388
FNMA	AA+	3.50	08/25/44	3,929,679	3,919,815
FNMA	AA+	3.50	02/01/45	2,018,174	1,995,044
FNMA	AA+	3.50	04/01/45	3,427,364	3,388,349
FNMA	AA+	3.50	04/01/45	2,065,071	2,041,085
FNMA	AA+	3.50	05/01/45	3,792,469	3,748,417
FNMA	AA+	3.50	10/01/45	3,754,672	3,711,934
FNMA	AA+	3.50	02/01/46	4,176,240	4,127,729
FNMA	AA+	3.50	02/01/46	2,354,811	2,327,457
FNMA	AA+	3.50	03/01/46	2,136,089	2,113,656
FNMA	AA+	3.50	08/01/46	3,517,819	3,469,194
FNMA	AA+	3.50	11/01/46	3,100,993	3,059,187
FNMA	AA+	3.50	09/01/47	4,129,532	4,079,848
FNMA	AA+	3.50	04/01/48	1,892,720	1,870,846
FNMA	AA+	3.50	08/01/48	4,987,465	4,911,133
FNMA	AA+	4.00	05/01/19	21,457	21,902
FNMA	AA+	4.00	07/25/26	1,644,792	1,699,470
FNMA	AA+	4.00	01/01/31	96,088	97,782
FNMA	AA+	4.00	12/01/33	1,224,019	1,243,084
FNMA	AA+	4.00	03/01/35	341,372	346,499
FNMA	AA+	4.00	11/01/38	1,350,263	1,373,723
FNMA	AA+	4.00	10/01/40	936,396	955,426
FNMA	AA+	4.00	11/01/40	721,665	734,209
FNMA	AA+	4.00	01/01/41	2,648,603	2,694,269
FNMA	AA+	4.00	02/01/41	1,004,663	1,022,111
FNMA	AA+	4.00	05/01/41	737,071	740,396
FNMA	AA+	4.00	08/01/42	1,873,652	1,906,229
FNMA	AA+	4.00	05/01/43	1,083,766	1,103,116
FNMA	AA+	4.00	09/01/45	1,171,732	1,187,036
FNMA	AA+	4.00	11/01/45	1,787,444	1,819,091
FNMA	AA+	4.00	02/01/47	3,989,105	4,040,406
FNMA	AA+	4.00	05/01/48	6,344,486	6,409,604
FNMA	AA+	4.00	07/01/56	2,054,638	2,085,617
FNMA	AA+	4.50	05/01/19	2,491	2,522
FNMA	AA+	4.50	06/01/19	12,055	12,204
FNMA	AA+	4.50	05/01/30	243,532	252,210
FNMA	AA+	4.50	04/01/31	389,992	403,868
FNMA	AA+	4.50	08/01/33	106,256	110,135
FNMA	AA+	4.50	08/01/33	141,692	146,856
FNMA	AA+	4.50	09/01/33	266,494	276,264
FNMA	AA+	4.50	10/01/33	243,824	253,000
FNMA	AA+	4.50	10/01/33	111,243	115,314
FNMA	AA+	4.50	05/01/34	130,372	135,193
FNMA	AA+	4.50	06/01/34	187,335	193,989
FNMA	AA+	4.50	07/01/34	126,889	131,141

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	4.50	01/01/35	511,188	530,042
FNMA	AA+	4.50	08/01/35	147,204	152,691
FNMA	AA+	4.50	12/01/35	170,994	177,369
FNMA	AA+	4.50	05/01/39	865,717	901,744
FNMA	AA+	4.50	05/01/39	621,440	647,105
FNMA	AA+	4.50	05/01/40	508,213	525,191
FNMA	AA+	4.50	07/01/40	2,655,275	2,749,452
FNMA	AA+	4.50	10/01/40	3,057,268	3,181,741
FNMA	AA+	4.50	11/01/40	466,209	485,142
FNMA	AA+	4.50	03/01/41	1,603,439	1,668,715
FNMA	AA+	4.50	06/01/41	473,051	492,309
FNMA	AA+	4.50	08/01/41	1,394,717	1,451,500
FNMA	AA+	4.50	10/01/41	165,775	171,090
FNMA	AA+	4.50	11/01/41	915,158	952,412
FNMA	AA+	4.50	01/01/42	92,440	96,020
FNMA	AA+	4.50	07/01/42	1,204,964	1,249,724
FNMA	AA+	4.50	03/01/44	1,308,819	1,357,993
FNMA	AA+	4.50	04/01/44	2,175,346	2,257,649
FNMA	AA+	4.50	11/01/47	3,749,327	3,888,162
FNMA	AA+	4.50	11/01/47	4,498,214	4,643,669
FNMA	AA+	5.00	09/01/20	16,442	16,937
FNMA	AA+	5.00	10/01/20	66,308	68,304
FNMA	AA+	5.00	10/01/25	85,190	89,437
FNMA	AA+	5.00	09/01/33	491,503	521,874
FNMA	AA+	5.00	10/01/33	345,483	366,938
FNMA	AA+	5.00	11/01/33	375,274	398,450
FNMA	AA+	5.00	03/01/34	79,884	84,738
FNMA	AA+	5.00	04/01/34	43,736	46,435
FNMA	AA+	5.00	04/01/34	145,320	153,348
FNMA	AA+	5.00	04/01/35	149,204	158,397
FNMA	AA+	5.00	06/01/35	90,915	96,458
FNMA	AA+	5.00	09/01/35	223,487	237,174
FNMA	AA+	5.00	09/01/35	144,833	152,052
FNMA	AA+	5.00	11/25/35	580,478	614,943
FNMA	AA+	5.00	08/01/37	647,655	687,269
FNMA	AA+	5.00	05/01/39	406,652	426,530
FNMA	AA+	5.00	09/25/40	1,294,655	1,338,485
FNMA	AA+	5.50	01/01/24	94,162	100,531
FNMA	AA+	5.50	03/01/24	200,341	213,890
FNMA	AA+	5.50	09/01/25	92,353	99,207
FNMA	AA+	5.50	11/01/26	59,959	64,014
FNMA	AA+	5.50	01/01/27	42,140	44,990
FNMA	AA+	5.50	03/01/33	200,217	209,705
FNMA	AA+	5.50	09/01/33	213,183	231,873
FNMA	AA+	5.50	10/01/33	348,054	378,619
FNMA	AA+	5.50	03/01/34	170,107	184,971
FNMA	AA+	5.50	03/01/34	35,462	37,860
FNMA	AA+	5.50	07/01/34	138,365	149,091
FNMA	AA+	5.50	09/01/34	36,623	39,100
FNMA	AA+	5.50	09/01/34	59,771	64,617
FNMA	AA+	5.50	09/01/34	123,430	133,120
FNMA	AA+	5.50	10/01/34	265,446	287,752
FNMA	AA+	5.50	02/01/35	103,567	112,285
FNMA	AA+	5.50	02/01/35	144,058	155,847
FNMA	AA+	5.50	04/01/35	152,422	165,218
FNMA	AA+	5.50	08/01/35	258,969	280,535
FNMA	AA+	5.50	02/25/37	30,152	31,160
FNMA	AA+	5.50	05/01/38	327,302	351,327
FNMA	AA+	5.50	11/01/38	26,056	27,207
FNMA	AA+	5.50	06/01/48	74,945	77,636
FNMA	AA+	6.00	05/01/23	120,190	129,816
FNMA	AA+	6.00	01/01/25	82,099	88,674
FNMA	AA+	6.00	03/01/28	109,966	118,826
FNMA	AA+	6.00	04/01/32	7,300	7,885
FNMA	AA+	6.00	05/01/32	141,063	155,391
FNMA	AA+	6.00	04/01/33	329,124	355,737

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	6.00	03/01/36	26,959	28,533
FNMA	AA+	6.00	12/01/36	100,935	111,127
FNMA	AA+	6.00	01/01/37	137,005	149,926
FNMA	AA+	6.00	04/01/37	24,883	25,816
FNMA	AA+	6.00	05/01/37	20,814	21,732
FNMA	AA+	6.00	06/01/37	8,960	9,150
FNMA	AA+	6.00	07/01/37	57,396	63,144
FNMA	AA+	6.00	08/01/37	83,830	92,210
FNMA	AA+	6.00	12/01/37	41,190	45,293
FNMA	AA+	6.00	10/25/44	415,695	452,005
FNMA	AA+	6.00	02/25/47	853,410	931,598
FNMA	AA+	6.00	12/25/49	348,043	380,792
FNMA	AA+	6.50	05/01/32	58,274	63,888
FNMA	AA+	6.50	05/01/32	89,943	98,609
FNMA	AA+	6.50	09/01/36	20,253	21,738
FNMA	AA+	6.50	05/01/37	87,073	89,823
FNMA	AA+	6.50	07/01/37	14,183	15,549
FNMA	AA+	6.50	09/01/37	26,570	29,129
FNMA	AA+	6.50	05/01/38	38,221	41,903
FNMA	AA+	7.00	09/01/31	12,153	12,355
FNMA	AA+	7.00	01/25/44	306,842	345,042
FNMA	AA+	7.50	06/01/32	49,311	56,765
FNMA	AA+	8.00	04/01/32	19,053	19,878
FNMA Strip	AA+	3.00	08/25/42	1,125,749	1,076,708
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,991,796	1,925,909
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,991,802	1,941,294
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,968,129
GNMA (3)	AA+	3.00	07/16/36	1,699,176	1,628,506
GNMA (3)	AA+	3.50	05/20/31	2,448,975	2,454,974
GNMA (3)	AA+	3.50	07/15/42	1,612,104	1,610,241
GNMA (3)	AA+	3.50	11/15/42	997,278	996,124
GNMA (3)	AA+	3.50	03/20/45	4,044,359	4,026,135
GNMA (3)	AA+	3.50	05/20/45	2,503,862	2,497,812
GNMA (3)	AA+	3.70	05/15/42	783,853	790,250
GNMA (3)	AA+	4.00	04/15/24	202,695	211,164
GNMA (3)	AA+	4.00	01/20/41	1,408,754	1,437,233
GNMA (3)	AA+	4.00	03/15/41	561,983	575,336
GNMA (3)	AA+	4.00	08/15/41	998,394	1,021,532
GNMA (3)	AA+	4.00	11/15/41	670,448	688,052
GNMA (3)	AA+	4.00	12/15/41	1,547,328	1,583,282
GNMA (3)	AA+	4.00	08/20/42	986,796	1,006,645
GNMA (3)	AA+	4.25	04/20/41	731,274	750,799
GNMA (3)	AA+	4.29	04/15/41	280,437	288,102
GNMA (3)	AA+	4.50	06/20/30	40,675	42,874
GNMA (3)	AA+	4.50	09/15/30	508,845	530,992
GNMA (3)	AA+	4.50	06/20/34	315,787	329,380
GNMA (3)	AA+	4.50	09/15/40	769,749	802,913
GNMA (3)	AA+	4.50	10/15/40	1,144,172	1,205,290
GNMA (3)	AA+	4.50	10/15/40	268,328	279,880
GNMA (3)	AA+	5.00	04/15/39	899,285	960,355
GNMA (3)	AA+	5.00	06/20/39	1,100,817	1,147,599
GNMA (3)	AA+	5.00	11/15/39	364,485	387,185
GNMA (3)	AA+	5.00	05/15/40	146,311	154,571
GNMA (3)	AA+	5.00	06/20/40	98,223	102,917
GNMA (3)	AA+	5.50	01/15/36	86,591	92,878
GNMA (3)	AA+	6.50	04/15/31	6,772	7,429
GNMA (3)	AA+	6.50	12/15/31	19,794	21,717
GNMA (3)	AA+	6.50	05/15/32	25,362	27,826
GNMA (3)	AA+	7.00	05/15/32	2,551	2,600
Vendee Mortgage Trust (3)		5.25	01/15/32	529,154	539,157

					355,956,839

NON-MORTGAGE-BACKED OBLIGATIONS (1.2%)
FNMA	AA+	0.00	10/09/19	5,050,000	4,911,011
FHLMC	AA+	0.00	11/29/19	11,000,000	10,643,524

					15,554,535

CORPORATE DEBT (40.9%)

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	3.00	02/15/22	4,000,000	3,917,089
AT&T, Inc.	BBB	3.00	06/30/22	1,000,000	975,061
Discovery Communications LLC†	BBB-	3.50	06/15/22	5,000,000	4,919,761
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	994,194
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,060,949
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,792,533

					18,659,587

CONSUMER DISCRETIONARY (6.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,017,217
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,016,251
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,092,710
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,488,225
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,886,165
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	702,261
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,036,365
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,770,000
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,904,575
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	4,924,655
Expedia Group, Inc.	BBB	5.95	08/15/20	4,000,000	4,180,744
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,105,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,222,400
Harman International Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	4,924,283
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	208,562
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,739,525
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,638,910
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,987,646
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,000,015
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,914,019
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	2,997,552
Mattel, Inc.	B+	3.15	03/15/23	2,000,000	1,745,000
Mattel, Inc.	B+	4.35	10/01/20	1,000,000	995,000
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,049,981
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,001,786
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,263,395
Tapestry, Inc.	BBB-	4.25	04/01/25	2,500,000	2,476,233
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,075,286
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	1,925,467
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,029,794
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	4,000,000	3,700,000

					87,019,022

CONSUMER STAPLES (1.9%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	656,925
Edgewell Personal Care Co.	BB	4.70	05/19/21	4,000,000	3,990,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,069,441
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,292,792
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,723,598
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	1,973,198
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,973,910
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,526,700

					25,206,564

ENERGY (3.4%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,035,293
Devon Energy Corp.	BBB	5.85	12/15/25	2,500,000	2,723,335
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	3,000,000	2,626,860
Energen Corp.	BB	4.63	09/01/21	4,000,000	4,020,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,111,845
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,046,826
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,843,859
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,423,089
Murphy Oil Corp.	BBB-	4.45	12/01/22	3,525,000	3,497,767
Rowan Cos., Inc.	B-	4.88	06/01/22	4,000,000	3,845,000
SEACOR Hldgs., Inc.	NR	7.38	10/01/19	2,775,000	2,858,250
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,563,000

					43,595,124

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FINANCIALS (10.0%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,055,251
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,079,782
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,127,040
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,901,013
American International Group, Inc.	BBB+	3.75	07/10/25	5,000,000	4,868,458
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,893,422
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,019,210
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,332,394
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,129,432
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,859,964
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,794,003
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,524,541
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,061,963
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,994,505
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	4,985,870
Genworth Hldgs., Inc.	B	7.20	02/15/21	1,750,000	1,763,125
Genworth Hldgs., Inc.	B	7.63	09/24/21	1,300,000	1,316,250
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,030,105
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	4,950,712
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	1,964,194
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,044,240
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,029,820
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,250,534
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,094,704
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,113,871
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,574,591
Old Republic International Corp.	BBB+	3.88	08/26/26	5,000,000	4,779,453
Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	734,307
People’s United Bank	BBB+	4.00	07/15/24	2,000,000	1,975,320
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,031,179
Reinsurance Group of America, Inc.	A	4.70	09/15/23	1,000,000	1,026,940
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,000,000	3,112,261
Signet UK Finance PLC	BB+	4.70	06/15/24	5,000,000	4,736,087
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,498,171
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,224,700
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,482,661
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,534,079
Unum Group	BBB	4.00	03/15/24	5,000,000	4,936,507
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,761,387
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	3,928,199
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,010,396
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,052,684
WR Berkley Corp.	BBB+	7.38	09/15/19	2,000,000	2,080,002

					129,663,327

HEALTH CARE (4.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,119,305
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,491,290
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,040,622
Biogen, Inc.	A-	4.05	09/15/25	2,500,000	2,505,894
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,106,888
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,500,425
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,945,520
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	2,981,527
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,000,000	2,001,748
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	1,000,000	1,020,676
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,036,955
Owens & Minor, Inc.	BB	3.88	09/15/21	2,200,000	2,063,875
Owens & Minor, Inc.	BB	4.38	12/15/24	2,800,000	2,397,500
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,128,910
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	674,674
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,084,347
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	1,000,000	1,003,589
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	3,000,000	3,079,762
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,896,738

					54,080,245

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

INDUSTRIALS (1.1%)
Dun & Bradstreet Corp.	BB+	4.63	12/01/22	1,000,000	1,008,642
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,887,140
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	3,977,669
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,936,614

					13,810,065

INFORMATION TECHNOLOGY (3.9%)
Adobe Systems, Inc.	A	4.75	02/01/20	4,000,000	4,086,464
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,018,744
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	968,613
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,112,047
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	276,969
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,142,969
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	5,000,000	4,991,759
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,879,319
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,031,238
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	1,000,163
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	738,446
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,049,825
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,042,603
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,051,374
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	4,970,623
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	3,965,230
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	979,924
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,034,630
Total System Svcs., Inc.	BBB-	3.75	06/01/23	4,000,000	3,963,913

					51,304,853

MATERIALS (3.9%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,025,146
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,558,692
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,056,087
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,696,727
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,546,146
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	3,890,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,110,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,386,665
Methanex Corp.	BB+	5.25	03/01/22	600,000	614,121
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,965,450
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,016,635
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,055,175
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	4,947,506
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,947,555
Teck Resources Ltd.	BB+	3.75	02/01/23	1,000,000	980,000
Teck Resources Ltd.	BB+	4.75	01/15/22	3,000,000	3,058,650

					50,854,555

REAL ESTATE (2.8%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,012,195
Government Properties Income Trust	BBB-	3.75	08/15/19	4,000,000	4,014,995
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,553,409
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	3,911,596
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,660,387
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,057,853
Mack-Cali Realty LP	BB+	4.50	04/18/22	5,000,000	4,841,609
National Retail Properties, Inc.	BBB+	3.30	04/15/23	1,000,000	974,768
National Retail Properties, Inc.	BBB+	3.80	10/15/22	3,000,000	2,996,380
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	500,000	490,457
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	744,545
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,598,018

					35,856,212

UTILITIES (1.6%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,565,661
Exelon Corp.	BBB-	5.15	12/01/20	3,000,000	3,087,057
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,014,721
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,066,698

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,030,209
SCANA Corp.	BB+	4.13	02/01/22	4,000,000	3,944,425
SCANA Corp.	BB+	4.75	05/15/21	1,000,000	1,005,405
Talen Energy Supply LLC†	B+	6.50	09/15/24	2,000,000	1,350,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,774,958

					20,839,134

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,626,139	2,924,108

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,318,310,660) 99.0%					1,285,850,229

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Cargill, Inc.†	A-1	2.15	10/01/18	3,200,000	3,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,200,000) 0.3%					3,200,000

TOTAL INVESTMENTS (Cost: $1,321,510,660) 99.3%					1,289,050,229

OTHER NET ASSETS 0.7%					9,422,781

NET ASSETS 100.0%					$1,298,473,010

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$25,000,000	0.8%
SMALL CAP VALUE FUND	$17,800,000	3.5%
MID CAP VALUE FUND	$2,200,000	2.2%
MID-CAP EQUITY INDEX FUND	$24,500,000	1.6%
INTERNATIONAL FUND	$12,000,000	2.2%
COMPOSITE FUND	$4,575,541	2.4%
MONEY MARKET FUND	$75,655,652	41.3%
MID-TERM BOND FUND	$5,153,890	0.9%
BOND FUND	$13,728,609	1.1%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	548	E-mini S&P 500 Stock Index	P	December 2018	$79,980,600	$670,403	2.7%
ALL AMERICA FUND	36	E-mini S&P 500 Stock Index	P	December 2018	$5,254,200	$14,460	1.6%
MID-CAP EQUITY INDEX FUND	234	E-mini S&P MidCap 400 Stock Index	P	December 2018	$47,389,680	($422,935)	3.1%

(a)	Includes the cumulative appreciation (depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value, Small Cap Growth and Small Cap Equity Index Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2018:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,908,783,676	-	-		$2,908,783,676
Short-Term Debt Securities	-	$78,145,113	-		$78,145,113

	$2,908,783,676	$78,145,113	-		$2,986,928,789

All America Fund
Common Stock - Indexed	$178,042,412	-	-		$178,042,412
Common Stock - Active	$135,310,037	-	$285,375	(b)	$135,595,412
Short-Term Debt Securities - Indexed	-	$5,198,956	-		$5,198,956
Short-Term Debt Securities - Active	-	$4,244,320	-		$4,244,320

	$313,352,449	$9,443,276	$285,375		$323,081,100

Small Cap Value Fund
Common Stock	$487,121,035	-	3,206,125	(b)	$490,327,160
Short-Term Debt Securities	-	$27,894,500	-		$27,894,500

	$487,121,035	$27,894,500	$3,206,125		$518,221,660

Small Cap Growth Fund
Common Stock	$584,372,079	-	-	(b)	$584,372,086
Short-Term Debt Securities	-	$12,279,983	-		$12,279,983

	$584,372,079	$12,279,983	-		$596,652,069

Small Cap Equity Index Fund
Common Stock	$16,723,715	-	-	(b)	$16,723,715
Mid Cap Value Fund
Common Stock	$96,665,629	-	-		$96,665,629
Short-Term Debt Securities	-	$2,200,000	-		$2,200,000

	$96,665,629	$2,200,000	-		$98,865,629

Mid-Cap Equity Index Fund
Common Stock	$1,480,401,649	-	-		$1,480,401,649
Short-Term Debt Securities	-	$44,456,007	-		$44,456,007

	$1,480,401,649	$44,456,007	-		$1,524,857,656

International Fund
Common Stock	$521,094,673	-	-		$521,094,673
Short-Term Debt Securities	-	$27,589,480	-		$27,589,480

	$521,094,673	$27,589,480	-		$548,684,153

Composite Fund
Common Stock	$116,262,781	-	-		$116,262,781
U.S. Government Debt	-	$26,253,420	-		$26,253,420
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$20,175,805	-		$20,175,805
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$483,797	-		$483,797
Long-Term Corporate Debt	-	$23,485,992	-		$23,485,992
Short-Term Debt Securities	-	$5,300,000	-		$5,300,000

	$116,262,781	$75,699,014	-		$191,961,795

Retirement Income Fund
Common Stock	$101,370,695	-	-		$101,370,695

2010 Retirement Fund
Common Stock	$24,730,852	-	-		$24,730,852

2015 Retirement Fund
Common Stock	$149,515,984	-	-		$149,515,984

2020 Retirement Fund
Common Stock	$549,350,898	-	-		$549,350,898

2025 Retirement Fund
Common Stock	$754,556,891	-	-		$754,556,891

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

2030 Retirement Fund
Common Stock	$660,551,554	-	-	$660,551,554

2035 Retirement Fund
Common Stock	$551,074,136	-	-	$551,074,136

2040 Retirement Fund
Common Stock	$451,545,144	-	-	$451,545,144

2045 Retirement Fund
Common Stock	$485,793,764	-	-	$485,793,764

2050 Retirement Fund
Common Stock	$310,115,828	-	-	$310,115,828

2055 Retirement Fund
Common Stock	$67,339,645	-	-	$67,339,645

2060 Retirement Fund
Common Stock	$1,305,599	-	-	$1,305,599

Conservative Allocation Fund
Common Stock	$156,507,377	-	-	$156,507,377

Moderate Allocation Fund
Common Stock	$404,308,929	-	-	$404,308,929

Aggressive Allocation Fund
Common Stock	$308,500,510	-	-	$308,500,510

Money Market Fund
U.S. Government Debt	-	$45,814,697	-	$45,814,697
U.S. Government Agency Short-Term Debt	-	$25,986,144	-	$25,986,144
Commercial Paper	-	$111,263,229	-	$111,263,229

	-	$183,064,070	-	$183,064,070

Mid-Term Bond Fund
U.S. Government Debt	-	$278,774,179	-	$278,774,179
U.S. Government Agency Residential Mortgage-Backed Obligation	-	$1,123	-	$1,123
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$36,273,841	-	$36,273,841
Long-Term Corporate Debt	-	$252,588,511	-	$252,588,511

		$567,637,654		$567,637,654

Bond Fund
U.S. Government Debt	-	$380,526,059	-	$380,526,059
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$355,956,839	-	$355,956,839
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,554,535	-	$15,554,535
Long-Term Corporate Debt	-	$530,888,688	-	$530,888,688
Sovereign Debt	-	$2,924,108	-	$2,924,108
Commercial Paper	-	$3,200,000	-	$3,200,000

		$1,289,050,229		$1,289,050,229

Other Financial Instruments:*
Equity Index Fund	670,403	-	-	670,403
All America Fund	14,460	-	-	14,460
Mid-Cap Equity	(422,935)	-	-	(422,935)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2018
	Balance December 31, 2017 (c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3		Transfers Out of Level 3	Sales 2018 (c)		Balance September 30, 2018 (c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2018
All America Fund - Active Common Stock	$285,375	-	-		-	-	(d)	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	-	-		-	-		$3,206,125	$347,256
Small Cap Growth Fund - Common Stock	-	-	-		-	-	(d)	-	-
Small Cap Equity Index Fund - Common Stock	-	-	-	(e)	-	-		-	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Dyax Corp. - contingent value rights, with $0 fair value and unrealized gain (loss).
(e)	Lyondell Basell Industries - contingent value rights, with $0 fair value and unrealized gain (loss).

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2018 and for the nine months ended September 30, 2018:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$670,403	$14,460	($422,935)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on: Futures contracts	$5,403,727	$360,002	$4,326,286
Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of: Futures contracts	$153,308	($77,519)	($648,357)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2018 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,364,352,577	$112,791,842	$121,129,090	$137,437,582	$826,110
Unrealized Depreciation	(63,164,890)	(12,366,796)	(24,207,559)	(26,229,971)	(752,462)

Net	$1,301,187,687	$100,425,046	$96,921,531	$111,207,611	73,648

Cost of Investments	$1,685,741,102	$222,656,054	$421,300,129	$485,444,458	$16,650,067

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Unrealized Appreciation	$27,323,757	$423,124,904	$51,906,657	$31,681,553	$4,314,941
Unrealized Depreciation	(2,810,447)	(60,808,354)	(1,353,553)	(3,475,947)	(2,853,785)

Net	24,513,310	$362,316,550	$50,553,104	$28,205,606	$1,461,156

Cost of Investments	$74,352,319	$1,162,541,106	$498,131,049	$163,756,189	$99,909,539

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$1,352,738	$14,104,801	$57,531,820	$88,199,699	$87,396,888
Unrealized Depreciation	(709,590)	(3,664,294)	(10,983,388)	(10,646,575)	(6,563,879)

Net	643,148	$10,440,507	$46,548,432	$77,553,124	$80,833,009

Cost of Investments	$24,087,704	$139,075,477	$502,802,466	$677,003,767	$579,718,545

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$80,828,102	$69,172,133	$82,294,101	$30,069,071	$1,825,745
Unrealized Depreciation	(3,806,024)	(2,537,663)	(2,212,139)	(1,202,665)	(668,201)

Net	$77,022,078	$66,634,470	$80,081,962	$28,866,406	$1,157,544

Cost of Investments	$474,052,058	$384,910,674	$405,711,802	$281,249,422	$66,182,101

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Unrealized Appreciation	$312	$9,526,932	$61,091,712	$61,826,274	$-
Unrealized Depreciation	(21,365)	(5,169,121)	(8,266,745)	(4,441,853)	(346)

Net	$(21,053)	$4,357,811	$52,824,967	$57,384,421	$(346)

Cost of Investments	$1,326,652	$152,149,566	$351,483,962	$251,116,089	$183,064,416

	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$461,541	$5,877,002
Unrealized Depreciation	(14,019,909)	(38,168,696)

Net	$(13,558,368)	$(32,291,694)

Cost of Investments	$581,196,022	$1,321,341,923

Differences in basis between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 29, 2018

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 29, 2018